Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-4.07%
Alphabet, Inc., Class A	347	$58,626
Alphabet, Inc., Class C	284	48,419
AT&T, Inc.	4,436	102,738
Comcast Corp., Class A	2,460	106,247
Interpublic Group of Cos., Inc. (The)	3,078	94,833
News Corp., Class A	2,799	82,150
News Corp., Class B(b)	831	26,667
Paramount Global, Class B	9,539	103,498
Walt Disney Co. (The)	1,078	126,633
		749,811
Consumer Discretionary-11.87%
Aptiv PLC(c)	1,454	80,741
Best Buy Co., Inc.	975	87,750
Carnival Corp.(c)	5,756	146,375
D.R. Horton, Inc.	516	87,090
Deckers Outdoor Corp.(c)	630	123,455
eBay, Inc.	1,569	99,302
General Motors Co.	2,131	118,462
Hasbro, Inc.	1,413	92,057
Hilton Worldwide Holdings, Inc.	451	114,301
Home Depot, Inc. (The)	258	110,716
Lowe’s Cos., Inc.	386	105,158
Marriott International, Inc., Class A	418	120,840
NIKE, Inc., Class B	1,218	95,942
Norwegian Cruise Line Holdings Ltd.(c)	5,092	136,924
Ralph Lauren Corp.	545	126,113
Royal Caribbean Cruises Ltd.	589	143,751
Starbucks Corp.	971	99,489
TJX Cos., Inc. (The)	807	101,432
Tractor Supply Co.	347	98,433
Yum! Brands, Inc.	712	98,925
		2,187,256
Consumer Staples-7.37%
Archer-Daniels-Midland Co.	1,613	88,070
Colgate-Palmolive Co.	897	86,677
Estee Lauder Cos., Inc. (The), Class A	1,128	81,351
General Mills, Inc.(b)	1,301	86,204
Hershey Co. (The)(b)	481	84,719
Kellanova	1,193	96,979
Kraft Heinz Co. (The)	2,706	86,511
McCormick & Co., Inc.	1,154	90,485
Mondelez International, Inc., Class A	1,285	83,461
PepsiCo, Inc.	543	88,753
Procter & Gamble Co. (The)	549	98,414
Target Corp.(b)	647	85,605
The Campbell’s Company(b)	1,937	89,489
Walgreens Boots Alliance, Inc.(b)	10,891	98,237
Walmart, Inc.	1,208	111,740
		1,356,695
Financials-17.23%
Aflac, Inc.	886	101,004
Allstate Corp. (The)	517	107,221
American International Group, Inc.	1,324	101,789
Assurant, Inc.	504	114,458
Bank of America Corp.	2,442	116,019
Bank of New York Mellon Corp. (The)	1,400	114,618
Cboe Global Markets, Inc.	451	97,348
Citigroup, Inc.	1,662	117,786
Fidelity National Information Services, Inc.	1,141	97,327
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	2,314	$111,211
Globe Life, Inc.	943	104,899
Hartford Financial Services Group, Inc. (The)	834	102,841
Huntington Bancshares, Inc.	6,694	120,559
Intercontinental Exchange, Inc.	596	95,932
M&T Bank Corp.	576	126,714
Mastercard, Inc., Class A	195	103,923
MetLife, Inc.	1,274	112,405
Moody’s Corp.	198	98,996
Morgan Stanley	983	129,373
MSCI, Inc.	169	103,027
Nasdaq, Inc.	1,322	109,713
Northern Trust Corp.	1,091	121,276
PayPal Holdings, Inc.(c)	1,374	119,222
Principal Financial Group, Inc.	1,206	105,031
Prudential Financial, Inc.	830	107,410
Regions Financial Corp.	4,327	117,954
S&P Global, Inc.	184	96,142
State Street Corp.	1,154	113,681
Visa, Inc., Class A(b)	335	105,552
		3,173,431
Health Care-11.63%
Abbott Laboratories	817	97,035
AbbVie, Inc.	491	89,819
Agilent Technologies, Inc.	687	94,785
Amgen, Inc.(b)	288	81,467
Baxter International, Inc.	2,422	81,646
Becton, Dickinson and Co.	409	90,757
Biogen, Inc.(c)	479	76,942
Boston Scientific Corp.(c)	1,152	104,440
Centene Corp.(c)	1,297	77,820
Cigna Group (The)	267	90,193
CVS Health Corp.	1,702	101,865
Danaher Corp.	350	83,892
DaVita, Inc.(c)	620	103,025
Edwards Lifesciences Corp.(c)	1,401	99,961
Elevance Health, Inc.	176	71,625
Gilead Sciences, Inc.	1,180	109,244
Humana, Inc.	291	86,247
Medtronic PLC	1,053	91,127
Merck & Co., Inc.	830	84,361
Moderna, Inc.(b)(c)	1,197	51,543
Quest Diagnostics, Inc.	621	101,012
Regeneron Pharmaceuticals, Inc.(c)	84	63,018
UnitedHealth Group, Inc.	162	98,852
Waters Corp.(b)(c)	292	112,338
		2,143,014
Industrials-17.19%
Automatic Data Processing, Inc.	344	105,584
C.H. Robinson Worldwide, Inc.	955	100,829
Carrier Global Corp.	1,296	100,272
Caterpillar, Inc.	285	115,741
CSX Corp.	2,859	104,496
Cummins, Inc.	325	121,888
Dayforce, Inc.(b)(c)	1,650	131,984
Deere & Co.(b)	245	114,146
Dover Corp.	520	107,068
Emerson Electric Co.	952	126,235
Hubbell, Inc.	244	112,262
Illinois Tool Works, Inc.(b)	387	107,400
Ingersoll Rand, Inc.	1,063	110,733
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	564	$106,658
Johnson Controls International PLC	1,348	113,043
Norfolk Southern Corp.	376	103,720
Otis Worldwide Corp.	1,033	106,378
PACCAR, Inc.	1,011	118,287
Pentair PLC	1,087	118,472
Republic Services, Inc.	466	101,728
Rockwell Automation, Inc.	373	110,087
Stanley Black & Decker, Inc.	975	87,214
Trane Technologies PLC	270	112,379
Union Pacific Corp.	386	94,439
United Rentals, Inc.	135	116,910
Verisk Analytics, Inc.	351	103,268
W.W. Grainger, Inc.	97	116,918
Waste Management, Inc.	460	104,981
Xylem, Inc.	735	93,161
		3,166,281
Information Technology-14.47%
Accenture PLC, Class A (Ireland)	272	98,565
Adobe, Inc.(c)	166	85,644
Akamai Technologies, Inc.(c)	986	92,704
Apple, Inc.	428	101,577
Applied Materials, Inc.	513	89,626
Autodesk, Inc.(c)	369	107,711
Cisco Systems, Inc.	1,938	114,749
Cognizant Technology Solutions Corp., Class A	1,248	100,452
Hewlett Packard Enterprise Co.(b)	5,827	123,649
HP, Inc.	2,851	101,011
Intel Corp.	4,847	116,570
International Business Machines Corp.(b)	454	103,244
Juniper Networks, Inc.	2,470	88,722
Keysight Technologies, Inc.(c)	644	110,021
KLA Corp.(b)	128	82,820
Lam Research Corp.	1,244	91,907
Micron Technology, Inc.	1,051	102,946
Microsoft Corp.	224	94,855
NVIDIA Corp.	816	112,812
ON Semiconductor Corp.(c)	1,350	96,012
Palo Alto Networks, Inc.(b)(c)	279	108,202
QUALCOMM, Inc.	572	90,679
Salesforce, Inc.	383	126,386
ServiceNow, Inc.(c)	109	114,389
TE Connectivity PLC (Switzerland)	661	99,890
Western Digital Corp.(b)(c)	1,505	109,850
		2,664,993
Materials-5.73%
Air Products and Chemicals, Inc.(b)	344	115,009
Albemarle Corp.(b)	1,066	114,808
Ball Corp.	1,467	91,189
Dow, Inc.	1,884	83,292
Ecolab, Inc.	383	95,279
Freeport-McMoRan, Inc.	2,314	102,279
Linde PLC	206	94,964
LyondellBasell Industries N.V., Class A	1,013	84,423
Mosaic Co. (The)	3,823	101,157
	Shares	Value
Materials-(continued)
Newmont Corp.	1,875	$78,637
PPG Industries, Inc.	761	94,646
		1,055,683
Real Estate-7.10%
Alexandria Real Estate Equities, Inc.	790	87,082
BXP, Inc.(b)	1,248	102,323
CBRE Group, Inc., Class A(c)	815	114,092
Digital Realty Trust, Inc.	601	117,610
Equinix, Inc.	110	107,963
Federal Realty Investment Trust	819	95,536
Healthpeak Properties, Inc.	4,299	94,535
Host Hotels & Resorts, Inc.	5,658	104,220
Kimco Realty Corp.	4,053	103,635
Prologis, Inc.	732	85,483
Ventas, Inc.	1,457	93,350
Welltower, Inc.	740	102,253
Weyerhaeuser Co.	3,083	99,458
		1,307,540
Utilities-3.13%
American Water Works Co., Inc.(b)	648	88,737
Consolidated Edison, Inc.	919	92,442
Edison International	1,130	99,157
Eversource Energy	1,404	90,544
Exelon Corp.	2,421	95,775
Sempra	1,170	109,594
		576,249
Total Common Stocks & Other Equity Interests (Cost $16,251,425)		18,380,953
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $14,959)	14,959	14,959
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $16,266,384)		18,395,912
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.42%
Invesco Private Government Fund, 4.63%(d)(e)(f)	537,723	537,723
Invesco Private Prime Fund, 4.71%(d)(e)(f)	1,381,177	1,381,591
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,919,314)		1,919,314
TOTAL INVESTMENTS IN SECURITIES-110.29% (Cost $18,185,698)		20,315,226
OTHER ASSETS LESS LIABILITIES-(10.29)%		(1,895,850)
NET ASSETS-100.00%		$18,419,376
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$98,167	$(83,208)	$-	$-	$14,959	$90
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	257,617	2,261,125	(1,981,019)	-	-	537,723	5,358 *
Invesco Private Prime Fund	707,352	4,855,712	(4,181,370)	(43)	(60)	1,381,591	14,284 *
Total	$964,969	$7,215,004	$(6,245,597)	$(43)	$(60)	$1,934,273	$19,732

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI USA ETF (PBUS)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-8.87%
Alphabet, Inc., Class A	671,864	$113,511,423
Alphabet, Inc., Class C	576,391	98,268,902
AT&T, Inc.	822,246	19,043,217
Charter Communications, Inc., Class A(b)(c)	10,650	4,227,677
Comcast Corp., Class A	442,982	19,132,393
Electronic Arts, Inc.	28,777	4,709,932
Fox Corp., Class A(c)	25,515	1,202,267
Fox Corp., Class B	16,076	719,079
Interpublic Group of Cos., Inc. (The)	43,849	1,350,988
Liberty Media Corp.-Liberty Formula One(b)(c)	23,919	2,113,483
Live Nation Entertainment, Inc.(b)	18,628	2,575,321
Match Group, Inc.(b)	28,893	945,957
Meta Platforms, Inc., Class A	250,604	143,926,889
Netflix, Inc.(b)	49,206	43,636,373
News Corp., Class A	43,450	1,275,257
Omnicom Group, Inc.	22,623	2,371,343
Pinterest, Inc., Class A(b)	68,229	2,068,703
Roblox Corp., Class A(b)(c)	53,972	2,705,616
Roku, Inc., Class A(b)	14,540	1,003,696
Snap, Inc., Class A(b)(c)	119,676	1,413,374
Take-Two Interactive Software, Inc.(b)	20,100	3,786,438
T-Mobile US, Inc.	60,210	14,868,257
Trade Desk, Inc. (The), Class A(b)	51,079	6,566,205
Verizon Communications, Inc.	482,999	21,416,176
Walt Disney Co. (The)	207,977	24,431,058
Warner Bros. Discovery, Inc.(b)	263,971	2,766,416
		540,036,440
Consumer Discretionary-10.90%
Airbnb, Inc., Class A(b)	50,470	6,869,472
Amazon.com, Inc.(b)	1,083,217	225,189,982
Aptiv PLC(b)(c)	30,488	1,692,999
AutoZone, Inc.(b)	1,944	6,161,586
Best Buy Co., Inc.	23,602	2,124,180
Booking Holdings, Inc.	3,846	20,006,815
Burlington Stores, Inc.(b)	7,306	2,059,415
CarMax, Inc.(b)	17,642	1,481,399
Carnival Corp.(b)	115,110	2,927,247
Carvana Co.(b)(c)	13,059	3,400,825
Chipotle Mexican Grill, Inc.(b)	157,040	9,661,101
D.R. Horton, Inc.	33,856	5,714,216
Darden Restaurants, Inc.	13,493	2,378,411
Deckers Outdoor Corp.(b)	17,379	3,405,589
Dick’s Sporting Goods, Inc.	6,825	1,414,413
Domino’s Pizza, Inc.	3,975	1,892,855
DoorDash, Inc., Class A(b)	35,189	6,350,911
DraftKings, Inc., Class A(b)(c)	50,757	2,215,543
eBay, Inc.	56,077	3,549,113
Expedia Group, Inc.(b)	14,308	2,641,543
Flutter Entertainment PLC (United Kingdom)(b)	20,392	5,634,717
Ford Motor Co.	447,717	4,983,090
Garmin Ltd.	17,353	3,689,248
General Motors Co.	128,881	7,164,495
Genuine Parts Co.	15,963	2,022,991
Hilton Worldwide Holdings, Inc.	28,258	7,161,707
Home Depot, Inc. (The)	113,934	48,892,497
Hyatt Hotels Corp., Class A	4,971	785,120
Las Vegas Sands Corp.(c)	42,833	2,272,719
Lennar Corp., Class A	27,390	4,776,542
LKQ Corp.	30,863	1,212,607
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	65,048	$17,721,027
lululemon athletica, inc.(b)	12,812	4,108,296
Marriott International, Inc., Class A	27,446	7,934,364
McDonald’s Corp.	82,246	24,345,638
MercadoLibre, Inc. (Brazil)(b)	5,189	10,301,047
MGM Resorts International(b)(c)	26,141	1,002,246
NIKE, Inc., Class B	136,530	10,754,468
NVR, Inc.(b)	348	3,213,982
O’Reilly Automotive, Inc.(b)	6,662	8,282,332
Pool Corp.	4,355	1,642,227
PulteGroup, Inc.	23,800	3,219,426
Rivian Automotive, Inc., Class A(b)(c)	83,482	1,020,985
Ross Stores, Inc.	38,030	5,889,706
Royal Caribbean Cruises Ltd.	27,968	6,825,870
Starbucks Corp.	130,082	13,328,202
Tesla, Inc.(b)	329,704	113,800,632
TJX Cos., Inc. (The)	129,331	16,255,613
Tractor Supply Co.(c)	12,345	3,501,906
Ulta Beauty, Inc.(b)	5,376	2,078,577
Williams-Sonoma, Inc.(c)	14,500	2,494,290
Wynn Resorts Ltd.	11,608	1,095,563
Yum! Brands, Inc.	32,472	4,511,660
		663,061,405
Consumer Staples-5.55%
Albertson’s Cos., Inc., Class A	43,344	860,378
Altria Group, Inc.	195,667	11,297,813
Archer-Daniels-Midland Co.	54,841	2,994,319
Brown-Forman Corp., Class B(c)	20,764	873,749
Bunge Global S.A.	16,376	1,469,582
Church & Dwight Co., Inc.	28,036	3,087,605
Clorox Co. (The)	14,196	2,373,145
Coca-Cola Co. (The)	469,718	30,099,529
Colgate-Palmolive Co.	89,349	8,633,794
Conagra Brands, Inc.	54,805	1,509,878
Constellation Brands, Inc., Class A	18,746	4,516,849
Costco Wholesale Corp.	50,819	49,389,970
Dollar General Corp.	25,011	1,932,600
Dollar Tree, Inc.(b)	23,664	1,686,533
Estee Lauder Cos., Inc. (The), Class A	26,720	1,927,046
General Mills, Inc.	64,075	4,245,610
Hershey Co. (The)	16,869	2,971,137
Hormel Foods Corp.	34,631	1,123,083
J.M. Smucker Co. (The)	12,074	1,422,196
Kellanova	31,450	2,556,571
Kenvue, Inc.	219,635	5,288,811
Keurig Dr Pepper, Inc.	132,184	4,315,808
Kimberly-Clark Corp.	38,840	5,412,354
Kraft Heinz Co. (The)	104,301	3,334,503
Kroger Co. (The)	78,705	4,807,301
Lamb Weston Holdings, Inc.	16,397	1,266,504
McCormick & Co., Inc.	28,696	2,250,053
Molson Coors Beverage Co., Class B	21,289	1,321,195
Mondelez International, Inc., Class A	153,177	9,948,846
Monster Beverage Corp.(b)	84,469	4,656,776
PepsiCo, Inc.	157,560	25,753,182
Philip Morris International, Inc.	178,274	23,721,138
Procter & Gamble Co. (The)	269,447	48,301,069
Sysco Corp.	56,331	4,343,683
Target Corp.	53,131	7,029,763
The Campbell’s Company	21,762	1,005,404
Tyson Foods, Inc., Class A	32,711	2,109,860
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.(c)	83,432	$752,557
Walmart, Inc.	506,969	46,894,633
		337,484,827
Energy-3.49%
APA Corp.	42,622	965,388
Baker Hughes Co., Class A	113,909	5,006,301
Cheniere Energy, Inc.	25,934	5,809,475
Chevron Corp.	199,254	32,265,200
ConocoPhillips	150,190	16,271,585
Coterra Energy, Inc.	85,985	2,297,519
Devon Energy Corp.	72,646	2,756,916
Diamondback Energy, Inc.	21,450	3,809,305
EOG Resources, Inc.	65,196	8,688,019
EQT Corp.	63,939	2,905,388
Expand Energy Corp.(c)	22,690	2,245,402
Exxon Mobil Corp.	509,479	60,098,143
Halliburton Co.	102,044	3,251,122
Hess Corp.	31,712	4,667,372
HF Sinclair Corp.	18,434	754,504
Kinder Morgan, Inc.	228,533	6,460,628
Marathon Petroleum Corp.	38,393	5,995,067
Occidental Petroleum Corp.	72,692	3,676,761
ONEOK, Inc.	67,325	7,648,120
Ovintiv, Inc.	30,997	1,407,884
Phillips 66	48,000	6,431,040
Schlumberger N.V.	162,832	7,154,838
Targa Resources Corp.	23,868	4,876,232
Texas Pacific Land Corp.(c)	2,253	3,605,003
Valero Energy Corp.	36,735	5,109,104
Williams Cos., Inc. (The)	139,934	8,188,938
		212,345,254
Financials-13.73%
Aflac, Inc.	61,003	6,954,342
Allstate Corp. (The)	30,479	6,321,040
Ally Financial, Inc.	31,278	1,250,494
American Express Co.	65,211	19,868,487
American Financial Group, Inc.	8,119	1,192,356
American International Group, Inc.	73,833	5,676,281
Ameriprise Financial, Inc.	11,266	6,466,346
Annaly Capital Management, Inc.(c)	56,673	1,129,493
Aon PLC, Class A	22,433	8,783,417
Apollo Global Management, Inc.(c)	45,774	8,011,823
Arch Capital Group Ltd.(b)	43,153	4,346,370
Ares Management Corp., Class A	21,254	3,756,219
Arthur J. Gallagher & Co.	25,024	7,813,494
Assurant, Inc.	5,713	1,297,422
Bank of America Corp.	800,825	38,047,196
Bank of New York Mellon Corp. (The)	84,776	6,940,611
Berkshire Hathaway, Inc., Class B(b)	152,052	73,444,157
BlackRock, Inc.	16,991	17,378,395
Blackstone, Inc., Class A	82,587	15,781,550
Block, Inc., Class A(b)	63,675	5,638,421
Brown & Brown, Inc.	27,848	3,149,609
Capital One Financial Corp.	43,796	8,409,270
Carlyle Group, Inc. (The)	27,051	1,439,925
Cboe Global Markets, Inc.	12,101	2,612,001
Charles Schwab Corp. (The)	183,556	15,191,095
Chubb Ltd.	44,028	12,712,204
Cincinnati Financial Corp.	17,740	2,835,384
Citigroup, Inc.	218,744	15,502,387
Citizens Financial Group, Inc.	51,414	2,475,070
	Shares	Value
Financials-(continued)
CME Group, Inc., Class A	41,227	$9,812,026
Coinbase Global, Inc., Class A(b)	22,124	6,553,129
Corebridge Financial, Inc.	31,528	1,020,561
Corpay, Inc.(b)	7,568	2,884,770
Discover Financial Services	28,530	5,204,728
Equitable Holdings, Inc.	36,340	1,752,678
Erie Indemnity Co., Class A	2,921	1,286,876
Everest Group Ltd.	4,855	1,881,604
FactSet Research Systems, Inc.	4,328	2,123,620
Fidelity National Financial, Inc.	29,428	1,865,441
Fidelity National Information Services, Inc.	62,575	5,337,648
Fifth Third Bancorp	77,839	3,740,942
First Citizens BancShares, Inc., Class A	1,112	2,552,040
Fiserv, Inc.(b)	66,007	14,584,907
Franklin Resources, Inc.	33,496	762,369
Global Payments, Inc.	29,362	3,492,904
Goldman Sachs Group, Inc. (The)	36,213	22,038,145
Hartford Financial Services Group, Inc. (The)	33,807	4,168,741
Huntington Bancshares, Inc.	165,679	2,983,879
Intercontinental Exchange, Inc.	65,778	10,587,627
Jack Henry & Associates, Inc.	8,303	1,462,823
JPMorgan Chase & Co.	326,258	81,473,148
KeyCorp	106,962	2,083,620
KKR & Co., Inc., Class A	71,376	11,625,009
Loews Corp.	21,574	1,871,113
LPL Financial Holdings, Inc.	8,464	2,752,070
M&T Bank Corp.	19,226	4,229,528
Markel Group, Inc.(b)	1,437	2,562,056
MarketAxess Holdings, Inc.	4,232	1,094,776
Marsh & McLennan Cos., Inc.	56,390	13,151,840
Mastercard, Inc., Class A	94,624	50,428,915
MetLife, Inc.	68,263	6,022,845
Moody’s Corp.	18,803	9,401,124
Morgan Stanley	139,155	18,314,190
MSCI, Inc.	9,024	5,501,301
Nasdaq, Inc.	49,312	4,092,403
Northern Trust Corp.	23,446	2,606,257
PayPal Holdings, Inc.(b)	111,381	9,664,529
PNC Financial Services Group, Inc. (The)	45,674	9,807,121
Principal Financial Group, Inc.	26,568	2,313,807
Progressive Corp. (The)	67,169	18,060,401
Prudential Financial, Inc.	41,084	5,316,680
Raymond James Financial, Inc.	22,448	3,799,997
Regions Financial Corp.	105,642	2,879,801
Robinhood Markets, Inc., Class A(b)	60,170	2,258,782
S&P Global, Inc.	36,734	19,193,882
SEI Investments Co.	12,514	1,034,032
State Street Corp.	33,724	3,322,151
Synchrony Financial	45,246	3,055,010
T. Rowe Price Group, Inc.	25,448	3,151,480
Toast, Inc., Class A(b)(c)	44,929	1,956,209
Tradeweb Markets, Inc., Class A	13,126	1,778,573
Travelers Cos., Inc. (The)	26,152	6,957,478
Truist Financial Corp.	153,836	7,334,900
U.S. Bancorp	179,677	9,574,987
Visa, Inc., Class A	191,565	60,358,300
W.R. Berkley Corp.	34,921	2,254,151
Wells Fargo & Co.	390,317	29,730,446
Willis Towers Watson PLC	11,771	3,790,262
		835,325,491
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-10.53%
Abbott Laboratories	199,753	$23,724,664
AbbVie, Inc.	202,511	37,045,337
Agilent Technologies, Inc.	32,943	4,545,146
Align Technology, Inc.(b)	8,168	1,901,265
Alnylam Pharmaceuticals, Inc.(b)	14,552	3,682,675
Amgen, Inc.	61,456	17,384,059
Avantor, Inc.(b)(c)	77,315	1,628,254
Baxter International, Inc.	58,621	1,976,114
Becton, Dickinson and Co.	33,167	7,359,757
Biogen, Inc.(b)	16,529	2,655,053
BioMarin Pharmaceutical, Inc.(b)(c)	21,426	1,414,759
Bio-Rad Laboratories, Inc., Class A(b)	2,235	761,085
Bio-Techne Corp.	17,668	1,331,460
Boston Scientific Corp.(b)	168,728	15,296,880
Bristol-Myers Squibb Co.	233,139	13,806,492
Cardinal Health, Inc.	27,878	3,407,807
Catalent, Inc.(b)	20,460	1,250,311
Cencora, Inc.	20,335	5,115,269
Centene Corp.(b)	60,321	3,619,260
Charles River Laboratories International, Inc.(b)(c)	5,652	1,125,087
Cigna Group (The)	32,057	10,828,855
Cooper Cos., Inc. (The)(b)	22,853	2,387,224
CVS Health Corp.	144,286	8,635,517
Danaher Corp.	74,550	17,868,889
DaVita, Inc.(b)	5,282	877,710
DexCom, Inc.(b)	45,573	3,554,238
Edwards Lifesciences Corp.(b)	68,836	4,911,449
Elevance Health, Inc.	26,603	10,826,357
Eli Lilly and Co.	92,638	73,679,633
Exact Sciences Corp.(b)(c)	21,109	1,310,447
GE HealthCare Technologies, Inc.	52,366	4,357,899
Gilead Sciences, Inc.	143,119	13,249,957
HCA Healthcare, Inc.	22,210	7,267,556
Henry Schein, Inc.(b)	14,937	1,150,896
Hologic, Inc.(b)	27,023	2,148,328
Humana, Inc.	13,731	4,069,594
IDEXX Laboratories, Inc.(b)	9,358	3,946,736
Illumina, Inc.(b)(c)	18,466	2,661,874
Incyte Corp.(b)	18,889	1,408,931
Insulet Corp.(b)	7,932	2,116,099
Intuitive Surgical, Inc.(b)	40,664	22,039,888
IQVIA Holdings, Inc.(b)	20,800	4,177,472
Johnson & Johnson	276,289	42,827,558
Labcorp Holdings, Inc.	9,434	2,275,103
McKesson Corp.	14,879	9,351,451
Medtronic PLC	147,488	12,763,612
Merck & Co., Inc.	290,562	29,532,722
Mettler-Toledo International, Inc.(b)	2,461	3,079,203
Moderna, Inc.(b)	37,637	1,620,649
Molina Healthcare, Inc.(b)	6,838	2,037,040
Neurocrine Biosciences, Inc.(b)	11,354	1,439,120
Pfizer, Inc.	650,376	17,046,355
Quest Diagnostics, Inc.	12,598	2,049,191
Regeneron Pharmaceuticals, Inc.(b)	12,419	9,316,982
ResMed, Inc.	16,750	4,171,085
Revvity, Inc.(c)	14,454	1,678,688
Royalty Pharma PLC, Class A	43,289	1,154,085
Solventum Corp.(b)	16,582	1,185,779
STERIS PLC	11,366	2,489,836
Stryker Corp.	39,336	15,425,612
Teleflex, Inc.	5,218	1,006,291
	Shares	Value
Health Care-(continued)
Thermo Fisher Scientific, Inc.	43,840	$23,218,979
United Therapeutics Corp.(b)	4,771	1,767,608
UnitedHealth Group, Inc.	105,881	64,608,586
Universal Health Services, Inc., Class B	7,007	1,436,435
Veeva Systems, Inc., Class A(b)	17,572	4,003,780
Vertex Pharmaceuticals, Inc.(b)	29,501	13,810,303
Viatris, Inc.	135,681	1,776,064
Waters Corp.(b)	6,912	2,659,185
West Pharmaceutical Services, Inc.	8,338	2,715,520
Zimmer Biomet Holdings, Inc.	23,584	2,643,766
Zoetis, Inc.	51,955	9,105,114
		640,701,985
Industrials-8.89%
3M Co.	63,006	8,413,191
A.O. Smith Corp.	13,642	1,016,193
AECOM	15,630	1,828,241
Allegion PLC(c)	9,977	1,405,161
AMETEK, Inc.	26,578	5,166,232
Automatic Data Processing, Inc.	46,778	14,357,571
Axon Enterprise, Inc.(b)	8,250	5,337,420
Boeing Co. (The)(b)	83,276	12,944,421
Booz Allen Hamilton Holding Corp.	15,043	2,229,072
Broadridge Financial Solutions, Inc.	13,302	3,139,538
Builders FirstSource, Inc.(b)	13,344	2,488,256
C.H. Robinson Worldwide, Inc.	13,201	1,393,762
Carlisle Cos., Inc.	5,288	2,415,030
Carrier Global Corp.	93,237	7,213,747
Caterpillar, Inc.	55,610	22,583,777
Cintas Corp.	41,778	9,433,055
CNH Industrial N.V.(c)	99,982	1,255,774
Copart, Inc.(b)	99,132	6,283,977
CSX Corp.	222,312	8,125,504
Cummins, Inc.	15,726	5,897,879
Dayforce, Inc.(b)(c)	18,320	1,465,417
Deere & Co.	29,793	13,880,559
Delta Air Lines, Inc.	18,818	1,200,965
Dover Corp.	15,788	3,250,749
Eaton Corp. PLC	45,641	17,134,544
EMCOR Group, Inc.	5,215	2,660,276
Emerson Electric Co.	65,543	8,691,002
Equifax, Inc.	14,343	3,751,555
Expeditors International of Washington, Inc.	16,199	1,970,446
Fastenal Co.	65,292	5,455,799
FedEx Corp.	26,760	8,099,449
Ferguson Enterprises, Inc.	23,028	4,972,436
Fortive Corp.	40,277	3,195,174
Fortune Brands Innovations, Inc.	14,613	1,144,198
GE Vernova, Inc.(b)	31,509	10,527,787
General Dynamics Corp.	26,878	7,633,621
General Electric Co.	124,343	22,650,321
Graco, Inc.	19,444	1,770,959
HEICO Corp.(c)	4,907	1,341,427
HEICO Corp., Class A	8,443	1,782,571
Honeywell International, Inc.	74,514	17,356,546
Howmet Aerospace, Inc.	44,386	5,254,415
Hubbell, Inc.	6,170	2,838,755
Huntington Ingalls Industries, Inc.	4,485	887,671
IDEX Corp.	8,593	1,981,804
Illinois Tool Works, Inc.	34,032	9,444,561
Ingersoll Rand, Inc.	46,572	4,851,405
J.B. Hunt Transport Services, Inc.	9,280	1,754,941
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Jacobs Solutions, Inc.	14,262	$2,014,222
Johnson Controls International PLC	76,601	6,423,760
Knight-Swift Transportation Holdings, Inc.	18,800	1,115,968
L3Harris Technologies, Inc.	21,731	5,351,259
Leidos Holdings, Inc.	14,863	2,458,340
Lennox International, Inc.(c)	3,709	2,474,385
Lockheed Martin Corp.	24,596	13,021,368
Masco Corp.	25,030	2,016,417
Nordson Corp.	6,243	1,629,361
Norfolk Southern Corp.	25,709	7,091,828
Northrop Grumman Corp.	15,933	7,801,593
Old Dominion Freight Line, Inc.	22,132	4,982,798
Otis Worldwide Corp.	45,920	4,728,842
Owens Corning	9,723	1,999,243
PACCAR, Inc.	60,163	7,039,071
Parker-Hannifin Corp.	14,765	10,378,318
Paychex, Inc.	36,994	5,411,112
Paycom Software, Inc.	5,659	1,312,435
Pentair PLC	18,964	2,066,886
Quanta Services, Inc.	16,685	5,748,316
Republic Services, Inc.	25,110	5,481,513
Rockwell Automation, Inc.	12,993	3,834,754
Rollins, Inc.	32,918	1,656,763
RTX Corp.	152,589	18,589,918
Snap-on, Inc.	6,056	2,238,843
Southwest Airlines Co.	16,343	528,859
SS&C Technologies Holdings, Inc.	25,149	1,945,024
Stanley Black & Decker, Inc.	17,401	1,556,519
Textron, Inc.	21,786	1,865,535
Toro Co. (The)(c)	11,888	1,035,207
Trane Technologies PLC	25,821	10,747,217
TransDigm Group, Inc.	6,446	8,076,645
TransUnion	22,621	2,296,031
Uber Technologies, Inc.(b)	216,211	15,558,544
U-Haul Holding Co., Series N(c)	11,138	695,457
Union Pacific Corp.	69,962	17,116,903
United Parcel Service, Inc., Class B	83,938	11,392,065
United Rentals, Inc.	7,587	6,570,342
Veralto Corp.	28,239	3,055,177
Verisk Analytics, Inc.	16,323	4,802,390
Vertiv Holdings Co., Class A	40,761	5,201,104
W.W. Grainger, Inc.	5,006	6,033,932
Wabtec Corp.	20,244	4,061,351
Waste Connections, Inc.	29,606	5,698,267
Waste Management, Inc.	45,878	10,470,277
Watsco, Inc.(c)	3,996	2,204,194
Xylem, Inc.	27,666	3,506,665
		541,162,172
Information Technology-31.07%
Accenture PLC, Class A (Ireland)	71,659	25,967,072
Adobe, Inc.(b)	50,492	26,050,338
Advanced Micro Devices, Inc.(b)	185,441	25,437,869
Akamai Technologies, Inc.(b)	17,513	1,646,572
Amphenol Corp., Class A	137,726	10,005,794
Analog Devices, Inc.	56,962	12,420,564
ANSYS, Inc.(b)	9,754	3,424,629
Apple, Inc.	1,743,509	413,786,991
Applied Materials, Inc.	94,551	16,519,005
AppLovin Corp., Class A(b)	23,847	8,030,477
Arista Networks, Inc.(b)	30,700	12,458,674
Aspen Technology, Inc.(b)(c)	3,366	841,500
Atlassian Corp., Class A(b)	18,465	4,867,005
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	24,710	$7,212,849
Bentley Systems, Inc., Class B(c)	18,428	912,186
Broadcom, Inc.	508,821	82,469,708
Cadence Design Systems, Inc.(b)	31,361	9,621,868
CDW Corp.	15,403	2,709,850
Cisco Systems, Inc.	457,634	27,096,509
Cloudflare, Inc., Class A(b)	34,743	3,468,394
Cognizant Technology Solutions Corp., Class A	56,900	4,579,881
Corning, Inc.	93,492	4,550,256
CrowdStrike Holdings, Inc., Class A(b)	26,677	9,229,442
Datadog, Inc., Class A(b)	32,062	4,897,470
Dell Technologies, Inc., Class C	36,371	4,640,576
DocuSign, Inc.(b)	23,386	1,863,630
Dynatrace, Inc.(b)	32,527	1,827,692
Enphase Energy, Inc.(b)	15,718	1,121,479
Entegris, Inc.	17,060	1,802,048
EPAM Systems, Inc.(b)	6,540	1,595,237
F5, Inc.(b)	6,694	1,675,843
Fair Isaac Corp.(b)	2,821	6,699,960
First Solar, Inc.(b)	11,654	2,322,293
Fortinet, Inc.(b)	74,674	7,097,764
Gartner, Inc.(b)	8,819	4,567,625
Gen Digital, Inc.	64,642	1,994,206
GoDaddy, Inc., Class A(b)	16,187	3,198,066
Hewlett Packard Enterprise Co.	148,792	3,157,366
HP, Inc.	110,527	3,915,972
HubSpot, Inc.(b)	5,582	4,024,901
Intel Corp.	489,831	11,780,435
International Business Machines Corp.	105,344	23,956,279
Intuit, Inc.	32,087	20,591,190
Jabil, Inc.	12,939	1,757,504
Juniper Networks, Inc.	37,045	1,330,656
Keysight Technologies, Inc.(b)	20,089	3,432,005
KLA Corp.	15,369	9,944,204
Lam Research Corp.	148,630	10,980,784
Manhattan Associates, Inc.(b)	7,167	2,045,748
Marvell Technology, Inc.	99,294	9,203,561
Microchip Technology, Inc.	61,611	4,200,022
Micron Technology, Inc.	127,542	12,492,739
Microsoft Corp.	809,766	342,903,510
MicroStrategy, Inc., Class A(b)(c)	20,978	8,128,346
MongoDB, Inc.(b)	8,416	2,714,076
Monolithic Power Systems, Inc.	5,462	3,100,450
Motorola Solutions, Inc.	19,139	9,563,758
NetApp, Inc.	23,652	2,900,681
Nutanix, Inc., Class A(b)	28,887	1,885,743
NVIDIA Corp.	2,812,931	388,887,711
NXP Semiconductors N.V. (China)	29,192	6,695,769
Okta, Inc.(b)	18,577	1,440,832
ON Semiconductor Corp.(b)	49,475	3,518,662
Oracle Corp.	190,646	35,239,007
Palantir Technologies, Inc., Class A(b)	232,775	15,614,547
Palo Alto Networks, Inc.(b)	37,122	14,396,654
PTC, Inc.(b)	13,482	2,697,209
Pure Storage, Inc., Class A(b)(c)	35,479	1,880,032
Qorvo, Inc.(b)	11,238	775,984
QUALCOMM, Inc.	127,752	20,252,525
Roper Technologies, Inc.	12,301	6,967,778
Salesforce, Inc.	109,619	36,173,174
Samsara, Inc., Class A(b)	23,337	1,248,296
Seagate Technology Holdings PLC	24,137	2,445,802
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
ServiceNow, Inc.(b)	23,575	$24,740,548
Skyworks Solutions, Inc.	18,559	1,625,583
Snowflake, Inc., Class A(b)(c)	34,693	6,064,336
Super Micro Computer, Inc.(b)(c)	60,520	1,975,373
Synopsys, Inc.(b)	17,481	9,762,964
TE Connectivity PLC (Switzerland)	34,861	5,268,194
Teledyne Technologies, Inc.(b)	5,355	2,598,567
Teradyne, Inc.	17,780	1,955,800
Texas Instruments, Inc.	104,490	21,005,625
Trimble, Inc.(b)	27,976	2,041,409
Twilio, Inc., Class A(b)	17,485	1,827,882
Tyler Technologies, Inc.(b)	4,812	3,027,566
VeriSign, Inc.(b)	10,088	1,888,272
Western Digital Corp.(b)	39,644	2,893,616
Workday, Inc., Class A(b)	24,363	6,090,506
Zebra Technologies Corp., Class A(b)	5,659	2,303,213
Zoom Video Communications, Inc., Class A(b)	28,795	2,381,059
Zscaler, Inc.(b)(c)	10,533	2,176,012
		1,890,481,759
Materials-2.23%
Air Products and Chemicals, Inc.	25,467	8,514,382
Albemarle Corp.(c)	13,272	1,429,394
Amcor PLC	165,760	1,763,686
Avery Dennison Corp.	9,080	1,870,026
Ball Corp.	34,821	2,164,473
Celanese Corp.	12,495	914,759
CF Industries Holdings, Inc.	20,903	1,874,163
Corteva, Inc.	79,389	4,941,171
CRH PLC	78,282	8,005,900
Crown Holdings, Inc.	13,631	1,255,279
Dow, Inc.	80,571	3,562,044
DuPont de Nemours, Inc.	47,955	4,008,559
Eastman Chemical Co.	13,394	1,402,620
Ecolab, Inc.	29,466	7,330,257
Freeport-McMoRan, Inc.	164,849	7,286,326
International Flavors & Fragrances, Inc.	29,118	2,660,221
International Paper Co.(c)	37,225	2,189,947
Linde PLC	54,768	25,247,500
LyondellBasell Industries N.V., Class A	29,523	2,460,447
Martin Marietta Materials, Inc.	7,016	4,209,600
Mosaic Co. (The)	36,744	972,246
Newmont Corp.	132,058	5,538,513
Nucor Corp.	27,223	4,211,126
Packaging Corp. of America	10,312	2,566,141
PPG Industries, Inc.	27,086	3,368,686
Reliance, Inc.	6,322	2,030,879
RPM International, Inc.	14,873	2,064,075
Sherwin-Williams Co. (The)	27,486	10,922,936
Smurfit WestRock PLC	60,066	3,304,831
Steel Dynamics, Inc.	17,070	2,479,759
Vulcan Materials Co.	15,290	4,405,508
Westlake Corp.	4,367	560,723
		135,516,177
Real Estate-2.32%
Alexandria Real Estate Equities, Inc.	17,810	1,963,196
American Homes 4 Rent, Class A	37,170	1,423,239
American Tower Corp.	53,479	11,177,111
AvalonBay Communities, Inc.	16,238	3,821,613
BXP, Inc.(c)	16,952	1,389,894
Camden Property Trust	12,058	1,516,896
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	35,147	$4,920,229
CoStar Group, Inc.(b)	46,872	3,812,568
Crown Castle, Inc.	49,934	5,305,487
Digital Realty Trust, Inc.	37,195	7,278,690
Equinix, Inc.	10,896	10,694,206
Equity LifeStyle Properties, Inc.(c)	20,034	1,429,025
Equity Residential	39,230	3,007,372
Essex Property Trust, Inc.	7,421	2,303,924
Extra Space Storage, Inc.	24,182	4,134,155
Gaming and Leisure Properties, Inc.(c)	30,761	1,587,575
Healthpeak Properties, Inc.	80,980	1,780,750
Host Hotels & Resorts, Inc.	80,414	1,481,226
Invitation Homes, Inc.	66,747	2,286,085
Iron Mountain, Inc.	33,280	4,115,738
Kimco Realty Corp.	77,082	1,970,987
Mid-America Apartment Communities, Inc.	13,224	2,170,852
Prologis, Inc.	106,104	12,390,825
Public Storage	18,048	6,281,606
Realty Income Corp.	100,113	5,795,542
Regency Centers Corp.	20,079	1,517,772
SBA Communications Corp., Class A	12,279	2,778,124
Simon Property Group, Inc.	37,213	6,832,307
Sun Communities, Inc.	14,447	1,825,090
UDR, Inc.	35,705	1,637,431
Ventas, Inc.(c)	46,560	2,983,099
VICI Properties, Inc.	120,408	3,926,505
W.P. Carey, Inc.(c)	24,927	1,422,335
Welltower, Inc.	70,935	9,801,798
Weyerhaeuser Co.	83,401	2,690,516
Zillow Group, Inc., Class C(b)(c)	17,518	1,483,950
		140,937,718
Utilities-2.36%
AES Corp. (The)	81,322	1,060,439
Alliant Energy Corp.	29,150	1,842,280
Ameren Corp.	30,564	2,884,936
American Electric Power Co., Inc.	60,718	6,063,299
American Water Works Co., Inc.	22,510	3,082,519
Atmos Energy Corp.(c)	17,128	2,591,809
CenterPoint Energy, Inc.	72,296	2,358,296
CMS Energy Corp.	34,478	2,403,461
Consolidated Edison, Inc.	39,552	3,978,536
Constellation Energy Corp.	35,859	9,199,985
Dominion Energy, Inc.	95,888	5,633,420
DTE Energy Co.	23,620	2,970,924
Duke Energy Corp.	88,719	10,384,559
Edison International	43,992	3,860,298
Entergy Corp.	24,396	3,809,923
Essential Utilities, Inc.	29,538	1,182,406
Evergy, Inc.	26,521	1,714,052
Eversource Energy	40,024	2,581,148
Exelon Corp.	115,510	4,569,576
FirstEnergy Corp.	62,626	2,664,736
NextEra Energy, Inc.	235,895	18,557,860
NiSource, Inc.	51,339	1,955,502
NRG Energy, Inc.	23,941	2,432,645
PG&E Corp.	232,333	5,025,363
PPL Corp.	84,420	2,948,791
Public Service Enterprise Group, Inc.	56,982	5,373,403
Sempra	72,435	6,784,986
Southern Co. (The)	125,571	11,192,143
Vistra Corp.	39,403	6,298,175
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	36,153	$3,653,261
Xcel Energy, Inc.	63,745	4,625,337
		143,684,068
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $4,755,041,476)		6,080,737,296
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.16%
Invesco Private Government Fund, 4.63%(d)(e)(f)	19,810,621	19,810,621
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	50,879,481	$50,894,745
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,706,207)		70,705,366
TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $4,825,747,683)		6,151,442,662
OTHER ASSETS LESS LIABILITIES-(1.10)%		(67,109,335)
NET ASSETS-100.00%		$6,084,333,327

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,368,516	$(19,368,516)	$-	$-	$-	$17,234
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,682,463	81,879,899	(81,751,741)	-	-	19,810,621	305,697 *
Invesco Private Prime Fund	48,906,162	137,876,045	(135,880,240)	(3,433)	(3,789)	50,894,745	810,275 *
Total	$68,588,625	$239,124,460	$(237,000,497)	$(3,433)	$(3,789)	$70,705,366	$1,133,206

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.07%
Alphabet, Inc., Class A	2,529	$427,275
AT&T, Inc.	149,838	3,470,248
Charter Communications, Inc., Class A(b)(c)	9,527	3,781,886
Comcast Corp., Class A	81,949	3,539,377
Electronic Arts, Inc.	2,250	368,258
Fox Corp., Class A(c)	9,022	425,117
Frontier Communications Parent, Inc.(b)	90,956	3,166,178
IAC, Inc.(b)	7,993	378,309
Interpublic Group of Cos., Inc. (The)	10,573	325,754
Iridium Communications, Inc.(c)	123,174	3,660,731
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)(c)	52,664	4,483,813
Liberty Global Ltd., Class C (Belgium)(b)(c)	161,614	2,362,797
Liberty Media Corp.-Liberty Formula One(b)	4,283	378,446
Liberty Media Corp.-Liberty Live, Series C(b)	8,573	626,000
Live Nation Entertainment, Inc.(b)	3,357	464,105
Madison Square Garden Sports Corp., Class A(b)	1,654	380,337
Match Group, Inc.(b)	11,178	365,968
Meta Platforms, Inc., Class A	744	427,294
Netflix, Inc.(b)	492	436,311
New York Times Co. (The), Class A	6,185	335,598
News Corp., Class A	13,131	385,395
Nexstar Media Group, Inc., Class A	1,994	340,156
Omnicom Group, Inc.	3,453	361,943
Paramount Global, Class B	30,809	334,278
Pinterest, Inc., Class A(b)	13,343	404,560
Playtika Holding Corp.(c)	44,050	370,901
Roblox Corp., Class A(b)	7,169	359,382
Roku, Inc., Class A(b)(c)	43,609	3,010,329
Sirius XM Holdings, Inc.(c)	12,756	343,774
Spotify Technology S.A. (Sweden)(b)	987	470,760
Take-Two Interactive Software, Inc.(b)	2,215	417,262
TKO Group Holdings, Inc.(b)(c)	2,941	405,740
T-Mobile US, Inc.	15,979	3,945,854
Trade Desk, Inc. (The), Class A(b)	3,187	409,689
TripAdvisor, Inc.(b)	24,422	349,967
Trump Media & Technology Group Corp.(b)(c)	24,327	768,733
Verizon Communications, Inc.	73,701	3,267,902
Walt Disney Co. (The)	3,645	428,178
Warner Bros. Discovery, Inc.(b)	44,024	461,372
ZoomInfo Technologies, Inc., Class A(b)(c)	38,270	418,674
		47,058,651
Consumer Discretionary-7.04%
ADT, Inc.	43,966	335,021
Advance Auto Parts, Inc.(c)	8,245	340,931
Airbnb, Inc., Class A(b)	2,772	377,297
Amazon.com, Inc.(b)	1,831	380,647
Amer Sports, Inc. (Finland)(b)(c)	23,809	626,891
Aptiv PLC(b)	4,856	269,654
Aramark	9,205	374,551
AutoNation, Inc.(b)	2,117	378,710
AutoZone, Inc.(b)	104	329,632
Bath & Body Works, Inc.	11,940	432,706
Best Buy Co., Inc.	3,354	301,860
Birkenstock Holding PLC (Germany)(b)(c)	7,013	362,292
Booking Holdings, Inc.	86	447,370
BorgWarner, Inc.	10,180	349,378
Boyd Gaming Corp.(c)	5,426	400,710
Bright Horizons Family Solutions, Inc.(b)(c)	2,325	268,840
Brunswick Corp.(c)	3,717	299,256
	Shares	Value
Consumer Discretionary-(continued)
Burlington Stores, Inc.(b)	1,181	$332,900
Caesars Entertainment, Inc.(b)	8,909	342,907
Capri Holdings Ltd.(b)	8,291	194,092
CarMax, Inc.(b)	4,345	364,850
Carnival Corp.(b)	19,297	490,723
Carter’s, Inc.(c)	4,793	261,554
Carvana Co.(b)(c)	2,319	603,914
Cava Group, Inc.(b)	2,594	365,495
Chipotle Mexican Grill, Inc.(b)	5,775	355,278
Choice Hotels International, Inc.(c)	2,786	421,355
Churchill Downs, Inc.	2,249	319,605
Columbia Sportswear Co.(c)	4,179	364,576
Coupang, Inc. (South Korea)(b)(c)	14,744	373,908
Crocs, Inc.(b)(c)	2,549	269,174
D.R. Horton, Inc.	1,722	290,639
Darden Restaurants, Inc.	2,009	354,126
Deckers Outdoor Corp.(b)	2,124	416,219
Dick’s Sporting Goods, Inc.	1,545	320,186
Dillard’s, Inc., Class A	980	434,258
Domino’s Pizza, Inc.	804	382,857
DoorDash, Inc., Class A(b)	3,005	542,342
DraftKings, Inc., Class A(b)(c)	8,433	368,100
Duolingo, Inc.(b)	1,423	495,588
Dutch Bros, Inc., Class A(b)	9,581	514,787
eBay, Inc.	5,152	326,070
Etsy, Inc.(b)	6,290	345,069
Expedia Group, Inc.(b)	2,469	455,827
Five Below, Inc.(b)	3,519	326,211
Floor & Decor Holdings, Inc., Class A(b)	2,976	333,937
Ford Motor Co.	30,653	341,168
GameStop Corp., Class A(b)(c)	15,956	463,522
Gap, Inc. (The)	15,849	384,338
Garmin Ltd.	1,937	411,806
General Motors Co.	7,059	392,410
Gentex Corp.(c)	11,299	345,297
Genuine Parts Co.	2,479	314,164
Grand Canyon Education, Inc.(b)	2,332	383,824
H&R Block, Inc.(c)	5,185	307,367
Harley-Davidson, Inc.(c)	9,322	313,499
Hasbro, Inc.	5,113	333,112
Hilton Worldwide Holdings, Inc.	1,573	398,661
Home Depot, Inc. (The)	876	375,918
Hyatt Hotels Corp., Class A	2,327	367,526
Kohl’s Corp.	16,730	250,448
Las Vegas Sands Corp.(c)	8,259	438,223
Lear Corp.	3,129	306,141
Leggett & Platt, Inc.(c)	28,614	360,250
Lennar Corp., Class A	1,792	312,507
Light & Wonder, Inc.(b)	3,119	296,430
Lithia Motors, Inc., Class A	1,249	483,238
LKQ Corp.	8,202	322,257
Lowe’s Cos., Inc.	1,361	370,777
Lucid Group, Inc.(b)(c)	83,252	181,489
lululemon athletica, inc.(b)	1,249	400,504
Macy’s, Inc.	22,158	359,846
Marriott International, Inc., Class A	1,412	408,195
Marriott Vacations Worldwide Corp.	4,561	452,679
Mattel, Inc.(b)(c)	18,115	344,547
McDonald’s Corp.	1,113	329,459
MGM Resorts International(b)(c)	9,069	347,705
Mohawk Industries, Inc.(b)	1,928	267,664
Murphy USA, Inc.	645	353,331
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Newell Brands, Inc.	47,462	$455,161
NIKE, Inc., Class B	4,152	327,053
Nordstrom, Inc.	14,616	331,929
Norwegian Cruise Line Holdings Ltd.(b)	18,041	485,123
NVR, Inc.(b)	35	323,245
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	3,172	313,869
O’Reilly Automotive, Inc.(b)	286	355,561
PENN Entertainment, Inc.(b)(c)	17,732	382,834
Penske Automotive Group, Inc.	2,289	381,210
Planet Fitness, Inc., Class A(b)(c)	4,245	422,590
Polaris, Inc.	4,005	276,345
Pool Corp.	929	350,317
PulteGroup, Inc.	2,407	325,595
PVH Corp.	3,473	376,369
QuantumScape Corp.(b)(c)	56,122	293,518
Ralph Lauren Corp.	1,858	429,941
RH(b)	1,267	487,972
Rivian Automotive, Inc., Class A(b)(c)	23,725	290,157
Ross Stores, Inc.	2,103	325,692
Royal Caribbean Cruises Ltd.	2,063	503,496
Service Corp. International(c)	4,305	381,380
SharkNinja, Inc.(c)	3,196	321,358
Skechers U.S.A., Inc., Class A(b)	4,908	313,229
Starbucks Corp.	3,277	335,761
Tapestry, Inc.	8,018	499,361
Tempur Sealy International, Inc.	6,975	390,461
Tesla, Inc.(b)	1,418	489,437
Texas Roadhouse, Inc.	2,012	413,003
Thor Industries, Inc.(c)	3,417	381,337
TJX Cos., Inc. (The)	2,809	353,063
Toll Brothers, Inc.	2,245	370,807
TopBuild Corp.(b)	784	306,262
Tractor Supply Co.(c)	1,228	348,347
Travel + Leisure Co.	7,697	430,031
Ulta Beauty, Inc.(b)	911	352,229
Under Armour, Inc., Class A(b)(c)	44,338	430,522
V.F. Corp.(c)	18,883	382,003
Vail Resorts, Inc.(c)	1,915	343,245
Valvoline, Inc.(b)(c)	8,119	322,405
Wayfair, Inc., Class A(b)(c)	7,268	336,072
Wendy’s Co. (The)	18,875	346,545
Whirlpool Corp.	3,458	385,290
Williams-Sonoma, Inc.(c)	2,398	412,504
Wingstop, Inc.	866	284,715
Wyndham Hotels & Resorts, Inc.	4,242	416,480
Wynn Resorts Ltd.	4,267	402,719
YETI Holdings, Inc.(b)(c)	8,586	346,617
Yum! Brands, Inc.	2,556	355,131
		46,848,886
Consumer Staples-8.30%
Albertson’s Cos., Inc., Class A	52,983	1,051,713
Altria Group, Inc.	19,123	1,104,162
Archer-Daniels-Midland Co.	16,886	921,976
BellRing Brands, Inc.(b)	17,376	1,363,321
BJ’s Wholesale Club Holdings, Inc.(b)	4,032	388,282
Boston Beer Co., Inc. (The), Class A(b)	3,730	1,179,575
Brown-Forman Corp., Class B(c)	22,132	931,315
Bunge Global S.A.	10,438	936,706
Casey’s General Stores, Inc.	2,686	1,130,511
Celsius Holdings, Inc.(b)(c)	30,569	869,688
Church & Dwight Co., Inc.	9,722	1,070,684
Clorox Co. (The)	6,103	1,020,239
	Shares	Value
Consumer Staples-(continued)
Coca-Cola Co. (The)	14,135	$905,771
Coca-Cola Consolidated, Inc.	794	1,035,606
Colgate-Palmolive Co.	9,465	914,603
Conagra Brands, Inc.	31,708	873,555
Constellation Brands, Inc., Class A	4,000	963,800
Costco Wholesale Corp.	358	347,933
Coty, Inc., Class A(b)(c)	36,493	269,683
Darling Ingredients, Inc.(b)	29,905	1,212,050
Dollar General Corp.	3,914	302,435
Dollar Tree, Inc.(b)	4,793	341,597
e.l.f. Beauty, Inc.(b)(c)	2,841	367,966
Estee Lauder Cos., Inc. (The), Class A	3,868	278,960
Flowers Foods, Inc.	44,020	995,732
Freshpet, Inc.(b)	7,144	1,093,389
General Mills, Inc.	13,789	913,659
Grocery Outlet Holding Corp.(b)(c)	61,877	1,299,417
Hershey Co. (The)(c)	5,073	893,507
Hormel Foods Corp.	32,586	1,056,764
Ingredion, Inc.	7,466	1,100,040
J.M. Smucker Co. (The)	8,738	1,029,249
Kellanova	12,541	1,019,458
Kenvue, Inc.	43,618	1,050,321
Keurig Dr Pepper, Inc.	27,172	887,166
Kimberly-Clark Corp.	7,072	985,483
Kraft Heinz Co. (The)	29,366	938,831
Kroger Co. (The)	18,240	1,114,099
Lamb Weston Holdings, Inc.	15,763	1,217,534
Maplebear, Inc.(b)(c)	11,256	491,550
McCormick & Co., Inc.	12,106	949,231
Molson Coors Beverage Co., Class B	18,931	1,174,858
Mondelez International, Inc., Class A	13,533	878,968
Monster Beverage Corp.(b)	20,465	1,128,235
PepsiCo, Inc.	5,751	940,001
Performance Food Group Co.(b)	13,789	1,216,741
Philip Morris International, Inc.	8,078	1,074,859
Pilgrim’s Pride Corp.(b)(c)	24,395	1,259,026
Post Holdings, Inc.(b)	8,798	1,059,983
Procter & Gamble Co. (The)	5,915	1,060,323
Reynolds Consumer Products, Inc.	31,629	875,807
Seaboard Corp.(c)	324	846,930
Spectrum Brands Holdings, Inc.	11,152	1,025,426
Sysco Corp.	13,174	1,015,847
Target Corp.	2,162	286,054
The Campbell’s Company	20,221	934,210
Tyson Foods, Inc., Class A	16,322	1,052,769
US Foods Holding Corp.(b)	17,002	1,186,230
Walgreens Boots Alliance, Inc.(c)	113,881	1,027,207
Walmart, Inc.	4,087	378,048
		55,239,083
Energy-9.13%
Antero Midstream Corp.	86,651	1,383,816
Antero Resources Corp.(b)	47,583	1,555,488
APA Corp.	53,343	1,208,219
Baker Hughes Co., Class A	37,976	1,669,045
Cheniere Energy, Inc.	7,135	1,598,311
Chevron Corp.	9,083	1,470,810
Chord Energy Corp.	9,528	1,215,011
Civitas Resources, Inc.	24,085	1,249,530
ConocoPhillips	24,694	2,675,348
Coterra Energy, Inc.	55,497	1,482,880
Devon Energy Corp.	31,600	1,199,220
Diamondback Energy, Inc.	7,397	1,313,633
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
DT Midstream, Inc.	17,030	$1,807,224
EOG Resources, Inc.	10,695	1,425,216
EQT Corp.	38,473	1,748,213
Expand Energy Corp.	35,516	3,514,663
Exxon Mobil Corp.	11,365	1,340,615
Halliburton Co.	45,119	1,437,491
Hess Corp.	9,903	1,457,524
HF Sinclair Corp.	28,585	1,169,984
Kinder Morgan, Inc.	61,635	1,742,421
Marathon Petroleum Corp.	7,827	1,222,186
Matador Resources Co.	25,460	1,527,855
New Fortress Energy, Inc.(c)	115,879	1,236,429
NOV, Inc.	79,015	1,265,820
Occidental Petroleum Corp.	24,792	1,253,979
ONEOK, Inc.	13,968	1,586,765
Ovintiv, Inc.	32,611	1,481,192
Permian Resources Corp.	96,065	1,504,378
Phillips 66	10,058	1,347,571
Range Resources Corp.(c)	43,609	1,558,586
Schlumberger N.V.	31,765	1,395,754
Targa Resources Corp.	8,765	1,790,689
TechnipFMC PLC (United Kingdom)	52,853	1,657,999
Texas Pacific Land Corp.(c)	1,606	2,569,745
Valero Energy Corp.	9,424	1,310,690
Viper Energy, Inc.(c)	29,164	1,578,064
Weatherford International PLC	14,030	1,154,669
Williams Cos., Inc. (The)	28,040	1,640,901
		60,747,934
Financials-10.85%
Affiliated Managers Group, Inc.	2,416	453,097
Affirm Holdings, Inc.(b)	6,930	485,169
Aflac, Inc.	3,648	415,872
AGNC Investment Corp.	38,310	370,075
Allstate Corp. (The)	2,116	438,837
Ally Financial, Inc.	11,990	479,360
American Express Co.	1,191	362,874
American Financial Group, Inc.	2,930	430,300
American International Group, Inc.	5,598	430,374
Ameriprise Financial, Inc.	938	538,384
Annaly Capital Management, Inc.	20,305	404,679
Aon PLC, Class A	1,130	442,440
Apollo Global Management, Inc.	3,506	613,655
Arch Capital Group Ltd.(b)	3,661	368,736
Ares Management Corp., Class A	2,788	492,723
Arthur J. Gallagher & Co.	1,416	442,132
Assurant, Inc.	2,059	467,599
Assured Guaranty Ltd.	5,256	490,280
AXIS Capital Holdings Ltd.	5,236	487,157
Bank of America Corp.	10,159	482,654
Bank of New York Mellon Corp. (The)	5,707	467,232
Bank OZK	10,275	513,442
Berkshire Hathaway, Inc., Class B(b)	916	442,446
BlackRock, Inc.	446	456,169
Blackstone, Inc., Class A	2,688	513,650
Block, Inc., Class A(b)	4,749	420,524
Blue Owl Capital, Inc.	22,931	544,153
BOK Financial Corp.(c)	3,902	463,831
Brighthouse Financial, Inc.(b)(c)	9,609	502,262
Brown & Brown, Inc.	4,037	456,585
Capital One Financial Corp.	2,200	422,422
Carlyle Group, Inc. (The)	10,162	540,923
Cboe Global Markets, Inc.	1,880	405,798
	Shares	Value
Financials-(continued)
Charles Schwab Corp. (The)	6,378	$527,843
Chubb Ltd.	1,407	406,243
Cincinnati Financial Corp.	2,917	466,224
Citigroup, Inc.	6,869	486,806
Citizens Financial Group, Inc.	9,919	477,501
CME Group, Inc., Class A	1,889	449,582
CNA Financial Corp.	8,407	424,049
Coinbase Global, Inc., Class A(b)	2,420	716,804
Columbia Banking System, Inc.	16,729	518,766
Comerica, Inc.	6,949	502,065
Commerce Bancshares, Inc.	6,475	477,531
Corebridge Financial, Inc.	14,320	463,538
Corpay, Inc.(b)	946	360,596
Credit Acceptance Corp.(b)(c)	936	465,847
Cullen/Frost Bankers, Inc.	3,813	536,184
Discover Financial Services	3,147	574,107
East West Bancorp, Inc.	5,274	578,452
Equitable Holdings, Inc.	10,023	483,409
Euronet Worldwide, Inc.(b)(c)	2,984	313,708
Evercore, Inc., Class A	1,677	516,348
Everest Group Ltd.	1,071	415,077
F.N.B. Corp.	28,874	495,189
FactSet Research Systems, Inc.	918	450,435
Fidelity National Financial, Inc.	6,640	420,910
Fidelity National Information Services, Inc.	3,581	305,459
Fifth Third Bancorp	9,570	459,934
First American Financial Corp.	6,066	425,530
First Citizens BancShares, Inc., Class A	214	491,130
First Hawaiian, Inc.	17,385	480,000
First Horizon Corp.	25,672	542,449
Fiserv, Inc.(b)	1,657	366,131
Franklin Resources, Inc.	20,027	455,815
Global Payments, Inc.	2,644	314,530
Globe Life, Inc.	3,854	428,719
Goldman Sachs Group, Inc. (The)	818	497,810
Hanover Insurance Group, Inc. (The)	2,702	445,857
Hartford Financial Services Group, Inc. (The)	3,617	446,012
Houlihan Lokey, Inc.	2,601	491,823
Huntington Bancshares, Inc.	27,741	499,615
Interactive Brokers Group, Inc., Class A	3,280	626,775
Intercontinental Exchange, Inc.	2,446	393,708
Invesco Ltd.(e)	25,088	453,842
Jack Henry & Associates, Inc.	1,651	290,873
Janus Henderson Group PLC	11,092	502,246
Jefferies Financial Group, Inc.	6,842	541,476
JPMorgan Chase & Co.	1,887	471,222
Kemper Corp.	6,835	488,634
KeyCorp	24,469	476,656
Kinsale Capital Group, Inc.	863	438,784
KKR & Co., Inc., Class A	3,407	554,898
Lazard, Inc.	8,547	496,324
Lincoln National Corp.	13,444	477,800
Loews Corp.	5,258	456,026
LPL Financial Holdings, Inc.	1,905	619,411
M&T Bank Corp.	2,380	523,576
Markel Group, Inc.(b)(c)	269	479,605
MarketAxess Holdings, Inc.	1,536	397,348
Marsh & McLennan Cos., Inc.	1,746	407,220
Mastercard, Inc., Class A	615	327,758
MetLife, Inc.	5,287	466,472
MGIC Investment Corp.	16,006	420,318
Moody’s Corp.	825	412,484
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Morgan Stanley	4,204	$553,288
Morningstar, Inc.	1,299	460,041
MSCI, Inc.	702	427,960
Nasdaq, Inc.	5,430	450,636
Northern Trust Corp.	4,565	507,445
NU Holdings Ltd., Class A (Brazil)(b)	27,149	340,177
Old Republic International Corp.	11,404	444,414
OneMain Holdings, Inc.(c)	8,873	508,867
PayPal Holdings, Inc.(b)	4,110	356,625
Pinnacle Financial Partners, Inc.	4,273	543,141
PNC Financial Services Group, Inc. (The)	2,216	475,820
Popular, Inc.	4,074	404,793
Primerica, Inc.	1,558	471,685
Principal Financial Group, Inc.	5,123	446,162
Progressive Corp. (The)	1,579	424,562
Prosperity Bancshares, Inc.	5,513	461,603
Prudential Financial, Inc.	3,544	458,629
Raymond James Financial, Inc.	3,327	563,195
Regions Financial Corp.	17,963	489,671
Reinsurance Group of America, Inc.	1,934	441,726
RenaissanceRe Holdings Ltd. (Bermuda)	1,612	461,274
Rithm Capital Corp.(c)	33,728	379,440
RLI Corp.	2,634	463,321
Robinhood Markets, Inc., Class A(b)	18,888	709,056
Rocket Cos., Inc., Class A(b)(c)	21,010	305,275
Ryan Specialty Holdings, Inc., Class A	6,197	467,254
S&P Global, Inc.	755	394,495
SEI Investments Co.	6,116	505,365
Shift4 Payments, Inc., Class A(b)(c)	3,877	442,288
SLM Corp.	19,126	523,670
SoFi Technologies, Inc.(b)(c)	52,806	866,546
Starwood Property Trust, Inc.(c)	19,393	395,035
State Street Corp.	4,769	469,794
Stifel Financial Corp.	4,607	533,491
Synchrony Financial	6,095	411,534
Synovus Financial Corp.(c)	9,017	514,600
T. Rowe Price Group, Inc.	3,755	465,019
TFS Financial Corp.	30,346	429,092
Toast, Inc., Class A(b)(c)	15,421	671,430
TPG, Inc.(c)	7,301	510,778
Tradeweb Markets, Inc., Class A	3,543	480,076
Travelers Cos., Inc. (The)	1,771	471,157
Truist Financial Corp.	9,460	451,053
U.S. Bancorp	9,547	508,760
Unum Group	7,234	556,295
UWM Holdings Corp.	44,162	287,495
Virtu Financial, Inc., Class A	12,636	471,449
Visa, Inc., Class A	989	311,614
Voya Financial, Inc.	5,145	427,035
W.R. Berkley Corp.	6,988	451,075
Webster Financial Corp.	9,168	566,399
Wells Fargo & Co.	7,639	581,863
Western Alliance Bancorporation	5,016	469,548
Western Union Co. (The)	25,757	283,585
WEX, Inc.(b)(c)	1,612	304,120
White Mountains Insurance Group Ltd.(c)	227	456,268
Willis Towers Watson PLC	1,442	464,324
Wintrust Financial Corp.	4,001	552,178
XP, Inc., Class A (Brazil)	20,859	282,431
Zions Bancorporation N.A.	9,075	549,219
		72,222,459
	Shares	Value
Health Care-8.64%
10X Genomics, Inc., Class A(b)(c)	22,531	$358,243
Abbott Laboratories	4,539	539,097
AbbVie, Inc.	2,618	478,911
Acadia Healthcare Co., Inc.(b)(c)	6,568	266,858
Agilent Technologies, Inc.	3,880	535,324
Align Technology, Inc.(b)	2,218	516,284
Alnylam Pharmaceuticals, Inc.(b)	1,942	491,462
Amedisys, Inc.(b)	5,282	482,828
Amgen, Inc.	1,561	441,560
Apellis Pharmaceuticals, Inc.(b)(c)	13,814	468,709
Avantor, Inc.(b)	19,184	404,015
Azenta, Inc.(b)(c)	10,828	500,362
Baxter International, Inc.	12,901	434,893
Becton, Dickinson and Co.	2,156	478,416
Biogen, Inc.(b)	2,567	412,337
BioMarin Pharmaceutical, Inc.(b)	6,259	413,282
Bio-Rad Laboratories, Inc., Class A(b)	1,578	537,356
Bio-Techne Corp.	6,943	523,224
Boston Scientific Corp.(b)	6,283	569,617
Bristol-Myers Squibb Co.	10,534	623,823
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)	7,730	5,411
Bruker Corp.	7,847	454,734
Cardinal Health, Inc.	4,635	566,582
Catalent, Inc.(b)	8,825	539,296
Cencora, Inc.	4,235	1,065,314
Centene Corp.(b)	6,789	407,340
Certara, Inc.(b)(c)	47,392	531,264
Charles River Laboratories International, Inc.(b)(c)	2,614	520,343
Chemed Corp.	906	518,585
Cigna Group (The)	1,431	483,392
Cooper Cos., Inc. (The)(b)	4,667	487,515
CVS Health Corp.	17,498	1,047,255
Danaher Corp.	1,946	466,437
DaVita, Inc.(b)	3,221	535,234
DENTSPLY SIRONA, Inc.	20,767	408,072
DexCom, Inc.(b)	7,381	575,644
Doximity, Inc., Class A(b)(c)	13,293	704,529
Edwards Lifesciences Corp.(b)	7,460	532,271
Elanco Animal Health, Inc.(b)	35,307	466,405
Elevance Health, Inc.	979	398,414
Eli Lilly and Co.	546	434,261
Encompass Health Corp.	5,726	589,434
Enovis Corp.(b)(c)	11,742	573,127
Envista Holdings Corp.(b)(c)	28,123	626,862
Exact Sciences Corp.(b)(c)	7,541	468,145
Exelixis, Inc.(b)	19,312	704,115
Fortrea Holdings, Inc.(b)(c)	24,651	518,904
GE HealthCare Technologies, Inc.	6,089	506,727
Gilead Sciences, Inc.	6,110	565,664
Globus Medical, Inc., Class A(b)	7,220	618,104
GRAIL, Inc.(b)(c)	37,495	656,162
HCA Healthcare, Inc.	1,300	425,386
Henry Schein, Inc.(b)	7,692	592,669
Hologic, Inc.(b)	6,316	502,122
Humana, Inc.	1,565	463,835
IDEXX Laboratories, Inc.(b)	1,061	447,477
Illumina, Inc.(b)(c)	4,025	580,204
Incyte Corp.(b)	8,233	614,099
Inspire Medical Systems, Inc.(b)(c)	2,495	480,936
Insulet Corp.(b)	2,203	587,716
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Intra-Cellular Therapies, Inc.(b)	6,891	$590,214
Intuitive Surgical, Inc.(b)	1,028	557,176
Ionis Pharmaceuticals, Inc.(b)(c)	12,807	457,594
IQVIA Holdings, Inc.(b)	2,130	427,789
Jazz Pharmaceuticals PLC(b)(c)	4,771	580,106
Johnson & Johnson	3,086	478,361
Labcorp Holdings, Inc.	2,331	562,144
Masimo Corp.(b)(c)	4,497	775,912
McKesson Corp.	1,970	1,238,145
Medpace Holdings, Inc.(b)	1,473	501,748
Medtronic PLC	5,645	488,518
Merck & Co., Inc.	4,410	448,232
Mettler-Toledo International, Inc.(b)	208	260,250
Moderna, Inc.(b)	7,290	313,907
Molina Healthcare, Inc.(b)	1,440	428,976
Natera, Inc.(b)	4,061	681,355
Neurocrine Biosciences, Inc.(b)	4,188	530,829
Organon & Co.	25,041	397,401
Penumbra, Inc.(b)(c)	2,540	620,065
Perrigo Co. PLC	18,888	539,064
Pfizer, Inc.	17,449	457,338
Premier, Inc., Class A	26,490	606,621
Qiagen N.V.(b)	11,546	501,443
Quest Diagnostics, Inc.	3,281	533,687
QuidelOrtho Corp.(b)	11,340	464,940
Regeneron Pharmaceuticals, Inc.(b)	437	327,846
Repligen Corp.(b)(c)	3,580	538,933
ResMed, Inc.	2,027	504,764
Revvity, Inc.(c)	4,227	490,924
Roivant Sciences Ltd.(b)(c)	41,920	532,803
Royalty Pharma PLC, Class A	18,166	484,306
Sarepta Therapeutics, Inc.(b)(c)	4,213	561,761
Solventum Corp.(b)	7,399	529,102
Sotera Health Co.(b)	30,828	406,005
STERIS PLC	2,061	451,483
Stryker Corp.	1,416	555,284
Teleflex, Inc.	2,093	403,635
Tenet Healthcare Corp.(b)	3,214	458,574
Thermo Fisher Scientific, Inc.	867	459,189
Ultragenyx Pharmaceutical, Inc.(b)	8,785	418,430
United Therapeutics Corp.(b)	1,566	580,187
UnitedHealth Group, Inc.	865	527,823
Universal Health Services, Inc., Class B	2,195	449,975
Veeva Systems, Inc., Class A(b)	2,312	526,789
Vertex Pharmaceuticals, Inc.(b)	1,098	514,007
Viatris, Inc.	43,237	565,972
Viking Therapeutics, Inc.(b)(c)	8,090	428,285
Waters Corp.(b)	1,577	606,703
West Pharmaceutical Services, Inc.	1,706	555,610
Zimmer Biomet Holdings, Inc.	4,830	541,443
Zoetis, Inc.	2,663	466,691
		57,474,926
Industrials-9.94%
3M Co.	2,189	292,297
A.O. Smith Corp.	3,762	280,231
AAON, Inc.	3,093	421,700
Acuity Brands, Inc.	1,117	358,211
Advanced Drainage Systems, Inc.	2,003	270,986
AECOM	3,080	360,268
AGCO Corp.(c)	3,236	327,516
Air Lease Corp., Class A	6,776	344,898
Alaska Air Group, Inc.(b)	8,494	446,784
	Shares	Value
Industrials-(continued)
Allegion PLC	2,078	$292,666
Allison Transmission Holdings, Inc.	3,359	398,041
Amentum Holdings, Inc.(b)	2,069	50,380
American Airlines Group, Inc.(b)(c)	30,762	446,664
AMETEK, Inc.	1,790	347,940
API Group Corp.(b)(c)	8,499	321,092
Armstrong World Industries, Inc.	2,399	383,432
Automatic Data Processing, Inc.	1,113	341,613
Avis Budget Group, Inc.(c)	4,632	505,212
Axon Enterprise, Inc.(b)	750	485,220
AZEK Co., Inc. (The)(b)(c)	6,802	361,322
Boeing Co. (The)(b)	1,774	275,751
Booz Allen Hamilton Holding Corp.	1,988	294,582
Broadridge Financial Solutions, Inc.	1,875	442,537
Builders FirstSource, Inc.(b)	1,644	306,557
BWX Technologies, Inc.	2,960	387,316
C.H. Robinson Worldwide, Inc.	3,130	330,465
CACI International, Inc., Class A(b)	864	397,336
Carlisle Cos., Inc.	742	338,871
Carrier Global Corp.	3,834	296,637
Caterpillar, Inc.	836	339,508
Cintas Corp.	1,405	317,235
Clarivate PLC(b)(c)	61,981	355,151
Clean Harbors, Inc.(b)	5,335	1,387,580
CNH Industrial N.V.	30,109	378,169
Comfort Systems USA, Inc.	848	418,293
Concentrix Corp.(c)	6,159	276,847
Copart, Inc.(b)	6,650	421,543
Core & Main, Inc., Class A(b)	7,243	351,648
Crane Co.	1,919	349,412
CSX Corp.	9,053	330,887
Cummins, Inc.	984	369,039
Curtiss-Wright Corp.	991	370,267
Dayforce, Inc.(b)(c)	6,656	532,413
Deere & Co.	719	334,982
Delta Air Lines, Inc.	7,351	469,141
Donaldson Co., Inc.	4,346	339,205
Dover Corp.	1,494	307,615
Dun & Bradstreet Holdings, Inc.	34,765	441,515
Eaton Corp. PLC	954	358,151
EMCOR Group, Inc.	779	397,383
Emerson Electric Co.	2,852	378,175
Equifax, Inc.	972	254,236
ESAB Corp.	3,101	400,277
Everus Construction Group, Inc.(b)	2,715	172,837
Expeditors International of Washington, Inc.	2,488	302,640
Fastenal Co.	21,793	1,821,023
FedEx Corp.	1,085	328,397
Ferguson Enterprises, Inc.	1,590	343,329
Flowserve Corp.	6,515	397,545
Fortive Corp.	4,166	330,489
Fortune Brands Innovations, Inc.	3,564	279,061
FTI Consulting, Inc.(b)	1,322	267,731
Gates Industrial Corp. PLC(b)	16,873	373,906
GE Vernova, Inc.(b)	1,345	449,391
Generac Holdings, Inc.(b)	1,990	374,518
General Dynamics Corp.	1,020	289,690
General Electric Co.	1,660	302,386
Genpact Ltd.	7,512	346,754
Graco, Inc.	3,450	314,226
GXO Logistics, Inc.(b)(c)	5,748	349,651
Hayward Holdings, Inc.(b)	20,793	336,015
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
HEICO Corp.(c)	1,210	$330,778
Hexcel Corp.	24,618	1,560,535
Honeywell International, Inc.	1,473	343,106
Howmet Aerospace, Inc.	3,069	363,308
Hubbell, Inc.	735	338,166
Huntington Ingalls Industries, Inc.	1,108	219,295
IDEX Corp.	1,529	352,633
Illinois Tool Works, Inc.	1,126	312,488
Ingersoll Rand, Inc.	3,313	345,115
ITT, Inc.	2,108	329,101
J.B. Hunt Transport Services, Inc.	1,764	333,590
Jacobs Solutions, Inc.	2,069	292,205
Johnson Controls International PLC	4,016	336,782
KBR, Inc.	6,348	386,149
Kirby Corp.(b)(c)	2,620	331,456
Knight-Swift Transportation Holdings, Inc.	5,782	343,220
L3Harris Technologies, Inc.	1,223	301,164
Landstar System, Inc.	1,687	313,647
Leidos Holdings, Inc.	2,550	421,770
Lennox International, Inc.	504	336,234
Lincoln Electric Holdings, Inc.	1,637	357,652
Loar Holdings, Inc.(b)(c)	3,683	339,131
Lockheed Martin Corp.	509	269,470
Lyft, Inc., Class A(b)	28,016	486,358
ManpowerGroup, Inc.	4,398	283,099
Masco Corp.	3,663	295,091
MasTec, Inc.(b)	2,751	396,309
Middleby Corp. (The)(b)(c)	2,176	312,017
MSA Safety, Inc.	1,671	290,437
MSC Industrial Direct Co., Inc., Class A(c)	3,876	332,871
Nordson Corp.	1,182	308,490
Norfolk Southern Corp.	1,221	336,813
Northrop Grumman Corp.	557	272,735
nVent Electric PLC	4,481	350,907
Old Dominion Freight Line, Inc.	1,568	353,020
Oshkosh Corp.	3,100	352,191
Otis Worldwide Corp.	3,220	331,596
Owens Corning	1,786	367,237
PACCAR, Inc.	3,042	355,914
Parker-Hannifin Corp.	492	345,827
Parsons Corp.(b)	4,097	392,943
Paychex, Inc.	2,190	320,331
Paycom Software, Inc.	2,336	541,765
Paycor HCM, Inc.(b)	27,959	504,940
Paylocity Holding Corp.(b)	2,016	418,401
Pentair PLC	3,184	347,024
Quanta Services, Inc.	1,127	388,274
RB Global, Inc. (Canada)	3,963	387,423
RBC Bearings, Inc.(b)(c)	5,362	1,796,860
Regal Rexnord Corp.	1,950	336,784
Republic Services, Inc.	6,160	1,344,728
Robert Half, Inc.(c)	4,898	365,440
Rockwell Automation, Inc.	1,163	343,248
Rollins, Inc.	6,281	316,123
RTX Corp.	2,607	317,611
Ryder System, Inc.	2,266	382,591
Saia, Inc.(b)(c)	686	390,389
Schneider National, Inc., Class B(c)	10,648	357,879
Science Applications International Corp.	2,900	360,325
Sensata Technologies Holding PLC	8,470	272,226
Simpson Manufacturing Co., Inc.	1,603	302,005
SiteOne Landscape Supply, Inc.(b)(c)	2,359	361,517
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	1,019	$376,714
Southwest Airlines Co.	11,044	357,384
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	8,649	279,882
SS&C Technologies Holdings, Inc.	5,305	410,289
Stanley Black & Decker, Inc.	2,957	264,504
Tetra Tech, Inc.	6,534	271,226
Textron, Inc.	3,535	302,702
Timken Co. (The)	19,159	1,483,865
Toro Co. (The)	3,487	303,648
Trane Technologies PLC	814	338,803
TransDigm Group, Inc.	207	259,365
TransUnion	2,947	299,120
Trex Co., Inc.(b)(c)	4,511	338,460
Uber Technologies, Inc.(b)	4,779	343,897
U-Haul Holding Co., Series N(c)	5,209	325,250
Union Pacific Corp.	1,217	297,751
United Airlines Holdings, Inc.(b)	6,761	654,668
United Parcel Service, Inc., Class B	2,250	305,370
United Rentals, Inc.	407	352,462
Valmont Industries, Inc.	1,109	385,777
Veralto Corp.	2,732	295,575
Verisk Analytics, Inc.	1,125	330,986
Vertiv Holdings Co., Class A	4,509	575,348
Vestis Corp.	19,433	312,483
W.W. Grainger, Inc.	298	359,191
Wabtec Corp.	1,696	340,252
Waste Management, Inc.	6,083	1,388,262
Watsco, Inc.(c)	643	354,679
WESCO International, Inc.	1,861	393,732
WillScot Holdings Corp.(b)(c)	7,871	300,987
Woodward, Inc.	1,727	311,413
XPO, Inc.(b)	2,815	429,034
Xylem, Inc.	2,206	279,610
		66,164,209
Information Technology-13.44%
Accenture PLC, Class A (Ireland)	894	323,959
Adobe, Inc.(b)	665	343,093
Advanced Micro Devices, Inc.(b)	2,594	355,832
Akamai Technologies, Inc.(b)	4,167	391,781
Allegro MicroSystems, Inc. (Japan)(b)(c)	18,509	402,201
Amdocs Ltd.	4,775	414,088
Amkor Technology, Inc.	13,117	346,813
Amphenol Corp., Class A	6,164	447,815
Analog Devices, Inc.	1,763	384,422
ANSYS, Inc.(b)	1,273	446,950
AppFolio, Inc., Class A(b)	1,742	442,033
Apple, Inc.	1,777	421,735
Applied Materials, Inc.	2,134	372,831
AppLovin Corp., Class A(b)	3,702	1,246,649
Arista Networks, Inc.(b)	9,096	3,691,339
Arrow Electronics, Inc.(b)	3,182	382,349
Aspen Technology, Inc.(b)(c)	1,735	433,750
Astera Labs, Inc.(b)(c)	9,454	976,126
Atlassian Corp., Class A(b)	2,363	622,840
Autodesk, Inc.(b)	1,529	446,315
Avnet, Inc.	7,822	427,942
Bentley Systems, Inc., Class B	8,005	396,248
BILL Holdings, Inc.(b)	5,772	520,750
Broadcom, Inc.	2,378	385,426
Cadence Design Systems, Inc.(b)	1,450	444,875
CCC Intelligent Solutions Holdings, Inc.(b)(c)	37,713	475,184
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
CDW Corp.	1,786	$314,211
Ciena Corp.(b)(c)	59,224	4,129,097
Cirrus Logic, Inc.(b)	2,982	311,470
Cisco Systems, Inc.	65,094	3,854,216
Cloudflare, Inc., Class A(b)	5,093	508,434
Cognex Corp.	7,551	301,889
Cognizant Technology Solutions Corp., Class A	5,464	439,797
Coherent Corp.(b)	5,246	525,439
Confluent, Inc., Class A(b)(c)	20,168	621,981
Corning, Inc.	9,345	454,821
Crane NXT Co.	4,994	313,024
CrowdStrike Holdings, Inc., Class A(b)	1,521	526,220
Datadog, Inc., Class A(b)	3,568	545,012
Dell Technologies, Inc., Class C	3,488	445,034
DocuSign, Inc.(b)(c)	7,133	568,429
Dolby Laboratories, Inc., Class A	5,610	439,375
DoubleVerify Holdings, Inc.(b)	22,376	454,904
Dropbox, Inc., Class A(b)	16,112	445,658
DXC Technology Co.(b)	18,840	423,900
Dynatrace, Inc.(b)	7,732	434,461
Elastic N.V.(b)	5,296	579,700
Enphase Energy, Inc.(b)	11,944	852,204
Entegris, Inc.	3,613	381,641
EPAM Systems, Inc.(b)	2,048	499,548
F5, Inc.(b)	1,900	475,665
Fair Isaac Corp.(b)	154	365,755
First Solar, Inc.(b)	5,356	1,067,290
Five9, Inc.(b)(c)	14,051	580,025
Fortinet, Inc.(b)	5,249	498,917
Gartner, Inc.(b)	825	427,292
Gen Digital, Inc.	15,671	483,450
GitLab, Inc., Class A(b)	7,222	460,403
GLOBALFOUNDRIES, Inc.(b)(c)	9,804	424,023
Globant S.A.(b)	1,982	451,420
GoDaddy, Inc., Class A(b)	2,701	533,637
Guidewire Software, Inc.(b)	2,301	466,850
HashiCorp, Inc., Class A(b)	12,061	405,491
Hewlett Packard Enterprise Co.	23,196	492,219
HP, Inc.	11,815	418,605
HubSpot, Inc.(b)	796	573,956
Informatica, Inc., Class A(b)	15,302	405,809
Intel Corp.	20,199	485,786
International Business Machines Corp.	1,850	420,709
Intuit, Inc.	605	388,247
IPG Photonics Corp.(b)	6,038	471,206
Jabil, Inc.	3,766	511,536
Juniper Networks, Inc.	83,883	3,013,077
Keysight Technologies, Inc.(b)	2,022	345,438
KLA Corp.	533	344,867
Kyndryl Holdings, Inc.(b)	17,092	593,263
Lam Research Corp.	5,230	386,392
Lattice Semiconductor Corp.(b)(c)	9,005	511,034
Littelfuse, Inc.	1,181	291,317
Lumentum Holdings, Inc.(b)(c)	59,519	5,176,367
MACOM Technology Solutions Holdings, Inc.(b)(c)	3,869	513,881
Manhattan Associates, Inc.(b)	1,482	423,022
Marvell Technology, Inc.	5,462	506,273
Microchip Technology, Inc.	5,141	350,462
Micron Technology, Inc.	4,486	439,404
Microsoft Corp.	917	388,313
	Shares	Value
Information Technology-(continued)
MicroStrategy, Inc., Class A(b)(c)	2,992	$1,159,310
MKS Instruments, Inc.	2,680	304,555
MongoDB, Inc.(b)	1,327	427,944
Monolithic Power Systems, Inc.	451	256,006
Motorola Solutions, Inc.	7,345	3,670,297
nCino, Inc.(b)(c)	13,439	564,304
NetApp, Inc.	3,360	412,070
Nutanix, Inc., Class A(b)(c)	6,438	420,273
NVIDIA Corp.	3,281	453,598
Okta, Inc.(b)	5,319	412,542
ON Semiconductor Corp.(b)	5,505	391,516
Onto Innovation, Inc.(b)	2,027	332,793
Oracle Corp.	2,425	448,237
Palantir Technologies, Inc., Class A(b)	11,204	751,564
Palo Alto Networks, Inc.(b)	1,198	464,608
Pegasystems, Inc.(c)	5,867	557,189
Procore Technologies, Inc.(b)	6,846	555,895
PTC, Inc.(b)	2,356	471,341
Pure Storage, Inc., Class A(b)	8,105	429,484
Qorvo, Inc.(b)	3,702	255,623
QUALCOMM, Inc.	2,372	376,033
RingCentral, Inc., Class A(b)(c)	14,340	539,614
Roper Technologies, Inc.	732	414,634
Salesforce, Inc.	1,540	508,185
SentinelOne, Inc., Class A(b)(c)	17,647	493,234
ServiceNow, Inc.(b)	442	463,853
Skyworks Solutions, Inc.	3,896	341,251
Smartsheet, Inc., Class A(b)	7,735	432,773
Snowflake, Inc., Class A(b)(c)	3,463	605,332
Super Micro Computer, Inc.(b)(c)	8,845	288,701
Synopsys, Inc.(b)	802	447,909
TD SYNNEX Corp.	3,525	419,440
Teledyne Technologies, Inc.(b)	710	344,535
Teradata Corp.(b)	14,076	434,948
Teradyne, Inc.	3,051	335,610
Texas Instruments, Inc.	2,075	417,137
Trimble, Inc.(b)	5,399	393,965
Twilio, Inc., Class A(b)	6,967	728,330
Tyler Technologies, Inc.(b)	669	420,915
Ubiquiti, Inc.(c)	16,042	5,558,393
UiPath, Inc., Class A(b)(c)	32,749	465,363
Unity Software, Inc.(b)(c)	20,680	498,595
Universal Display Corp.	1,988	327,066
VeriSign, Inc.(b)	2,260	423,027
Vontier Corp.	8,920	350,199
Western Digital Corp.(b)	6,183	451,297
Wolfspeed, Inc.(b)(c)	48,585	465,444
Workday, Inc., Class A(b)	1,557	389,234
Zebra Technologies Corp., Class A(b)	923	375,661
Zoom Video Communications, Inc., Class A(b)	5,874	485,721
Zscaler, Inc.(b)(c)	2,348	485,073
		89,425,833
Materials-9.12%
Air Products and Chemicals, Inc.	5,486	1,834,134
Albemarle Corp.(c)	17,342	1,867,733
Alcoa Corp.	48,909	2,270,845
Amcor PLC	27,718	294,920
AptarGroup, Inc.	1,877	324,646
Ardagh Group S.A., Class A(b)(d)	13,287	56,038
Ashland, Inc.	17,732	1,384,160
ATI, Inc.(b)	5,027	302,475
Avery Dennison Corp.	6,910	1,423,114
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Axalta Coating Systems Ltd.(b)	8,800	$356,048
Ball Corp.	4,531	281,647
Berry Global Group, Inc.	4,499	325,323
Celanese Corp.	12,599	922,373
CF Industries Holdings, Inc.	19,574	1,755,005
Chemours Co. (The)	89,609	1,948,100
Cleveland-Cliffs, Inc.(b)(c)	133,043	1,656,385
Corteva, Inc.	18,301	1,139,054
CRH PLC	3,605	368,683
Crown Holdings, Inc.	3,206	295,241
Dow, Inc.	5,752	254,296
DuPont de Nemours, Inc.	3,803	317,893
Eagle Materials, Inc.	1,088	336,105
Eastman Chemical Co.	15,160	1,587,555
Ecolab, Inc.	6,025	1,498,839
Element Solutions, Inc.	59,684	1,711,737
FMC Corp.	24,353	1,439,019
Freeport-McMoRan, Inc.	36,115	1,596,283
Graphic Packaging Holding Co.	10,006	301,081
Huntsman Corp.	69,813	1,366,939
International Flavors & Fragrances, Inc.	14,697	1,342,718
International Paper Co.(c)	32,013	1,883,325
Linde PLC	3,271	1,507,898
Louisiana-Pacific Corp.	3,162	373,748
LyondellBasell Industries N.V., Class A	16,087	1,340,691
Martin Marietta Materials, Inc.	561	336,600
Mosaic Co. (The)	59,971	1,586,833
MP Materials Corp.(b)(c)	111,264	2,344,332
NewMarket Corp.	2,736	1,459,820
Newmont Corp.	28,558	1,197,722
Nucor Corp.	10,740	1,661,371
Olin Corp.	36,107	1,537,797
Packaging Corp. of America	1,476	367,303
PPG Industries, Inc.	2,425	301,597
Reliance, Inc.	5,608	1,801,514
Royal Gold, Inc.(c)	10,724	1,568,492
RPM International, Inc.	2,469	342,648
Scotts Miracle-Gro Co. (The)(c)	23,115	1,781,935
Sealed Air Corp.	8,710	318,786
Sherwin-Williams Co. (The)	776	308,382
Silgan Holdings, Inc.	6,191	356,168
Smurfit WestRock PLC	6,487	356,915
Sonoco Products Co.	5,654	293,330
Southern Copper Corp. (Mexico)(c)	15,503	1,555,726
Steel Dynamics, Inc.	13,875	2,015,621
United States Steel Corp.(c)	43,469	1,772,231
Vulcan Materials Co.	1,222	352,095
Westlake Corp.	10,996	1,411,886
		60,693,155
Real Estate-8.25%
Agree Realty Corp.	11,558	887,654
Alexandria Real Estate Equities, Inc.	7,192	792,774
American Homes 4 Rent, Class A	21,596	826,911
American Tower Corp.	3,696	772,464
Americold Realty Trust, Inc.	30,276	722,385
AvalonBay Communities, Inc.	3,782	890,094
Brixmor Property Group, Inc.	31,918	959,774
BXP, Inc.(c)	11,155	914,598
Camden Property Trust	7,123	896,073
CBRE Group, Inc., Class A(b)	7,466	1,045,165
CoStar Group, Inc.(b)	11,246	914,750
Cousins Properties, Inc.	30,132	956,390
	Shares	Value
Real Estate-(continued)
Crown Castle, Inc.	7,362	$782,213
CubeSmart	16,263	805,994
Digital Realty Trust, Inc.	5,465	1,069,446
EastGroup Properties, Inc.	4,742	816,620
EPR Properties	18,394	834,536
Equinix, Inc.	1,009	990,313
Equity LifeStyle Properties, Inc.	11,656	831,423
Equity Residential	11,331	868,634
Essex Property Trust, Inc.	2,829	878,291
Extra Space Storage, Inc.	4,948	845,910
Federal Realty Investment Trust	7,543	879,891
First Industrial Realty Trust, Inc.	15,771	842,960
Gaming and Leisure Properties, Inc.	16,827	868,441
Healthcare Realty Trust, Inc.(c)	47,166	864,081
Healthpeak Properties, Inc.	39,125	860,359
Highwoods Properties, Inc.	27,072	878,757
Host Hotels & Resorts, Inc.	50,975	938,960
Howard Hughes Holdings, Inc.(b)(c)	11,839	1,026,915
Invitation Homes, Inc.	24,239	830,186
Iron Mountain, Inc.	7,537	932,101
Jones Lang LaSalle, Inc.(b)	3,489	979,013
Kilroy Realty Corp.(c)	24,926	1,035,177
Kimco Realty Corp.	37,073	947,957
Lamar Advertising Co., Class A	6,876	921,522
Lineage, Inc.(c)	10,636	674,535
Medical Properties Trust, Inc.(c)	156,572	687,351
Mid-America Apartment Communities, Inc.	5,330	874,973
National Storage Affiliates Trust(c)	18,386	829,209
NNN REIT, Inc.(c)	18,140	797,797
Omega Healthcare Investors, Inc.	21,612	877,663
Park Hotels & Resorts, Inc.(c)	63,629	989,431
Prologis, Inc.	6,729	785,813
Public Storage	2,443	850,286
Rayonier, Inc.	27,843	887,356
Realty Income Corp.	14,047	813,181
Regency Centers Corp.	11,791	891,282
Rexford Industrial Realty, Inc.(c)	17,682	744,059
SBA Communications Corp., Class A	3,655	826,944
Seaport Entertainment Group, Inc.(b)(c)	33,477	1,133,196
Simon Property Group, Inc.	5,353	982,811
STAG Industrial, Inc.	22,308	820,711
Sun Communities, Inc.	6,065	766,191
UDR, Inc.	18,837	863,865
Ventas, Inc.(c)	13,488	864,176
VICI Properties, Inc.	26,119	851,741
Vornado Realty Trust(c)	24,405	1,050,635
W.P. Carey, Inc.	14,092	804,090
Welltower, Inc.	6,805	940,315
Weyerhaeuser Co.	27,913	900,473
Zillow Group, Inc., Class C(b)(c)	15,479	1,311,226
		54,928,042
Utilities-8.14%
AES Corp. (The)	69,770	909,801
Alliant Energy Corp.	21,461	1,356,335
Ameren Corp.	15,143	1,429,348
American Electric Power Co., Inc.	12,276	1,225,881
American Water Works Co., Inc.	8,594	1,176,862
Atmos Energy Corp.	9,379	1,419,230
Avangrid, Inc.	35,373	1,276,965
Brookfield Renewable Corp., Class A(c)	42,043	1,342,013
CenterPoint Energy, Inc.	45,821	1,494,681
Clearway Energy, Inc., Class C	44,501	1,312,334
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	18,243	$1,271,720
Consolidated Edison, Inc.	12,229	1,230,115
Constellation Energy Corp.	6,656	1,707,663
Dominion Energy, Inc.	22,109	1,298,904
DTE Energy Co.	10,156	1,277,422
Duke Energy Corp.	10,900	1,275,845
Edison International	14,938	1,310,810
Entergy Corp.	10,233	1,598,088
Essential Utilities, Inc.	32,975	1,319,989
Evergy, Inc.	20,946	1,353,740
Eversource Energy	18,732	1,208,027
Exelon Corp.	31,718	1,254,764
FirstEnergy Corp.	28,694	1,220,930
IDACORP, Inc.(c)	12,274	1,454,101
MDU Resources Group, Inc.	10,868	217,795
National Fuel Gas Co.	21,364	1,366,655
NextEra Energy, Inc.	15,150	1,191,851
NiSource, Inc.	37,591	1,431,841
NRG Energy, Inc.	15,843	1,609,807
OGE Energy Corp.	31,600	1,389,136
PG&E Corp.	64,271	1,390,182
Pinnacle West Capital Corp.(c)	14,172	1,327,916
PPL Corp.	39,556	1,381,691
Public Service Enterprise Group, Inc.	15,177	1,431,191
Sempra	15,473	1,449,356
Southern Co. (The)	14,288	1,273,489
UGI Corp.	54,803	1,664,367
	Shares	Value
Utilities-(continued)
Vistra Corp.	15,913	$2,543,534
WEC Energy Group, Inc.	13,307	1,344,672
Xcel Energy, Inc.	19,790	1,435,962
		54,175,013
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $544,085,387)		664,978,191
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.94%
Invesco Private Government Fund, 4.63%(e)(f)(g)	25,986,041	25,986,041
Invesco Private Prime Fund, 4.71%(e)(f)(g)	66,745,225	66,765,249
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,753,968)		92,751,290
TOTAL INVESTMENTS IN SECURITIES-113.86% (Cost $636,839,355)		757,729,481
OTHER ASSETS LESS LIABILITIES-(13.86)%		(92,211,925)
NET ASSETS-100.00%		$665,517,556

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Ltd.	$426,242	$5,248	$(2,511)	$24,552	$311	$453,842	$5,133
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,203,370	(4,203,370)	-	-	-	3,349
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,859,177	$51,478,199	$(44,351,335)	$-	$-	$25,986,041	$292,685 *
Invesco Private Prime Fund	49,558,271	90,495,954	(73,282,559)	(7,833)	1,416	66,765,249	782,136 *
Total	$68,843,690	$146,182,771	$(121,839,775)	$16,719	$1,727	$93,205,132	$1,083,303

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Enhanced Value ETF (SPVU)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-11.87%
AT&T, Inc.	181,315	$4,199,255
Charter Communications, Inc., Class A(b)	2,135	847,520
Comcast Corp., Class A	80,361	3,470,792
Fox Corp., Class A	5,158	243,045
Paramount Global, Class B	13,211	143,339
Verizon Communications, Inc.	71,852	3,185,918
Warner Bros. Discovery, Inc.(b)	43,608	457,012
		12,546,881
Consumer Discretionary-7.61%
Aptiv PLC(b)(c)	6,975	387,322
Best Buy Co., Inc.	3,920	352,800
BorgWarner, Inc.	5,983	205,336
Caesars Entertainment, Inc.(b)	4,910	188,986
CarMax, Inc.(b)(c)	3,714	311,865
D.R. Horton, Inc.	5,913	997,996
Ford Motor Co.	132,567	1,475,471
General Motors Co.	42,772	2,377,695
Lennar Corp., Class A	5,038	878,577
LKQ Corp.(c)	5,394	211,930
Mohawk Industries, Inc.(b)	841	116,756
PulteGroup, Inc.	4,021	543,921
		8,048,655
Consumer Staples-3.98%
Archer-Daniels-Midland Co.	18,348	1,001,801
Bunge Global S.A.	5,182	465,033
Conagra Brands, Inc.	9,044	249,162
Kraft Heinz Co. (The)	18,159	580,543
Kroger Co. (The)	16,740	1,022,479
Molson Coors Beverage Co., Class B	5,213	323,519
Tyson Foods, Inc., Class A	6,378	411,381
Walgreens Boots Alliance, Inc.(c)	16,707	150,697
		4,204,615
Energy-14.82%
APA Corp.(c)	7,532	170,600
Chevron Corp.	28,872	4,675,243
Devon Energy Corp.	11,439	434,110
Diamondback Energy, Inc.	2,746	487,662
Exxon Mobil Corp.	41,883	4,940,519
Marathon Petroleum Corp.	10,615	1,657,532
Phillips 66	12,587	1,686,406
Valero Energy Corp.	11,651	1,620,421
		15,672,493
Financials-39.82%
American International Group, Inc.	16,769	1,289,201
Arch Capital Group Ltd.(b)	7,527	758,119
Assurant, Inc.	1,097	249,129
Bank of America Corp.	117,923	5,602,522
Bank of New York Mellon Corp. (The)	13,725	1,123,666
Berkshire Hathaway, Inc., Class B(b)	11,365	5,489,522
Capital One Financial Corp.	9,066	1,740,763
Cincinnati Financial Corp.	3,810	608,952
Citigroup, Inc.	39,799	2,820,555
Citizens Financial Group, Inc.	10,120	487,177
Everest Group Ltd.	1,225	474,761
Fifth Third Bancorp	12,302	591,234
Franklin Resources, Inc.(c)	7,062	160,731
Globe Life, Inc.	2,055	228,598
Hartford Financial Services Group, Inc. (The)	5,589	689,180
Huntington Bancshares, Inc.	30,867	555,915
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	24,260	$6,058,207
KeyCorp	17,270	336,420
Loews Corp.	4,623	400,953
M&T Bank Corp.	4,060	893,159
PNC Financial Services Group, Inc. (The)	7,046	1,512,917
Principal Financial Group, Inc.	3,860	336,167
Prudential Financial, Inc.	7,382	955,305
Regions Financial Corp.	20,376	555,450
State Street Corp.	6,650	655,092
Synchrony Financial	9,891	667,840
U.S. Bancorp	29,121	1,551,858
Wells Fargo & Co.	69,744	5,312,400
		42,105,793
Health Care-9.69%
Baxter International, Inc.	11,595	390,867
Cencora, Inc.	3,099	779,553
Centene Corp.(b)	17,286	1,037,160
Cigna Group (The)	5,779	1,952,146
CVS Health Corp.	46,063	2,756,871
Humana, Inc.	2,768	820,380
McKesson Corp.	2,328	1,463,148
Molina Healthcare, Inc.(b)	1,105	329,180
Solventum Corp.(b)	3,037	217,176
Universal Health Services, Inc., Class B	1,082	221,810
Viatris, Inc.	20,888	273,424
		10,241,715
Industrials-5.05%
Delta Air Lines, Inc.(c)	17,018	1,086,089
Emerson Electric Co.	10,129	1,343,105
FedEx Corp.	4,430	1,340,828
Huntington Ingalls Industries, Inc.	718	142,107
Southwest Airlines Co.	10,396	336,414
United Airlines Holdings, Inc.(b)	11,236	1,087,982
		5,336,525
Information Technology-1.40%
Hewlett Packard Enterprise Co.	28,422	603,115
HP, Inc.	13,967	494,851
Jabil, Inc.	2,846	386,572
		1,484,538
Materials-2.97%
Ball Corp.	6,311	392,292
Celanese Corp.	2,055	150,446
Eastman Chemical Co.	1,875	196,350
FMC Corp.(c)	2,852	168,525
LyondellBasell Industries N.V., Class A	4,621	385,114
Mosaic Co. (The)	9,396	248,618
Nucor Corp.	5,420	838,420
Smurfit WestRock PLC	5,002	275,210
Steel Dynamics, Inc.	3,367	489,124
		3,144,099
Real Estate-0.61%
VICI Properties, Inc.	19,898	648,874
Utilities-1.91%
Consolidated Edison, Inc.	5,345	537,653
Entergy Corp.	3,993	623,587
Evergy, Inc.	3,854	249,084
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	4,218	$428,591
Pinnacle West Capital Corp.(c)	1,863	174,563
		2,013,478
Total Common Stocks & Other Equity Interests (Cost $91,313,494)		105,447,666
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $12,129)	12,129	12,129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $91,325,623)		105,459,795
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.61%
Invesco Private Government Fund, 4.63%(d)(e)(f)	474,784	$474,784
Invesco Private Prime Fund, 4.71%(d)(e)(f)	1,221,855	1,222,222
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,697,006)		1,697,006
TOTAL INVESTMENTS IN SECURITIES-101.35% (Cost $93,022,629)		107,156,801
OTHER ASSETS LESS LIABILITIES-(1.35)%		(1,426,312)
NET ASSETS-100.00%		$105,730,489

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$987,828	$(975,699)	$-	$-	$12,129	$978
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	547,149	3,594,723	(3,667,088)	-	-	474,784	7,186 *
Invesco Private Prime Fund	1,429,956	9,313,576	(9,521,277)	(81)	48	1,222,222	19,148 *
Total	$1,977,105	$13,896,127	$(14,164,064)	$(81)	$48	$1,709,135	$27,312

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-2.20%
Electronic Arts, Inc.	2,600	$425,542
T-Mobile US, Inc.	2,057	507,956
		933,498
Consumer Discretionary-4.94%
Hilton Worldwide Holdings, Inc.	1,573	398,661
McDonald’s Corp.	1,370	405,534
O’Reilly Automotive, Inc.(b)	309	384,155
TJX Cos., Inc. (The)	3,573	449,090
Yum! Brands, Inc.(c)	3,309	459,753
		2,097,193
Consumer Staples-14.50%
Altria Group, Inc.	6,870	396,674
Church & Dwight Co., Inc.(c)	4,012	441,842
Coca-Cola Co. (The)	9,171	587,678
Colgate-Palmolive Co.	5,391	520,932
Constellation Brands, Inc., Class A	1,646	396,604
General Mills, Inc.(c)	5,829	386,230
Keurig Dr Pepper, Inc.	12,806	418,116
Kimberly-Clark Corp.	3,003	418,468
Mondelez International, Inc., Class A	6,462	419,707
PepsiCo, Inc.	2,732	446,545
Philip Morris International, Inc.	3,008	400,244
Procter & Gamble Co. (The)	2,961	530,789
Sysco Corp.	4,904	378,147
Walmart, Inc.	4,538	419,765
		6,161,741
Energy-3.92%
Chevron Corp.	2,401	388,794
Kinder Morgan, Inc.	15,925	450,200
ONEOK, Inc.	3,643	413,845
Williams Cos., Inc. (The)	7,022	410,927
		1,663,766
Financials-17.63%
Ameriprise Financial, Inc.	685	393,170
Arthur J. Gallagher & Co.	1,331	415,591
Bank of New York Mellon Corp. (The)	5,212	426,707
Berkshire Hathaway, Inc., Class B(b)	1,149	554,990
Brown & Brown, Inc.	3,497	395,511
Chubb Ltd.	1,458	420,968
CME Group, Inc., Class A	1,902	452,676
Fiserv, Inc.(b)	2,092	462,248
Hartford Financial Services Group, Inc. (The)	3,175	391,509
Intercontinental Exchange, Inc.	2,780	447,469
Jack Henry & Associates, Inc.	2,145	377,906
Loews Corp.	5,636	488,810
Marsh & McLennan Cos., Inc.	2,165	504,943
Mastercard, Inc., Class A	890	474,317
Nasdaq, Inc.	4,817	399,763
Visa, Inc., Class A(c)	1,454	458,126
Willis Towers Watson PLC	1,324	426,328
		7,491,032
Health Care-7.67%
Abbott Laboratories	3,445	409,163
Becton, Dickinson and Co.	1,528	339,063
Boston Scientific Corp.(b)	4,907	444,868
Cencora, Inc.	1,683	423,359
Hologic, Inc.(b)	5,032	400,044
Johnson & Johnson	2,970	460,380
	Shares	Value
Health Care-(continued)
Medtronic PLC	4,364	$377,660
Stryker Corp.	1,032	404,699
		3,259,236
Industrials-15.69%
Automatic Data Processing, Inc.	1,539	472,365
Broadridge Financial Solutions, Inc.	1,783	420,824
Cintas Corp.	1,813	409,357
CSX Corp.	10,081	368,460
General Dynamics Corp.	1,496	424,879
Honeywell International, Inc.	2,004	466,792
Illinois Tool Works, Inc.(c)	1,674	464,568
L3Harris Technologies, Inc.	1,529	376,516
Leidos Holdings, Inc.	1,893	313,102
Lockheed Martin Corp.	815	431,469
Northrop Grumman Corp.	780	381,927
Paychex, Inc.(c)	2,543	371,965
Republic Services, Inc.	2,419	528,068
RTX Corp.	3,428	417,633
Union Pacific Corp.	1,612	394,392
Waste Management, Inc.	1,848	421,751
		6,664,068
Information Technology-3.01%
Motorola Solutions, Inc.	915	457,226
Roper Technologies, Inc.	737	417,466
VeriSign, Inc.(b)	2,161	404,496
		1,279,188
Materials-5.62%
Avery Dennison Corp.	1,930	397,483
Ecolab, Inc.	1,531	380,867
Linde PLC	994	458,224
LyondellBasell Industries N.V., Class A	4,488	374,030
Packaging Corp. of America	1,551	385,966
PPG Industries, Inc.	3,137	390,149
		2,386,719
Real Estate-5.50%
AvalonBay Communities, Inc.	1,658	390,210
Federal Realty Investment Trust	3,278	382,379
Realty Income Corp.	6,767	391,742
Regency Centers Corp.(c)	5,163	390,271
VICI Properties, Inc.	11,981	390,700
Welltower, Inc.	2,848	393,537
		2,338,839
Utilities-19.22%
Alliant Energy Corp.(c)	7,030	444,296
Ameren Corp.	4,173	393,889
American Electric Power Co., Inc.	3,894	388,855
Atmos Energy Corp.(c)	3,417	517,060
CMS Energy Corp.	6,229	434,223
Consolidated Edison, Inc.	4,317	434,247
DTE Energy Co.	3,110	391,176
Duke Energy Corp.	3,920	458,836
Edison International	4,713	413,566
Evergy, Inc.	6,635	428,820
FirstEnergy Corp.	10,398	442,435
NiSource, Inc.	12,288	468,050
PG&E Corp.	18,209	393,861
Pinnacle West Capital Corp.(c)	4,078	382,109
PPL Corp.	13,308	464,848
Public Service Enterprise Group, Inc.	4,794	452,074
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	4,528	$424,138
Southern Co. (The)	4,728	421,407
WEC Energy Group, Inc.(c)	4,065	410,768
		8,164,658
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $35,972,852)		42,439,938
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.14%
Invesco Private Government Fund, 4.63%(d)(e)(f)	1,087,171	1,087,171
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	2,792,618	$2,793,456
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,880,627)		3,880,627
TOTAL INVESTMENTS IN SECURITIES-109.04% (Cost $39,853,479)		46,320,565
OTHER ASSETS LESS LIABILITIES-(9.04)%		(3,839,686)
NET ASSETS-100.00%		$42,480,879

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$146,693	$(146,693)	$-	$-	$-	$181
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	317,405	2,398,633	(1,628,867)	-	-	1,087,171	4,446 *
Invesco Private Prime Fund	824,233	5,495,719	(3,526,395)	(55)	(46)	2,793,456	11,666 *
Total	$1,141,638	$8,041,045	$(5,301,955)	$(55)	$(46)	$3,880,627	$16,293

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.78%
Meta Platforms, Inc., Class A	6,517	$3,742,843
Netflix, Inc.(b)	3,545	3,143,742
		6,886,585
Consumer Discretionary-14.36%
Airbnb, Inc., Class A(b)	24,814	3,377,434
Amazon.com, Inc.(b)	16,843	3,501,491
Aptiv PLC(b)	57,160	3,174,095
Caesars Entertainment, Inc.(b)	116,137	4,470,113
CarMax, Inc.(b)(c)	44,168	3,708,787
Carnival Corp.(b)	156,156	3,971,047
Deckers Outdoor Corp.(b)	22,245	4,359,130
Ford Motor Co.	269,498	2,999,513
lululemon athletica, inc.(b)	9,126	2,926,343
MGM Resorts International(b)(c)	94,801	3,634,670
Mohawk Industries, Inc.(b)	20,369	2,827,828
Norwegian Cruise Line Holdings Ltd.(b)	141,163	3,795,873
PulteGroup, Inc.	22,473	3,039,923
Royal Caribbean Cruises Ltd.	14,502	3,539,358
Tesla, Inc.(b)	17,865	6,166,284
		55,491,889
Consumer Staples-1.56%
Estee Lauder Cos., Inc. (The), Class A	45,181	3,258,454
Lamb Weston Holdings, Inc.	35,722	2,759,167
		6,017,621
Financials-5.04%
Blackstone, Inc., Class A	19,198	3,668,546
Invesco Ltd.(d)	173,586	3,140,171
KeyCorp	149,531	2,912,864
KKR & Co., Inc., Class A	23,851	3,884,612
PayPal Holdings, Inc.(b)	34,409	2,985,669
T. Rowe Price Group, Inc.	23,306	2,886,215
		19,478,077
Health Care-5.57%
Align Technology, Inc.(b)	16,813	3,913,562
Bio-Techne Corp.	37,639	2,836,475
Charles River Laboratories International, Inc.(b)(c)	15,866	3,158,286
IDEXX Laboratories, Inc.(b)	6,651	2,805,059
Insulet Corp.(b)	12,022	3,207,229
IQVIA Holdings, Inc.(b)	13,619	2,735,240
Moderna, Inc.(b)	67,062	2,887,690
		21,543,541
Industrials-13.98%
Builders FirstSource, Inc.(b)	23,852	4,447,682
Carrier Global Corp.	40,154	3,106,715
Caterpillar, Inc.	6,775	2,751,395
Dayforce, Inc.(b)(c)	35,952	2,875,801
Delta Air Lines, Inc.	47,503	3,031,642
Eaton Corp. PLC	10,062	3,777,476
Equifax, Inc.	10,623	2,778,552
Generac Holdings, Inc.(b)	18,635	3,507,107
Hubbell, Inc.	6,801	3,129,072
Ingersoll Rand, Inc.	28,091	2,926,240
Parker-Hannifin Corp.	4,396	3,089,948
Quanta Services, Inc.	12,908	4,447,064
Rockwell Automation, Inc.	10,734	3,168,033
Uber Technologies, Inc.(b)	49,770	3,581,449
	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)	36,199	$3,505,149
United Rentals, Inc.	4,493	3,890,938
		54,014,263
Information Technology-50.79%
Adobe, Inc.(b)	5,683	2,932,030
Advanced Micro Devices, Inc.(b)	38,934	5,340,771
Amphenol Corp., Class A	47,961	3,484,367
Analog Devices, Inc.	18,449	4,022,804
ANSYS, Inc.(b)	8,466	2,972,413
Applied Materials, Inc.	29,825	5,210,726
Arista Networks, Inc.(b)	11,745	4,766,356
Autodesk, Inc.(b)	10,511	3,068,161
Broadcom, Inc.	33,494	5,428,707
Cadence Design Systems, Inc.(b)	14,855	4,557,663
CrowdStrike Holdings, Inc., Class A(b)	12,908	4,465,781
Dell Technologies, Inc., Class C	35,103	4,478,792
Enphase Energy, Inc.(b)	59,039	4,212,433
First Solar, Inc.(b)	18,968	3,779,753
Gartner, Inc.(b)	5,322	2,756,423
Hewlett Packard Enterprise Co.	143,809	3,051,627
Intel Corp.	200,042	4,811,010
Intuit, Inc.	4,555	2,923,080
Jabil, Inc.	26,019	3,534,161
Keysight Technologies, Inc.(b)	22,009	3,760,018
KLA Corp.	8,732	5,649,866
Lam Research Corp.	74,008	5,467,711
Microchip Technology, Inc.	66,915	4,561,596
Micron Technology, Inc.	46,765	4,580,632
Microsoft Corp.	6,600	2,794,836
Monolithic Power Systems, Inc.	8,665	4,918,601
NetApp, Inc.	24,257	2,974,878
NVIDIA Corp.	45,086	6,233,139
NXP Semiconductors N.V. (China)	20,069	4,603,227
ON Semiconductor Corp.(b)	75,535	5,372,049
Oracle Corp.	17,006	3,143,389
Palantir Technologies, Inc., Class A(b)	106,530	7,146,032
Palo Alto Networks, Inc.(b)	7,692	2,983,111
Qorvo, Inc.(b)	59,512	4,109,304
QUALCOMM, Inc.	28,479	4,514,776
Salesforce, Inc.	10,588	3,493,934
Seagate Technology Holdings PLC	29,872	3,026,930
ServiceNow, Inc.(b)	3,244	3,404,383
Skyworks Solutions, Inc.	48,030	4,206,948
Super Micro Computer, Inc.(b)(c)	370,749	12,101,247
Synopsys, Inc.(b)	8,437	4,711,980
Teradyne, Inc.	53,700	5,907,000
Texas Instruments, Inc.	15,497	3,115,362
Western Digital Corp.(b)	58,849	4,295,388
Zebra Technologies Corp., Class A(b)	8,338	3,393,566
		196,266,961
Materials-2.87%
Albemarle Corp.(c)	53,953	5,810,738
Celanese Corp.	30,603	2,240,446
Freeport-McMoRan, Inc.	68,800	3,040,960
		11,092,144
Real Estate-0.86%
BXP, Inc.(c)	40,622	3,330,598
Utilities-3.13%
AES Corp. (The)	204,300	2,664,072
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Constellation Energy Corp.	15,684	$4,023,887
Vistra Corp.	33,816	5,405,149
		12,093,108
Total Common Stocks & Other Equity Interests (Cost $395,711,024)		386,214,787
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $128,172)	128,172	128,172
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $395,839,196)		386,342,959
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.89%
Invesco Private Government Fund, 4.63%(d)(e)(f)	15,584,221	$15,584,221
Invesco Private Prime Fund, 4.71%(d)(e)(f)	14,887,589	14,892,055
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,476,276)		30,476,276
TOTAL INVESTMENTS IN SECURITIES-107.86% (Cost $426,315,472)		416,819,235
OTHER ASSETS LESS LIABILITIES-(7.86)%		(30,378,092)
NET ASSETS-100.00%		$386,441,143

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Ltd.	$3,565,538	$733,531	$(1,308,698)	$169,428	$(19,628)	$3,140,171	$34,172
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	135,155	1,306,027	(1,313,010)	-	-	128,172	2,589
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,461,373	61,134,892	(52,012,044)	-	-	15,584,221	114,137 *
Invesco Private Prime Fund	16,939,267	86,695,659	(88,739,111)	(567)	(3,193)	14,892,055	291,559 *
Total	$27,101,333	$149,870,109	$(143,372,863)	$168,861	$(22,821)	$33,744,619	$442,457

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.20%
Comcast Corp., Class A	754	$32,565
Interpublic Group of Cos., Inc. (The)	1,412	43,504
Omnicom Group, Inc.	279	29,245
		105,314
Consumer Discretionary-1.35%
Domino’s Pizza, Inc.	37	17,619
Starbucks Corp.	262	26,845
		44,464
Consumer Staples-11.93%
Altria Group, Inc.	1,613	93,135
Archer-Daniels-Midland Co.	634	34,616
Constellation Brands, Inc., Class A	69	16,626
Hormel Foods Corp.	1,227	39,792
Keurig Dr Pepper, Inc.	691	22,561
Kroger Co. (The)	418	25,531
Lamb Weston Holdings, Inc.	368	28,424
Mondelez International, Inc., Class A	373	24,226
PepsiCo, Inc.	190	31,056
Philip Morris International, Inc.	373	49,631
Procter & Gamble Co. (The)	149	26,710
		392,308
Energy-11.11%
Baker Hughes Co., Class A	658	28,919
Chevron Corp.	307	49,712
ConocoPhillips	268	29,035
Coterra Energy, Inc.	1,549	41,389
Devon Energy Corp.	573	21,745
EOG Resources, Inc.	244	32,515
Marathon Petroleum Corp.	137	21,393
ONEOK, Inc.	471	53,506
Phillips 66	269	36,041
Williams Cos., Inc. (The)	873	51,088
		365,343
Financials-19.10%
Aflac, Inc.	179	20,406
American Express Co.	43	13,101
American International Group, Inc.	304	23,372
Bank of America Corp.	668	31,737
Bank of New York Mellon Corp. (The)	363	29,719
BlackRock, Inc.	26	26,593
Citigroup, Inc.	568	40,254
Fifth Third Bancorp	823	39,553
Franklin Resources, Inc.	3,254	74,061
Goldman Sachs Group, Inc. (The)	49	29,820
Huntington Bancshares, Inc.	2,927	52,715
JPMorgan Chase & Co.	116	28,967
Morgan Stanley	333	43,826
Principal Financial Group, Inc.	398	34,662
Prudential Financial, Inc.	363	46,976
Regions Financial Corp.	1,959	53,402
State Street Corp.	394	38,813
		627,977
Health Care-9.29%
AbbVie, Inc.	172	31,464
Amgen, Inc.	93	26,307
Bristol-Myers Squibb Co.	927	54,897
CVS Health Corp.	678	40,578
Gilead Sciences, Inc.	449	41,568
	Shares	Value
Health Care-(continued)
Medtronic PLC	383	$33,145
Pfizer, Inc.	1,966	51,529
UnitedHealth Group, Inc.	27	16,475
Zoetis, Inc.	54	9,464
		305,427
Industrials-6.69%
Automatic Data Processing, Inc.	76	23,327
Fastenal Co.	329	27,491
FedEx Corp.	80	24,214
General Dynamics Corp.	66	18,745
Illinois Tool Works, Inc.	90	24,977
Northrop Grumman Corp.	31	15,179
Paychex, Inc.	220	32,179
Snap-on, Inc.	99	36,599
Waste Management, Inc.	75	17,116
		219,827
Information Technology-5.46%
Accenture PLC, Class A (Ireland)	47	17,031
Amphenol Corp., Class A	160	11,624
Analog Devices, Inc.	74	16,136
Broadcom, Inc.	75	12,156
Hewlett Packard Enterprise Co.	1,318	27,968
HP, Inc.	919	32,560
Lam Research Corp.	142	10,491
Microchip Technology, Inc.	314	21,405
NXP Semiconductors N.V. (China)	81	18,579
Oracle Corp.	63	11,645
		179,595
Materials-2.65%
FMC Corp.(b)	634	37,463
LyondellBasell Industries N.V., Class A	596	49,671
		87,134
Real Estate-10.33%
Alexandria Real Estate Equities, Inc.	401	44,202
Equinix, Inc.	24	23,556
Essex Property Trust, Inc.	120	37,255
Invitation Homes, Inc.	1,027	35,175
Iron Mountain, Inc.	206	25,476
Mid-America Apartment Communities, Inc.	264	43,338
Prologis, Inc.	277	32,348
UDR, Inc.(b)	966	44,301
VICI Properties, Inc.(b)	1,662	54,198
		339,849
Utilities-18.83%
AES Corp. (The)	2,093	27,293
Alliant Energy Corp.	548	34,634
Ameren Corp.	365	34,452
American Electric Power Co., Inc.	372	37,148
American Water Works Co., Inc.	162	22,184
Atmos Energy Corp.(b)	179	27,086
CMS Energy Corp.	439	30,603
Entergy Corp.	279	43,571
Evergy, Inc.	739	47,762
Eversource Energy	693	44,692
FirstEnergy Corp.	944	40,167
NextEra Energy, Inc.	327	25,725
NiSource, Inc.	956	36,414
NRG Energy, Inc.	214	21,744
Public Service Enterprise Group, Inc.	310	29,233
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	395	$37,000
WEC Energy Group, Inc.	381	38,500
Xcel Energy, Inc.(b)	564	40,924
		619,132
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $2,891,409)		3,286,370
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.73%
Invesco Private Government Fund, 4.63%(c)(d)(e)	43,594	43,594
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(c)(d)(e)	111,952	$111,986
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $155,580)		155,580
TOTAL INVESTMENTS IN SECURITIES-104.67% (Cost $3,046,989)		3,441,950
OTHER ASSETS LESS LIABILITIES-(4.67)%		(153,515)
NET ASSETS-100.00%		$3,288,435

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,766	$(32,766)	$-	$-	$-	$25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,630	111,757	(85,793)	-	-	43,594	193 *
Invesco Private Prime Fund	43,596	274,083	(205,692)	(4)	3	111,986	504 *
Total	$61,226	$418,606	$(324,251)	$(4)	$3	$155,580	$722

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-8.72%
AT&T, Inc.	4,319,057	$100,029,360
Interpublic Group of Cos., Inc. (The)(b)	2,111,748	65,062,956
Omnicom Group, Inc.(b)	488,117	51,164,424
Verizon Communications, Inc.	2,305,657	102,232,831
		318,489,571
Consumer Discretionary-1.70%
Darden Restaurants, Inc.(b)	352,478	62,131,297
Consumer Staples-18.07%
Altria Group, Inc.	1,981,805	114,429,421
Conagra Brands, Inc.	2,351,157	64,774,375
General Mills, Inc.	808,076	53,543,116
Hormel Foods Corp.	1,646,967	53,411,140
J.M. Smucker Co. (The)	472,560	55,662,843
Kellanova	984,177	80,003,748
Kenvue, Inc.	3,452,122	83,127,098
Kraft Heinz Co. (The)	2,132,329	68,170,558
Philip Morris International, Inc.	653,588	86,966,419
		660,088,718
Energy-10.81%
Chevron Corp.	367,419	59,496,158
Exxon Mobil Corp.	403,807	47,633,074
Kinder Morgan, Inc.	3,867,831	109,343,582
ONEOK, Inc.	824,008	93,607,309
Williams Cos., Inc. (The)	1,450,413	84,878,169
		394,958,292
Financials-1.77%
Prudential Financial, Inc.	501,624	64,915,162
Health Care-13.24%
AbbVie, Inc.	284,841	52,105,964
Bristol-Myers Squibb Co.	1,797,511	106,448,601
Gilead Sciences, Inc.	855,484	79,200,709
Johnson & Johnson	298,773	46,312,803
Medtronic PLC	624,432	54,038,345
Pfizer, Inc.	2,820,679	73,929,997
Viatris, Inc.	5,476,976	71,693,616
		483,730,035
Industrials-1.95%
United Parcel Service, Inc., Class B	524,379	71,168,718
Information Technology-3.47%
Cisco Systems, Inc.	1,001,055	59,272,466
International Business Machines Corp.	296,529	67,433,660
		126,706,126
Materials-7.00%
Amcor PLC(b)	7,193,271	76,536,403
	Shares	Value
Materials-(continued)
Dow, Inc.	1,410,769	$62,370,097
Eastman Chemical Co.(b)	483,840	50,667,725
LyondellBasell Industries N.V., Class A	795,917	66,331,723
		255,905,948
Real Estate-13.14%
Crown Castle, Inc.	865,513	91,960,756
Federal Realty Investment Trust	571,401	66,653,927
Host Hotels & Resorts, Inc.	3,583,429	66,006,762
Realty Income Corp.	1,331,377	77,073,415
Simon Property Group, Inc.	485,572	89,151,019
VICI Properties, Inc.	2,733,949	89,154,077
		479,999,956
Utilities-19.86%
Dominion Energy, Inc.	1,489,830	87,527,512
Duke Energy Corp.	535,081	62,631,231
Edison International	790,174	69,337,768
Entergy Corp.	530,170	82,796,649
Evergy, Inc.	1,215,604	78,564,487
Eversource Energy	1,103,676	71,176,065
Exelon Corp.	1,663,862	65,822,381
FirstEnergy Corp.	1,500,194	63,833,255
Pinnacle West Capital Corp.(b)	781,096	73,188,695
WEC Energy Group, Inc.	699,171	70,651,230
		725,529,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $3,324,899,083)		3,643,623,096
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.98%
Invesco Private Government Fund, 4.63%(c)(d)(e)	61,218,001	61,218,001
Invesco Private Prime Fund, 4.71%(c)(d)(e)	157,236,630	157,283,801
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $218,503,836)		218,501,802
TOTAL INVESTMENTS IN SECURITIES-105.71% (Cost $3,543,402,919)		3,862,124,898
OTHER ASSETS LESS LIABILITIES-(5.71)%		(208,681,394)
NET ASSETS-100.00%		$3,653,443,504
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
November 30, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,778,359	$(23,778,359)	$-	$-	$-	$34,239
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,722,072	126,788,793	(110,292,864)	-	-	61,218,001	541,924 *
Invesco Private Prime Fund	116,617,256	269,078,781	(228,400,137)	(6,785)	(5,314)	157,283,801	1,447,910 *
Total	$161,339,328	$419,645,933	$(362,471,360)	$(6,785)	$(5,314)	$218,501,802	$2,024,073

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.19%
Electronic Arts, Inc.	477,198	$78,102,996
T-Mobile US, Inc.	375,688	92,772,395
		170,875,391
Consumer Discretionary-4.93%
Hilton Worldwide Holdings, Inc.	288,448	73,104,261
McDonald’s Corp.	251,396	74,415,730
O’Reilly Automotive, Inc.(b)	56,682	70,468,196
TJX Cos., Inc. (The)	654,999	82,326,824
Yum! Brands, Inc.(c)	607,240	84,369,926
		384,684,937
Consumer Staples-14.48%
Altria Group, Inc.	1,260,162	72,761,754
Church & Dwight Co., Inc.(c)	736,302	81,088,939
Coca-Cola Co. (The)	1,682,988	107,845,871
Colgate-Palmolive Co.	989,362	95,602,050
Constellation Brands, Inc., Class A	302,092	72,789,067
General Mills, Inc.	1,069,807	70,885,412
Keurig Dr Pepper, Inc.	2,349,915	76,724,725
Kimberly-Clark Corp.	551,169	76,805,400
Mondelez International, Inc., Class A	1,185,989	77,029,986
PepsiCo, Inc.	501,279	81,934,053
Philip Morris International, Inc.	551,520	73,385,251
Procter & Gamble Co. (The)(c)	543,365	97,403,610
Sysco Corp.(c)	899,818	69,384,966
Walmart, Inc.	831,843	76,945,477
		1,130,586,561
Energy-3.91%
Chevron Corp.(c)	440,525	71,334,213
Kinder Morgan, Inc.	2,922,183	82,610,114
ONEOK, Inc.(c)	665,972	75,654,419
Williams Cos., Inc. (The)	1,286,293	75,273,866
		304,872,612
Financials-18.61%
Ameriprise Financial, Inc.	124,669	71,556,266
Arthur J. Gallagher & Co.	243,132	75,915,536
Bank of New York Mellon Corp. (The)	953,765	78,084,740
Berkshire Hathaway, Inc., Class B(b)	210,728	101,785,839
Brown & Brown, Inc.	639,906	72,373,369
Chubb Ltd.	267,712	77,296,486
CME Group, Inc., Class A	348,908	83,040,104
Fiserv, Inc.(b)	383,167	84,664,580
Hartford Financial Services Group, Inc. (The)	582,607	71,841,269
Intercontinental Exchange, Inc.	510,229	82,126,460
Jack Henry & Associates, Inc.	393,723	69,366,118
Loews Corp.	1,034,183	89,694,692
Marsh & McLennan Cos., Inc.	397,371	92,678,838
Mastercard, Inc., Class A(c)	163,518	87,145,283
Nasdaq, Inc.	883,979	73,361,417
S&P Global, Inc.	153,136	80,015,091
Visa, Inc., Class A	265,129	83,536,845
Willis Towers Watson PLC	242,932	78,224,104
		1,452,707,037
Health Care-6.86%
Abbott Laboratories	632,339	75,102,903
Boston Scientific Corp.(b)	900,385	81,628,904
Cencora, Inc.	308,871	77,696,500
Hologic, Inc.(b)	923,379	73,408,630
	Shares	Value
Health Care-(continued)
Johnson & Johnson	545,052	$84,488,511
Medtronic PLC	800,866	69,306,944
Stryker Corp.	189,373	74,262,622
		535,895,014
Industrials-16.59%
Automatic Data Processing, Inc.	282,381	86,671,200
Broadridge Financial Solutions, Inc.	327,108	77,204,030
Cintas Corp.	330,964	74,728,362
CSX Corp.	1,849,833	67,611,396
General Dynamics Corp.	274,422	77,938,592
Honeywell International, Inc.	367,707	85,649,992
Illinois Tool Works, Inc.	307,172	85,246,374
L3Harris Technologies, Inc.(c)	280,658	69,112,033
Leidos Holdings, Inc.	347,366	57,454,336
Lockheed Martin Corp.	149,517	79,155,795
Northrop Grumman Corp.	143,131	70,084,094
Otis Worldwide Corp.(c)	708,355	72,946,398
Paychex, Inc.(c)	466,768	68,274,155
Republic Services, Inc.(c)	444,032	96,932,186
RTX Corp.	628,959	76,626,075
Union Pacific Corp.	295,803	72,371,162
Waste Management, Inc.	336,701	76,841,902
		1,294,848,082
Information Technology-3.00%
Motorola Solutions, Inc.	166,355	83,127,593
Roper Technologies, Inc.	135,186	76,574,758
VeriSign, Inc.(b)(c)	396,517	74,220,052
		233,922,403
Materials-5.60%
Avery Dennison Corp.	354,216	72,950,785
Ecolab, Inc.	280,946	69,890,937
Linde PLC	182,389	84,079,505
LyondellBasell Industries N.V., Class A	823,604	68,639,157
Packaging Corp. of America	282,044	70,186,649
PPG Industries, Inc.	575,720	71,602,297
		437,349,330
Real Estate-5.50%
AvalonBay Communities, Inc.	304,235	71,601,707
Federal Realty Investment Trust(c)	601,599	70,176,523
Realty Income Corp.	1,241,786	71,886,992
Regency Centers Corp.	947,543	71,624,775
VICI Properties, Inc.	2,198,726	71,700,455
Welltower, Inc.	522,409	72,186,476
		429,176,928
Utilities-18.27%
Alliant Energy Corp.(c)	1,290,183	81,539,566
American Electric Power Co., Inc.	714,523	71,352,267
Atmos Energy Corp.(c)	627,123	94,896,252
CMS Energy Corp.(c)	1,143,203	79,692,681
Consolidated Edison, Inc.	792,219	79,689,309
DTE Energy Co.	570,831	71,799,123
Duke Energy Corp.	719,409	84,206,824
Edison International	864,953	75,899,626
Evergy, Inc.	1,217,753	78,703,376
FirstEnergy Corp.	1,908,199	81,193,868
NiSource, Inc.(c)	2,254,909	85,889,484
PG&E Corp.	3,341,432	72,275,174
Pinnacle West Capital Corp.(c)	748,515	70,135,856
PPL Corp.	2,442,083	85,301,959
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	879,631	$82,949,203
Sempra	831,116	77,850,636
Southern Co. (The)	867,539	77,323,751
WEC Energy Group, Inc.(c)	745,869	75,370,062
		1,426,069,017
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $6,895,255,228)		7,800,987,312
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.21%
Invesco Private Government Fund, 4.63%(d)(e)(f)	70,123,169	70,123,169
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	180,156,636	$180,210,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $250,333,852)		250,333,852
TOTAL INVESTMENTS IN SECURITIES-103.15% (Cost $7,145,589,080)		8,051,321,164
OTHER ASSETS LESS LIABILITIES-(3.15)%		(245,595,923)
NET ASSETS-100.00%		$7,805,725,241

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,066,803	$(32,066,803)	$-	$-	$-	$53,527
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,111,345	316,116,168	(286,104,344)	-	-	70,123,169	547,605 *
Invesco Private Prime Fund	104,439,658	706,756,611	(630,966,105)	(2,961)	(16,520)	180,210,683	1,486,623 *
Total	$144,551,003	$1,054,939,582	$(949,137,252)	$(2,961)	$(16,520)	$250,333,852	$2,087,755

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-5.60%
Alphabet, Inc., Class C	184	$31,370
AT&T, Inc.	711	16,467
Meta Platforms, Inc., Class A	32	18,378
T-Mobile US, Inc.	809	199,775
Verizon Communications, Inc.	1,291	57,243
		323,233
Consumer Discretionary-5.95%
Amazon.com, Inc.(b)	870	180,864
Home Depot, Inc. (The)	311	133,460
TJX Cos., Inc. (The)	235	29,537
		343,861
Consumer Staples-9.93%
Archer-Daniels-Midland Co.	273	14,906
General Mills, Inc.(c)	1,302	86,271
Hershey Co. (The)(c)	334	58,827
Hormel Foods Corp.	703	22,798
Kraft Heinz Co. (The)	512	16,369
McCormick & Co., Inc.	570	44,694
Mondelez International, Inc., Class A	2,158	140,162
Procter & Gamble Co. (The)	924	165,636
Tyson Foods, Inc., Class A	371	23,929
		573,592
Energy-0.66%
Exxon Mobil Corp.	321	37,865
Financials-18.81%
American International Group, Inc.	190	14,607
Aon PLC, Class A	466	182,458
Arch Capital Group Ltd.(b)	128	12,892
Arthur J. Gallagher & Co.	507	158,306
Berkshire Hathaway, Inc., Class B(b)	355	171,472
Brown & Brown, Inc.	417	47,163
Chubb Ltd.	510	147,252
JPMorgan Chase & Co.	143	35,710
Marsh & McLennan Cos., Inc.	701	163,494
Progressive Corp. (The)(c)	355	95,452
Travelers Cos., Inc. (The)	217	57,731
		1,086,537
Health Care-14.87%
Abbott Laboratories	1,378	163,665
Amgen, Inc.	62	17,538
Biogen, Inc.(b)	107	17,187
CVS Health Corp.	223	13,347
Elevance Health, Inc.	64	26,046
Eli Lilly and Co.	48	38,177
Gilead Sciences, Inc.	54	4,999
IDEXX Laboratories, Inc.(b)	50	21,088
Johnson & Johnson	440	68,204
Merck & Co., Inc.	1,399	142,194
Pfizer, Inc.	2,232	58,501
Regeneron Pharmaceuticals, Inc.(b)	82	61,518
Vertex Pharmaceuticals, Inc.(b)	284	132,949
Zoetis, Inc.	533	93,408
		858,821
Industrials-6.59%
Boeing Co. (The)(b)(c)	18	2,798
GE Vernova, Inc.(b)	616	205,818
General Dynamics Corp.	13	3,692
Republic Services, Inc.	147	32,090
	Shares	Value
Industrials-(continued)
RTX Corp.	309	$37,646
Verisk Analytics, Inc.	335	98,560
		380,604
Information Technology-27.09%
Accenture PLC, Class A (Ireland)	49	17,756
Adobe, Inc.(b)	226	116,600
Apple, Inc.	722	171,352
Broadcom, Inc.	704	114,104
Cisco Systems, Inc.	3,271	193,676
International Business Machines Corp.(c)	143	32,520
Intuit, Inc.	62	39,787
Microsoft Corp.	380	160,915
NVIDIA Corp.	1,368	189,126
Oracle Corp.	659	121,810
QUALCOMM, Inc.	964	152,823
Salesforce, Inc.	281	92,727
ServiceNow, Inc.(b)	96	100,746
Teledyne Technologies, Inc.(b)	113	54,834
Trimble, Inc.(b)	80	5,838
		1,564,614
Materials-0.45%
Newmont Corp.	612	25,667
Real Estate-2.56%
American Tower Corp.	513	107,217
Crown Castle, Inc.	383	40,694
		147,911
Utilities-7.36%
Ameren Corp.	614	57,955
American Electric Power Co., Inc.	549	54,823
Duke Energy Corp.	664	77,721
NextEra Energy, Inc.	1,200	94,404
PG&E Corp.	654	14,146
Sempra	935	87,581
Southern Co. (The)	304	27,096
Xcel Energy, Inc.(c)	158	11,465
		425,191
Total Common Stocks & Other Equity Interests (Cost $5,131,088)		5,767,896
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $5)	5	5
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $5,131,093)		5,767,901
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.11%
Invesco Private Government Fund, 4.63%(d)(e)(f)	65,852	65,852
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	171,564	$171,615
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $237,467)		237,467
TOTAL INVESTMENTS IN SECURITIES-103.98% (Cost $5,368,560)		6,005,368
OTHER ASSETS LESS LIABILITIES-(3.98)%		(229,597)
NET ASSETS-100.00%		$5,775,771

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,778	$189,812	$(191,585)	$-	$-	$5	$61
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,373	1,288,933	(1,281,454)	-	-	65,852	869 *
Invesco Private Prime Fund	151,391	2,131,258	(2,111,022)	-	(12)	171,615	2,088 *
Total	$211,542	$3,610,003	$(3,584,061)	$-	$(12)	$237,472	$3,018

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.51%
AT&T, Inc.	2,047,240	$47,414,079
Meta Platforms, Inc., Class A	456,575	262,220,154
News Corp., Class A	103,732	3,044,534
News Corp., Class B(b)	31,317	1,004,963
T-Mobile US, Inc.	169,927	41,961,773
		355,645,503
Consumer Discretionary-12.69%
Amazon.com, Inc.(c)	1,948,225	405,016,495
Chipotle Mexican Grill, Inc.(c)	324,782	19,980,589
Deckers Outdoor Corp.(c)	39,509	7,742,184
Garmin Ltd.	56,486	12,008,923
Hilton Worldwide Holdings, Inc.	70,970	17,986,637
NVR, Inc.(c)	669	6,178,603
PulteGroup, Inc.	55,606	7,521,824
Royal Caribbean Cruises Ltd.	49,567	12,097,322
TJX Cos., Inc. (The)	336,008	42,232,845
		530,765,422
Consumer Staples-7.11%
Colgate-Palmolive Co.	268,130	25,909,402
Costco Wholesale Corp.	169,380	164,617,034
Walmart, Inc.	1,151,944	106,554,820
		297,081,256
Energy-2.41%
Diamondback Energy, Inc.	51,057	9,067,213
Kinder Morgan, Inc.	475,021	13,428,844
Marathon Petroleum Corp.	69,432	10,841,807
ONEOK, Inc.	141,440	16,067,584
Phillips 66	93,931	12,584,875
Targa Resources Corp.	96,904	19,797,487
Williams Cos., Inc. (The)	324,395	18,983,595
		100,771,405
Financials-24.57%
Aflac, Inc.	136,772	15,592,008
Allstate Corp. (The)	94,032	19,501,296
American Express Co.	196,967	60,011,906
American International Group, Inc.	177,483	13,644,893
Arthur J. Gallagher & Co.	59,967	18,724,096
Bank of New York Mellon Corp. (The)	277,684	22,733,989
Berkshire Hathaway, Inc., Class B(c)	523,783	252,997,665
Brown & Brown, Inc.	76,983	8,706,777
Cboe Global Markets, Inc.	26,273	5,671,027
Chubb Ltd.	118,103	34,099,879
Citigroup, Inc.	523,585	37,106,469
Fifth Third Bancorp	173,181	8,323,079
Fiserv, Inc.(c)	150,249	33,199,019
Goldman Sachs Group, Inc. (The)	100,469	61,142,419
Hartford Financial Services Group, Inc. (The)	131,157	16,172,970
Intercontinental Exchange, Inc.	169,811	27,332,779
JPMorgan Chase & Co.	889,325	222,082,239
KKR & Co., Inc., Class A	334,068	54,409,655
Loews Corp.	51,854	4,497,297
Nasdaq, Inc.	108,725	9,023,088
Progressive Corp. (The)	255,016	68,568,702
Prudential Financial, Inc.	103,644	13,412,570
Synchrony Financial	103,150	6,964,688
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	77,138	$4,979,258
Willis Towers Watson PLC	26,297	8,467,634
		1,027,365,402
Health Care-9.98%
Amgen, Inc.(b)	148,347	41,962,916
Boston Scientific Corp.(c)	456,474	41,383,933
Cencora, Inc.	44,361	11,159,010
Eli Lilly and Co.	282,151	224,408,798
McKesson Corp.	54,260	34,102,410
Regeneron Pharmaceuticals, Inc.(c)	38,679	29,017,759
Universal Health Services, Inc., Class B	17,822	3,653,510
Vertex Pharmaceuticals, Inc.(c)	67,463	31,581,454
		417,269,790
Industrials-10.58%
Axon Enterprise, Inc.(c)	20,205	13,071,827
Broadridge Financial Solutions, Inc.	27,946	6,595,815
Cintas Corp.	134,949	30,470,135
Eaton Corp. PLC	107,872	40,497,306
General Dynamics Corp.	77,786	22,092,002
General Electric Co.	479,289	87,307,284
Howmet Aerospace, Inc.	160,315	18,978,090
Ingersoll Rand, Inc.	133,292	13,885,028
Leidos Holdings, Inc.	52,102	8,617,671
Parker-Hannifin Corp.	30,178	21,212,116
Republic Services, Inc.	64,415	14,061,795
RTX Corp.	345,827	42,132,103
Trane Technologies PLC	84,801	35,295,872
TransDigm Group, Inc.	18,039	22,602,326
United Rentals, Inc.	17,566	15,212,156
Veralto Corp.	82,271	8,900,899
W.W. Grainger, Inc.	11,003	13,262,356
Wabtec Corp.	46,474	9,323,614
Waste Management, Inc.	81,620	18,627,316
		442,145,711
Information Technology-20.68%
Amphenol Corp., Class A	375,982	27,315,092
Arista Networks, Inc.(c)	99,471	40,367,321
Broadcom, Inc.	1,343,579	217,767,284
Fair Isaac Corp.(c)	10,246	24,334,558
Gartner, Inc.(c)	18,536	9,600,351
GoDaddy, Inc., Class A(c)	69,273	13,686,267
International Business Machines Corp.	252,025	57,313,005
KLA Corp.	34,660	22,426,060
Motorola Solutions, Inc.	55,946	27,956,216
NetApp, Inc.	65,024	7,974,543
NVIDIA Corp.	2,913,062	402,730,822
Seagate Technology Holdings PLC	63,564	6,440,940
Tyler Technologies, Inc.(c)	10,625	6,684,931
		864,597,390
Materials-0.66%
Ecolab, Inc.	55,198	13,731,606
Martin Marietta Materials, Inc.	13,420	8,052,000
Packaging Corp. of America	24,036	5,981,359
		27,764,965
Real Estate-0.94%
Iron Mountain, Inc.	128,895	15,940,445
Welltower, Inc.	168,897	23,338,187
		39,278,632
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-1.82%
Constellation Energy Corp.	104,736	$26,871,068
NRG Energy, Inc.	99,303	10,090,178
Public Service Enterprise Group, Inc.	124,591	11,748,931
Vistra Corp.	170,110	27,190,383
		75,900,560
Total Common Stocks & Other Equity Interests (Cost $3,899,796,462)		4,178,586,036
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $386,487)	386,487	386,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,900,182,949)		4,178,972,523
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.02%
Invesco Private Government Fund, 4.63%(d)(e)(f)	11,971,671	$11,971,671
Invesco Private Prime Fund, 4.71%(d)(e)(f)	30,774,502	30,783,734
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,755,405)		42,755,405
TOTAL INVESTMENTS IN SECURITIES-100.98% (Cost $3,942,938,354)		4,221,727,928
OTHER ASSETS LESS LIABILITIES-(0.98)%		(40,882,486)
NET ASSETS-100.00%		$4,180,845,442

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,178	$34,989,630	$(36,259,321)	$-	$-	$386,487	$17,327
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	943,439	35,922,158	(24,893,926)	-	-	11,971,671	27,345 *
Invesco Private Prime Fund	2,461,876	83,147,326	(54,824,660)	(225)	(583)	30,783,734	70,798 *
Total	$5,061,493	$154,059,114	$(115,977,907)	$(225)	$(583)	$43,141,892	$115,470

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-9.83%
Alphabet, Inc., Class C	265,574	$45,277,711
AT&T, Inc.	151,535	3,509,551
Charter Communications, Inc., Class A(b)	2,368	940,013
Comcast Corp., Class A	91,217	3,939,662
Electronic Arts, Inc.	5,876	961,725
Fox Corp., Class A	8,460	398,635
Interpublic Group of Cos., Inc. (The)	9,065	279,293
Meta Platforms, Inc., Class A	51,080	29,336,266
Netflix, Inc.(b)	10,119	8,973,630
News Corp., Class A	12,386	363,529
Omnicom Group, Inc.	4,572	479,237
Paramount Global, Class B	11,815	128,193
Take-Two Interactive Software, Inc.(b)(c)	3,840	723,379
T-Mobile US, Inc.	11,757	2,903,274
Verizon Communications, Inc.	91,465	4,055,558
Walt Disney Co. (The)	42,498	4,992,240
Warner Bros. Discovery, Inc.(b)	57,781	605,545
		107,867,441
Consumer Discretionary-7.67%
Airbnb, Inc., Class A(b)	10,175	1,384,919
Amazon.com, Inc.(b)	202,640	42,126,830
Aptiv PLC(b)	6,771	375,994
AutoZone, Inc.(b)	402	1,274,155
Best Buy Co., Inc.	4,512	406,080
Booking Holdings, Inc.	789	4,104,362
BorgWarner, Inc.	5,794	198,850
Caesars Entertainment, Inc.(b)	5,105	196,491
CarMax, Inc.(b)	4,031	338,483
Carnival Corp.(b)	22,992	584,687
Chipotle Mexican Grill, Inc.(b)	31,448	1,934,681
D.R. Horton, Inc.	6,888	1,162,557
Darden Restaurants, Inc.(c)	2,740	482,980
Deckers Outdoor Corp.(b)	3,701	725,248
eBay, Inc.	11,226	710,493
Expedia Group, Inc.(b)	3,098	571,953
Ford Motor Co.	95,832	1,066,610
Garmin Ltd.	3,521	748,565
General Motors Co.	28,964	1,610,109
Genuine Parts Co.	3,366	426,573
Home Depot, Inc. (The)	22,491	9,651,563
Lennar Corp., Class A	5,714	996,464
LKQ Corp.(c)	6,512	255,856
lululemon athletica, inc.(b)	2,654	851,032
MGM Resorts International(b)(c)	6,074	232,877
Mohawk Industries, Inc.(b)	1,263	175,342
NIKE, Inc., Class B	29,329	2,310,245
Norwegian Cruise Line Holdings Ltd.(b)	9,658	259,704
NVR, Inc.(b)	74	683,433
Pool Corp.	888	334,856
PulteGroup, Inc.	4,804	649,837
Ralph Lauren Corp.	909	210,343
Ross Stores, Inc.	7,620	1,180,109
Royal Caribbean Cruises Ltd.	5,476	1,336,473
Tapestry, Inc.	5,136	319,870
TJX Cos., Inc. (The)	25,688	3,228,725
Tractor Supply Co.	2,379	674,851
Ulta Beauty, Inc.(b)	1,035	400,172
		84,182,372
Consumer Staples-5.89%
Altria Group, Inc.	39,571	2,284,830
	Shares	Value
Consumer Staples-(continued)
Archer-Daniels-Midland Co.	11,643	$635,708
Bunge Global S.A.	3,410	306,013
Church & Dwight Co., Inc.(c)	5,496	605,274
Coca-Cola Co. (The)	90,060	5,771,045
Colgate-Palmolive Co.	18,759	1,812,682
Conagra Brands, Inc.	10,797	297,457
Constellation Brands, Inc., Class A	3,548	854,891
Costco Wholesale Corp.	10,020	9,738,238
Dollar General Corp.	5,153	398,172
Dollar Tree, Inc.(b)(c)	5,991	426,979
General Mills, Inc.	12,715	842,496
Hershey Co. (The)(c)	3,269	575,769
Hormel Foods Corp.(c)	7,064	229,086
Kellanova	6,053	492,048
Kenvue, Inc.(c)	41,474	998,694
Keurig Dr Pepper, Inc.	23,502	767,340
Kimberly-Clark Corp.	7,748	1,079,684
Kraft Heinz Co. (The)	18,118	579,232
Kroger Co. (The)	15,759	962,560
Lamb Weston Holdings, Inc.(c)	3,255	251,416
McCormick & Co., Inc.	5,557	435,724
Molson Coors Beverage Co., Class B(c)	4,152	257,673
Mondelez International, Inc., Class A	29,524	1,917,584
Monster Beverage Corp.(b)	15,343	845,860
PepsiCo, Inc.	30,807	5,035,404
Philip Morris International, Inc.	34,856	4,637,939
Procter & Gamble Co. (The)	53,481	9,587,004
Sysco Corp.	11,606	894,939
Target Corp.(c)	10,992	1,454,352
The Campbell’s Company(c)	4,535	209,517
Tyson Foods, Inc., Class A	6,797	438,406
Walgreens Boots Alliance, Inc.(c)	17,264	155,721
Walmart, Inc.	96,192	8,897,760
		64,677,497
Energy-3.87%
APA Corp.	9,914	224,552
Baker Hughes Co., Class A	24,286	1,067,370
Chevron Corp.	41,896	6,784,219
ConocoPhillips	29,683	3,215,856
Coterra Energy, Inc.	18,052	482,349
Devon Energy Corp.	16,146	612,741
Diamondback Energy, Inc.	4,712	836,804
EOG Resources, Inc.	14,305	1,906,284
EQT Corp.	13,780	626,163
Exxon Mobil Corp.	110,026	12,978,667
Halliburton Co.	22,417	714,206
Hess Corp.	6,880	1,012,598
Kinder Morgan, Inc.	45,548	1,287,642
Marathon Petroleum Corp.	8,963	1,399,573
Occidental Petroleum Corp.	17,252	872,606
ONEOK, Inc.	13,621	1,547,346
Phillips 66	10,841	1,452,477
Schlumberger N.V.	36,158	1,588,783
Targa Resources Corp.	5,144	1,050,919
Valero Energy Corp.	8,224	1,143,794
Williams Cos., Inc. (The)	28,519	1,668,932
		42,473,881
Financials-15.15%
Aflac, Inc.	12,120	1,381,680
Allstate Corp. (The)	6,171	1,279,804
American Express Co.	13,187	4,017,815
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
American International Group, Inc.	16,143	$1,241,074
Ameriprise Financial, Inc.	2,334	1,339,646
Aon PLC, Class A	4,938	1,933,425
Arch Capital Group Ltd.(b)	8,783	884,624
Arthur J. Gallagher & Co.	4,958	1,548,086
Assurant, Inc.	1,267	287,736
Bank of America Corp.	161,945	7,694,007
Bank of New York Mellon Corp. (The)	17,081	1,398,421
Berkshire Hathaway, Inc., Class B(b)	43,565	21,042,766
BlackRock, Inc.	3,289	3,363,989
Blackstone, Inc., Class A	16,187	3,093,174
Brown & Brown, Inc.	5,631	636,866
Capital One Financial Corp.	9,372	1,799,518
Cboe Global Markets, Inc.	2,334	503,794
Charles Schwab Corp. (The)	34,915	2,889,565
Chubb Ltd.	9,259	2,673,351
Cincinnati Financial Corp.	3,656	584,338
Citigroup, Inc.	47,501	3,366,396
Citizens Financial Group, Inc.	11,251	541,623
CME Group, Inc., Class A	8,095	1,926,610
Corpay, Inc.(b)	1,657	631,615
Discover Financial Services	6,129	1,118,113
Everest Group Ltd.	1,038	402,287
FactSet Research Systems, Inc.	848	416,088
Fidelity National Information Services, Inc.	12,508	1,066,932
Fifth Third Bancorp	16,186	777,899
Fiserv, Inc.(b)	13,617	3,008,812
Franklin Resources, Inc.(c)	7,027	159,935
Global Payments, Inc.	5,904	702,340
Globe Life, Inc.	1,983	220,589
Goldman Sachs Group, Inc. (The)	7,955	4,841,174
Hartford Financial Services Group, Inc. (The)	6,860	845,907
Huntington Bancshares, Inc.	34,758	625,992
Intercontinental Exchange, Inc.	13,202	2,124,994
Invesco Ltd.(d)	11,050	199,895
Jack Henry & Associates, Inc.	1,651	290,873
JPMorgan Chase & Co.	71,420	17,835,002
KeyCorp	23,017	448,371
KKR & Co., Inc., Class A	15,864	2,583,770
Loews Corp.	4,362	378,316
M&T Bank Corp.	3,960	871,160
MarketAxess Holdings, Inc.	819	211,867
Marsh & McLennan Cos., Inc.	11,154	2,601,447
Mastercard, Inc., Class A	18,547	9,884,438
MetLife, Inc.	14,109	1,244,837
Moody’s Corp.	3,647	1,823,427
Morgan Stanley	30,440	4,006,208
Nasdaq, Inc.	9,305	772,222
Northern Trust Corp.	4,873	541,683
PayPal Holdings, Inc.(b)	24,901	2,160,660
PNC Financial Services Group, Inc. (The)	9,472	2,033,828
Principal Financial Group, Inc.	5,064	441,024
Progressive Corp. (The)	13,491	3,627,460
Prudential Financial, Inc.	8,643	1,118,491
Raymond James Financial, Inc.(c)	4,386	742,462
Regions Financial Corp.	22,225	605,854
S&P Global, Inc.	7,259	3,792,900
State Street Corp.	7,249	714,099
Synchrony Financial	10,018	676,415
T. Rowe Price Group, Inc.	5,181	641,615
Travelers Cos., Inc. (The)	5,162	1,373,299
	Shares	Value
Financials-(continued)
Truist Financial Corp.	32,539	$1,551,460
U.S. Bancorp	37,518	1,999,334
Visa, Inc., Class A(c)	34,958	11,014,567
W.R. Berkley Corp.	7,230	466,697
Wells Fargo & Co.	86,425	6,582,992
Willis Towers Watson PLC	2,379	766,038
		166,373,696
Health Care-10.23%
Abbott Laboratories	38,497	4,572,289
AbbVie, Inc.	40,649	7,435,922
Agilent Technologies, Inc.(c)	6,879	949,096
Align Technology, Inc.(b)	1,680	391,054
Baxter International, Inc.	11,215	378,058
Becton, Dickinson and Co.	6,829	1,515,355
Boston Scientific Corp.(b)	33,045	2,995,860
Cardinal Health, Inc.	5,530	675,987
Cencora, Inc.	3,825	962,179
Centene Corp.(b)	13,044	782,640
Charles River Laboratories International, Inc.(b)(c)	1,199	238,673
Cigna Group (The)	6,558	2,215,292
Cooper Cos., Inc. (The)(b)	4,424	462,131
CVS Health Corp.	29,174	1,746,064
Danaher Corp.	14,888	3,568,505
DaVita, Inc.(b)	1,196	198,739
Edwards Lifesciences Corp.(b)	14,071	1,003,966
Elevance Health, Inc.	5,426	2,208,165
Eli Lilly and Co.	18,990	15,103,696
GE HealthCare Technologies, Inc.	9,411	783,183
Gilead Sciences, Inc.	27,701	2,564,559
HCA Healthcare, Inc.	4,511	1,476,089
Henry Schein, Inc.(b)	3,137	241,706
Hologic, Inc.(b)	5,407	429,856
Humana, Inc.	2,965	878,767
IDEXX Laboratories, Inc.(b)	1,847	778,972
Incyte Corp.(b)	3,767	280,980
Intuitive Surgical, Inc.(b)	8,108	4,394,536
IQVIA Holdings, Inc.(b)	4,400	883,696
Johnson & Johnson	55,261	8,566,008
Labcorp Holdings, Inc.	2,049	494,137
McKesson Corp.	3,255	2,045,767
Medtronic PLC	29,655	2,566,344
Merck & Co., Inc.	59,579	6,055,610
Moderna, Inc.(b)(c)	7,394	318,386
Molina Healthcare, Inc.(b)	1,355	403,654
Quest Diagnostics, Inc.	2,596	422,265
Regeneron Pharmaceuticals, Inc.(b)	2,508	1,881,552
ResMed, Inc.	3,242	807,323
Revvity, Inc.(c)	2,846	330,534
Solventum Corp.(b)	3,003	214,745
STERIS PLC	2,246	492,009
Stryker Corp.	7,599	2,979,948
Teleflex, Inc.	1,076	207,507
Thermo Fisher Scientific, Inc.	8,664	4,588,714
UnitedHealth Group, Inc.	21,017	12,824,573
Universal Health Services, Inc., Class B	1,421	291,305
Vertex Pharmaceuticals, Inc.(b)	6,150	2,878,999
Viatris, Inc.	28,894	378,222
Waters Corp.(b)(c)	1,432	550,919
West Pharmaceutical Services, Inc.	1,721	560,495
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	5,146	$576,867
Zoetis, Inc.	10,052	1,761,613
		112,313,511
Industrials-8.84%
3M Co.	13,037	1,740,831
A.O. Smith Corp.	2,936	218,703
Allegion PLC	2,021	284,638
AMETEK, Inc.	5,458	1,060,926
Automatic Data Processing, Inc.	9,285	2,849,845
Axon Enterprise, Inc.(b)	1,631	1,055,192
Broadridge Financial Solutions, Inc.	2,713	640,322
Builders FirstSource, Inc.(b)	2,846	530,694
C.H. Robinson Worldwide, Inc.	2,821	297,841
Carrier Global Corp.	18,867	1,459,740
Caterpillar, Inc.	11,852	4,813,216
Cintas Corp.	7,734	1,746,260
Copart, Inc.(b)	21,226	1,345,516
CSX Corp.	45,831	1,675,123
Cummins, Inc.	3,338	1,251,884
Dayforce, Inc.(b)(c)	3,552	284,124
Deere & Co.(c)	5,854	2,727,379
Delta Air Lines, Inc.	14,106	900,245
Dover Corp.	3,193	657,439
Eaton Corp. PLC	9,408	3,531,951
Emerson Electric Co.	13,747	1,822,852
Equifax, Inc.	2,900	758,524
Expeditors International of Washington, Inc.	3,232	393,141
Fastenal Co.	12,881	1,076,336
FedEx Corp.	5,409	1,637,142
Fortive Corp.	8,228	652,727
GE Vernova, Inc.(b)	6,015	2,009,732
Generac Holdings, Inc.(b)	1,491	280,606
General Dynamics Corp.	5,182	1,471,740
General Electric Co.	26,193	4,771,317
Honeywell International, Inc.	15,115	3,520,737
Howmet Aerospace, Inc.	9,078	1,074,654
Hubbell, Inc.	1,247	573,732
Huntington Ingalls Industries, Inc.	986	195,149
IDEX Corp.	1,817	419,055
Illinois Tool Works, Inc.(c)	6,340	1,759,477
Ingersoll Rand, Inc.	9,389	978,052
J.B. Hunt Transport Services, Inc.	1,900	359,309
Jacobs Solutions, Inc.	3,032	428,209
Johnson Controls International PLC	15,835	1,327,923
L3Harris Technologies, Inc.	4,519	1,112,804
Leidos Holdings, Inc.	3,219	532,423
Lockheed Martin Corp.	4,876	2,581,403
Masco Corp.	5,125	412,870
Norfolk Southern Corp.	5,195	1,433,041
Northrop Grumman Corp.	3,216	1,574,714
Old Dominion Freight Line, Inc.	4,146	933,430
PACCAR, Inc.	12,185	1,425,645
Parker-Hannifin Corp.	3,021	2,123,461
Paychex, Inc.(c)	7,216	1,055,484
Paycom Software, Inc.(c)	1,058	245,371
Pentair PLC	3,833	417,759
Quanta Services, Inc.	3,487	1,201,341
Republic Services, Inc.	4,748	1,036,488
Rockwell Automation, Inc.	2,736	807,503
Rollins, Inc.	6,475	325,887
RTX Corp.	31,333	3,817,299
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	1,233	$455,828
Southwest Airlines Co.	13,834	447,668
Stanley Black & Decker, Inc.	3,674	328,639
Textron, Inc.	4,583	392,442
Trane Technologies PLC	5,278	2,196,809
Uber Technologies, Inc.(b)	49,650	3,572,814
Union Pacific Corp.	14,381	3,518,455
United Airlines Holdings, Inc.(b)	6,821	660,477
United Parcel Service, Inc., Class B	16,622	2,255,938
United Rentals, Inc.	1,598	1,383,868
Veralto Corp.	5,169	559,234
Verisk Analytics, Inc.	3,281	965,303
W.W. Grainger, Inc.	994	1,198,108
Wabtec Corp.	4,151	832,774
Waste Management, Inc.	8,491	1,937,816
Xylem, Inc.	5,849	741,361
		97,066,740
Information Technology-32.08%
Accenture PLC, Class A (Ireland)	13,989	5,069,194
Adobe, Inc.(b)	10,101	5,211,409
Advanced Micro Devices, Inc.(b)	36,501	5,007,025
Akamai Technologies, Inc.(b)	3,656	343,737
Amphenol Corp., Class A	29,740	2,160,611
Analog Devices, Inc.	11,787	2,570,155
ANSYS, Inc.(b)	2,014	707,115
Apple, Inc.	338,886	80,427,814
Applied Materials, Inc.	20,080	3,508,177
Arista Networks, Inc.(b)	5,958	2,417,876
Autodesk, Inc.(b)	4,862	1,419,218
Broadcom, Inc.	102,254	16,573,328
Cadence Design Systems, Inc.(b)	6,298	1,932,289
CDW Corp.	3,201	563,152
Cisco Systems, Inc.	94,927	5,620,628
Cognizant Technology Solutions Corp., Class A	11,549	929,579
Corning, Inc.	17,576	855,424
CrowdStrike Holdings, Inc., Class A(b)	5,747	1,988,290
EPAM Systems, Inc.(b)	1,302	317,584
F5, Inc.(b)	1,353	338,724
First Solar, Inc.(b)	2,316	461,509
Fortinet, Inc.(b)	14,457	1,374,138
Gartner, Inc.(b)	1,750	906,377
Gen Digital, Inc.	12,781	394,294
GoDaddy, Inc., Class A(b)	3,549	701,176
Hewlett Packard Enterprise Co.	34,977	742,212
HP, Inc.	21,316	755,226
Intel Corp.	108,826	2,617,265
International Business Machines Corp.	20,155	4,583,449
Intuit, Inc.	6,252	4,012,096
Jabil, Inc.	2,939	399,204
Juniper Networks, Inc.	7,483	268,789
Keysight Technologies, Inc.(b)	4,136	706,594
KLA Corp.	3,356	2,171,433
Lam Research Corp.	31,890	2,356,033
Microchip Technology, Inc.	13,059	890,232
Micron Technology, Inc.	26,782	2,623,297
Microsoft Corp.	167,522	70,938,866
Monolithic Power Systems, Inc.	1,158	657,327
Motorola Solutions, Inc.	3,853	1,925,344
NetApp, Inc.	4,878	598,238
NVIDIA Corp.	574,172	79,379,279
NXP Semiconductors N.V. (China)	6,468	1,483,565
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
ON Semiconductor Corp.(b)	10,813	$769,021
Palo Alto Networks, Inc.(b)	7,811	3,029,262
PTC, Inc.(b)	2,896	579,374
Qorvo, Inc.(b)	2,372	163,787
QUALCOMM, Inc.	26,805	4,249,397
Roper Technologies, Inc.	2,459	1,392,876
Salesforce, Inc.	22,427	7,400,686
ServiceNow, Inc.(b)	4,558	4,783,347
Skyworks Solutions, Inc.	3,932	344,404
Super Micro Computer, Inc.(b)(c)	11,270	367,853
Synopsys, Inc.(b)	3,750	2,094,337
TE Connectivity PLC (Switzerland)	7,429	1,122,670
Teledyne Technologies, Inc.(b)	1,098	532,815
Teradyne, Inc.	3,621	398,310
Texas Instruments, Inc.	22,001	4,422,861
Tyler Technologies, Inc.(b)	986	620,362
Western Digital Corp.(b)	7,608	555,308
Zebra Technologies Corp., Class A(b)	1,204	490,028
		352,223,970
Materials-2.01%
Amcor PLC	34,794	370,208
Avery Dennison Corp.	1,865	384,097
Ball Corp.	6,932	430,893
Celanese Corp.	2,481	181,634
CF Industries Holdings, Inc.	4,467	400,511
Corteva, Inc.	16,496	1,026,711
Dow, Inc.	16,919	747,989
DuPont de Nemours, Inc.	10,042	839,411
Eastman Chemical Co.	2,773	290,389
Ecolab, Inc.	5,877	1,462,021
FMC Corp.(c)	3,080	181,997
Freeport-McMoRan, Inc.	35,085	1,550,757
International Flavors & Fragrances, Inc.	5,867	536,009
International Paper Co.(c)	8,129	478,229
Linde PLC	11,271	5,195,818
LyondellBasell Industries N.V., Class A	6,156	513,041
Martin Marietta Materials, Inc.	1,477	886,200
Mosaic Co. (The)	8,404	222,370
Nucor Corp.	6,022	931,543
Packaging Corp. of America	2,085	518,852
PPG Industries, Inc.	5,542	689,259
Sherwin-Williams Co. (The)	5,288	2,101,451
Smurfit WestRock PLC	12,885	708,933
Steel Dynamics, Inc.	3,720	540,405
Vulcan Materials Co.	3,171	913,660
		22,102,388
Real Estate-1.75%
Alexandria Real Estate Equities, Inc.	3,555	391,868
AvalonBay Communities, Inc.	3,175	747,236
BXP, Inc.(c)	3,260	267,287
Camden Property Trust	2,519	316,890
CBRE Group, Inc., Class A(b)	6,772	948,012
CoStar Group, Inc.(b)(c)	9,032	734,663
Digital Realty Trust, Inc.	7,077	1,384,898
Equity Residential	7,667	587,752
Essex Property Trust, Inc.	1,445	448,615
Extra Space Storage, Inc.	4,858	830,524
Federal Realty Investment Trust	1,682	196,205
Healthpeak Properties, Inc.	16,134	354,787
Host Hotels & Resorts, Inc.	16,901	311,316
Invitation Homes, Inc.	13,439	460,286
	Shares	Value
Real Estate-(continued)
Kimco Realty Corp.	15,066	$385,238
Mid-America Apartment Communities, Inc.	2,624	430,756
Prologis, Inc.	20,628	2,408,938
Public Storage	3,462	1,204,949
Realty Income Corp.	19,678	1,139,159
Regency Centers Corp.	3,783	285,957
Simon Property Group, Inc.	7,618	1,398,665
UDR, Inc.(c)	6,688	306,712
Ventas, Inc.	8,769	561,830
VICI Properties, Inc.	23,504	766,465
Welltower, Inc.	12,793	1,767,737
Weyerhaeuser Co.	16,408	529,322
		19,166,067
Utilities-2.56%
Alliant Energy Corp.(c)	5,770	364,664
Ameren Corp.	5,986	565,019
American Electric Power Co., Inc.	11,694	1,167,763
American Water Works Co., Inc.	4,320	591,581
Atmos Energy Corp.(c)	3,338	505,106
CenterPoint Energy, Inc.	14,234	464,313
CMS Energy Corp.	6,674	465,245
Consolidated Edison, Inc.	7,723	776,857
Constellation Energy Corp.	7,544	1,935,489
Dominion Energy, Inc.	18,659	1,096,216
DTE Energy Co.	4,753	597,832
Duke Energy Corp.	17,243	2,018,293
Edison International	9,057	794,752
Entergy Corp.	4,813	751,646
Evergy, Inc.	5,156	333,232
Eversource Energy	7,994	515,533
Exelon Corp.	22,079	873,445
FirstEnergy Corp.	11,741	499,580
NextEra Energy, Inc.	45,165	3,553,131
NiSource, Inc.	10,114	385,242
NRG Energy, Inc.	5,047	512,826
PG&E Corp.	48,819	1,055,955
Pinnacle West Capital Corp.(c)	2,625	245,962
PPL Corp.	16,802	586,894
Public Service Enterprise Group, Inc.	11,148	1,051,256
Sempra	14,560	1,363,835
Southern Co. (The)	24,256	2,161,937
Vistra Corp.	7,943	1,269,609
WEC Energy Group, Inc.	7,030	710,381
Xcel Energy, Inc.(c)	12,138	880,733
		28,094,327
Total Common Stocks & Other Equity Interests (Cost $780,503,245)		1,096,541,890
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $247,044)	247,044	247,044
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $780,750,289)		1,096,788,934
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.05%
Invesco Private Government Fund, 4.63%(d)(e)(f)	6,298,358	$6,298,358
Invesco Private Prime Fund, 4.71%(d)(e)(f)	16,178,494	16,183,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,481,706)		22,481,706
TOTAL INVESTMENTS IN SECURITIES-101.95% (Cost $803,231,995)		1,119,270,640
OTHER ASSETS LESS LIABILITIES-(1.95)%		(21,377,371)
NET ASSETS-100.00%		$1,097,893,269

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Ltd.	$183,324	$5,411	$-	$11,160	$-	$199,895	$2,265
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,957	4,345,048	(4,110,961)	-	-	247,044	7,071
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,884,175	22,735,785	(19,321,602)	-	-	6,298,358	50,264 *
Invesco Private Prime Fund	7,510,966	50,216,411	(41,543,320)	(499)	(210)	16,183,348	129,691 *
Total	$10,591,422	$77,302,655	$(64,975,883)	$10,661	$(210)	$22,928,645	$189,291

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%(a)
Communication Services-1.00%
Frontier Communications Parent, Inc.(b)	21,405	$745,108
New York Times Co. (The), Class A	20,529	1,113,904
Nexstar Media Group, Inc., Class A(c)	3,966	676,560
Warner Music Group Corp., Class A	17,173	558,466
ZoomInfo Technologies, Inc., Class A(b)(c)	34,331	375,581
		3,469,619
Consumer Discretionary-14.55%
Abercrombie & Fitch Co., Class A(b)	6,879	1,029,717
Aramark	30,356	1,235,186
Autoliv, Inc. (Sweden)	9,521	943,721
AutoNation, Inc.(b)	3,299	590,158
Boyd Gaming Corp.(c)	8,223	607,268
Brunswick Corp.	8,415	677,492
Burlington Stores, Inc.(b)	7,669	2,161,738
Capri Holdings Ltd.(b)(c)	12,319	288,388
Carter’s, Inc.	4,180	228,103
Churchill Downs, Inc.	7,934	1,127,501
Columbia Sportswear Co.(c)	4,034	351,926
Crocs, Inc.(b)	8,289	875,318
Dick’s Sporting Goods, Inc.	7,930	1,643,413
Duolingo, Inc.(b)	4,217	1,468,655
Floor & Decor Holdings, Inc., Class A(b)(c)	13,511	1,516,069
GameStop Corp., Class A(b)	36,600	1,063,230
Gap, Inc. (The)	29,260	709,555
Gentex Corp.(c)	29,633	905,584
Goodyear Tire & Rubber Co. (The)(b)(c)	39,241	421,448
Graham Holdings Co., Class B	451	419,935
Grand Canyon Education, Inc.(b)	3,661	602,564
H&R Block, Inc.(c)	16,802	996,023
Harley-Davidson, Inc.(c)	15,638	525,906
Hilton Grand Vacations, Inc.(b)(c)	8,968	380,153
Hyatt Hotels Corp., Class A(c)	5,658	893,624
KB Home	9,245	764,931
Lear Corp.	7,667	750,139
Light & Wonder, Inc.(b)(c)	10,810	1,027,382
Lithia Motors, Inc., Class A	3,774	1,460,161
Macy’s, Inc.	35,080	569,699
Marriott Vacations Worldwide Corp.(c)	4,188	415,659
Mattel, Inc.(b)(c)	42,887	815,711
Murphy USA, Inc.	2,237	1,225,429
Nordstrom, Inc.	11,849	269,091
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,820	674,839
Penske Automotive Group, Inc.	2,660	442,996
Polaris, Inc.	6,901	476,169
PVH Corp.	7,184	778,530
Service Corp. International(c)	17,188	1,522,685
Skechers U.S.A., Inc., Class A(b)	16,540	1,055,583
Taylor Morrison Home Corp., Class A(b)	13,348	986,017
Tempur Sealy International, Inc.(c)	22,409	1,254,456
Texas Roadhouse, Inc.	8,280	1,699,636
Thor Industries, Inc.(c)	6,967	777,517
Toll Brothers, Inc.	12,888	2,128,711
TopBuild Corp.(b)	4,079	1,593,421
Travel + Leisure Co.	9,049	505,568
Under Armour, Inc., Class A(b)(c)	51,679	501,803
Valvoline, Inc.(b)(c)	16,368	649,973
Visteon Corp.(b)	3,686	344,162
Wendy’s Co. (The)	19,997	367,145
Whirlpool Corp.(c)	7,029	783,171
Williams-Sonoma, Inc.(c)	15,393	2,647,904
Wingstop, Inc.	3,471	1,141,161
	Shares	Value
Consumer Discretionary-(continued)
Wyndham Hotels & Resorts, Inc.	9,778	$960,004
YETI Holdings, Inc.(b)	10,983	443,384
		50,695,712
Consumer Staples-4.67%
BellRing Brands, Inc.(b)	15,054	1,181,137
BJ’s Wholesale Club Holdings, Inc.(b)(c)	16,213	1,561,312
Boston Beer Co., Inc. (The), Class A(b)	1,117	353,240
Casey’s General Stores, Inc.	4,300	1,809,827
Celsius Holdings, Inc.(b)(c)	20,529	584,050
Coca-Cola Consolidated, Inc.	589	768,227
Coty, Inc., Class A(b)(c)	46,143	340,997
Darling Ingredients, Inc.(b)(c)	23,209	940,661
Flowers Foods, Inc.	23,414	529,625
Ingredion, Inc.	7,850	1,156,619
Lancaster Colony Corp.	2,382	442,671
Performance Food Group Co.(b)	19,485	1,719,356
Pilgrim’s Pride Corp.(b)(c)	5,519	284,836
Post Holdings, Inc.(b)	6,101	735,048
Sprouts Farmers Market, Inc.(b)	12,428	1,919,877
US Foods Holding Corp.(b)	27,644	1,928,722
		16,256,205
Energy-4.67%
Antero Midstream Corp.	42,563	679,731
Antero Resources Corp.(b)	35,635	1,164,908
ChampionX Corp.	25,184	779,445
Chord Energy Corp.	8,312	1,059,946
Civitas Resources, Inc.	12,655	656,541
CNX Resources Corp.(b)	18,786	761,209
DT Midstream, Inc.	12,264	1,301,456
Expand Energy Corp.	13,729	1,358,622
HF Sinclair Corp.	19,849	812,419
Matador Resources Co.	15,921	955,419
Murphy Oil Corp.(c)	19,003	617,027
NOV, Inc.	52,985	848,820
Ovintiv, Inc.	32,961	1,497,089
PBF Energy, Inc., Class A	13,812	434,940
Permian Resources Corp.	67,142	1,051,444
Range Resources Corp.	29,793	1,064,802
Valaris Ltd.(b)(c)	8,358	386,056
Weatherford International PLC	10,245	843,163
		16,273,037
Financials-18.80%
Affiliated Managers Group, Inc.	4,018	753,536
Ally Financial, Inc.	43,033	1,720,459
American Financial Group, Inc.	7,895	1,159,460
Associated Banc-Corp	19,769	527,635
Bank OZK	13,804	689,786
Brighthouse Financial, Inc.(b)(c)	8,294	433,527
Cadence Bank(c)	23,359	892,080
CNO Financial Group, Inc.	14,094	562,351
Columbia Banking System, Inc.	26,880	833,549
Commerce Bancshares, Inc.	14,878	1,097,252
Cullen/Frost Bankers, Inc.	8,163	1,147,881
East West Bancorp, Inc.	17,889	1,962,065
Equitable Holdings, Inc.	39,872	1,923,027
Essent Group Ltd.	13,289	767,838
Euronet Worldwide, Inc.(b)(c)	5,791	608,808
Evercore, Inc., Class A	4,500	1,385,550
F.N.B. Corp.	46,816	802,894
Federated Hermes, Inc., Class B	9,670	413,392
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Fidelity National Financial, Inc.	31,393	$1,990,002
First American Financial Corp.	12,293	862,354
First Financial Bankshares, Inc.	15,800	658,544
First Horizon Corp.	71,218	1,504,836
FirstCash Holdings, Inc.	4,680	509,465
Glacier Bancorp, Inc.	15,146	876,802
Hancock Whitney Corp.	11,492	682,395
Hanover Insurance Group, Inc. (The)	4,381	722,909
Home BancShares, Inc.(c)	23,438	744,391
Houlihan Lokey, Inc.	6,494	1,227,950
Interactive Brokers Group, Inc., Class A	13,461	2,572,262
International Bancshares Corp.	6,778	495,675
Janus Henderson Group PLC	16,433	744,086
Jefferies Financial Group, Inc.	21,582	1,707,999
Kemper Corp.	7,641	546,255
Kinsale Capital Group, Inc.	2,858	1,453,122
MGIC Investment Corp.	33,287	874,117
Morningstar, Inc.	3,204	1,134,697
Old National Bancorp	41,117	952,270
Old Republic International Corp.	31,639	1,232,972
Pinnacle Financial Partners, Inc.	10,067	1,279,616
Primerica, Inc.	4,343	1,314,843
Prosperity Bancshares, Inc.	11,760	984,665
Reinsurance Group of America, Inc.	8,255	1,885,442
RenaissanceRe Holdings Ltd. (Bermuda)	6,327	1,810,471
RLI Corp.	4,964	873,168
Ryan Specialty Holdings, Inc., Class A	12,646	953,508
SEI Investments Co.	12,144	1,003,459
Selective Insurance Group, Inc.	7,562	772,005
SLM Corp.	28,939	792,350
SouthState Corp.	9,629	1,065,834
Starwood Property Trust, Inc.(c)	38,304	780,252
Stifel Financial Corp.	13,035	1,509,453
Synovus Financial Corp.(c)	18,895	1,078,338
Texas Capital Bancshares, Inc.(b)	5,539	489,925
UMB Financial Corp.	5,404	678,148
United Bankshares, Inc.	17,360	733,807
Unum Group	22,174	1,705,181
Valley National Bancorp	54,868	583,796
Voya Financial, Inc.	11,394	945,702
Webster Financial Corp.	22,150	1,368,427
Western Union Co. (The)	41,946	461,825
WEX, Inc.(b)(c)	4,990	941,413
Wintrust Financial Corp.	8,298	1,145,207
Zions Bancorporation N.A.	19,446	1,176,872
		65,507,900
Health Care-7.51%
Acadia Healthcare Co., Inc.(b)(c)	11,801	479,475
Avantor, Inc.(b)	78,082	1,644,407
BioMarin Pharmaceutical, Inc.(b)	24,455	1,614,764
Bruker Corp.	12,239	709,250
Chemed Corp.	1,873	1,072,086
DENTSPLY SIRONA, Inc.(c)	25,418	499,464
Doximity, Inc., Class A(b)(c)	14,674	777,722
Encompass Health Corp.	12,229	1,258,853
Enovis Corp.(b)(c)	6,462	315,410
Envista Holdings Corp.(b)(c)	21,296	474,688
Exelixis, Inc.(b)(c)	34,085	1,242,739
Globus Medical, Inc., Class A(b)(c)	14,151	1,211,467
Haemonetics Corp.(b)(c)	6,343	554,822
Halozyme Therapeutics, Inc.(b)(c)	16,380	789,516
HealthEquity, Inc.(b)(c)	11,027	1,119,682
	Shares	Value
Health Care-(continued)
Jazz Pharmaceuticals PLC(b)(c)	8,326	$1,012,358
Lantheus Holdings, Inc.(b)	8,666	773,614
LivaNova PLC(b)	6,884	361,410
Masimo Corp.(b)(c)	5,474	944,484
Medpace Holdings, Inc.(b)	2,993	1,019,506
Neogen Corp.(b)(c)	26,691	378,478
Neurocrine Biosciences, Inc.(b)	12,601	1,597,177
Option Care Health, Inc.(b)(c)	20,544	488,947
Perrigo Co. PLC	17,766	507,042
Repligen Corp.(b)(c)	6,548	985,736
Roivant Sciences Ltd.(b)(c)	40,026	508,730
Tenet Healthcare Corp.(b)	12,300	1,754,964
United Therapeutics Corp.(b)	5,576	2,065,852
		26,162,643
Industrials-24.22%
AAON, Inc.	8,504	1,159,435
Acuity Brands, Inc.	3,749	1,202,267
Advanced Drainage Systems, Inc.	8,938	1,209,222
AECOM	17,031	1,992,116
AGCO Corp.(c)	7,588	767,982
Applied Industrial Technologies, Inc.	4,801	1,318,931
Brink’s Co. (The)	5,612	542,737
BWX Technologies, Inc.	11,674	1,527,543
CACI International, Inc., Class A(b)	2,776	1,276,627
Carlisle Cos., Inc.	6,024	2,751,161
Clean Harbors, Inc.(b)	6,157	1,601,374
Comfort Systems USA, Inc.	4,511	2,225,141
Concentrix Corp.(c)	6,161	276,937
Core & Main, Inc., Class A(b)	25,286	1,227,635
Crane Co.	6,297	1,146,558
Curtiss-Wright Corp.	4,819	1,800,523
Donaldson Co., Inc.	14,943	1,166,301
EMCOR Group, Inc.	5,743	2,929,619
EnerSys	5,140	496,832
ESAB Corp.	7,389	953,772
ExlService Holdings, Inc.(b)	19,754	915,795
Exponent, Inc.	6,280	619,899
Flowserve Corp.	17,171	1,047,774
Fluor Corp.(b)	23,094	1,296,266
Fortune Brands Innovations, Inc.	14,979	1,172,856
FTI Consulting, Inc.(b)(c)	4,370	885,012
GATX Corp.(c)	4,517	741,511
Genpact Ltd.	20,114	928,462
Graco, Inc.	20,550	1,871,694
GXO Logistics, Inc.(b)(c)	14,618	889,213
Hexcel Corp.	10,331	654,882
Insperity, Inc.	4,674	368,545
ITT, Inc.	10,409	1,625,053
KBR, Inc.	18,304	1,113,432
Kirby Corp.(b)	7,301	923,650
Knight-Swift Transportation Holdings, Inc.	20,194	1,198,716
Landstar System, Inc.	4,357	810,053
Lennox International, Inc.	3,993	2,663,850
Lincoln Electric Holdings, Inc.	7,495	1,637,508
ManpowerGroup, Inc.	6,075	391,048
MasTec, Inc.(b)	7,649	1,101,915
Maximus, Inc.	7,816	582,292
Middleby Corp. (The)(b)(c)	6,965	998,711
MSA Safety, Inc.	4,723	820,905
MSC Industrial Direct Co., Inc., Class A(c)	5,728	491,921
Nextracker, Inc., Class A(b)(c)	16,717	637,921
nVent Electric PLC	21,140	1,655,473
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Oshkosh Corp.	8,659	$983,749
Owens Corning	10,947	2,250,922
Paylocity Holding Corp.(b)	5,321	1,104,320
RB Global, Inc. (Canada)	22,373	2,187,185
RBC Bearings, Inc.(b)(c)	3,647	1,222,146
Regal Rexnord Corp.	8,994	1,553,354
Ryder System, Inc.	5,746	970,155
Saia, Inc.(b)(c)	2,840	1,616,187
Science Applications International Corp.	5,984	743,512
Sensata Technologies Holding PLC	20,110	646,335
Simpson Manufacturing Co., Inc.	5,355	1,008,882
Terex Corp.	9,110	499,137
Tetra Tech, Inc.	32,609	1,353,600
Timken Co. (The)	8,301	642,913
Toro Co. (The)	14,077	1,225,825
Trex Co., Inc.(b)(c)	13,053	979,367
UFP Industries, Inc.	7,929	1,077,551
Valmont Industries, Inc.	2,570	894,000
Watsco, Inc.(c)	3,947	2,177,165
Watts Water Technologies, Inc., Class A	3,379	729,154
WESCO International, Inc.	5,591	1,182,888
Woodward, Inc.	7,373	1,329,499
XPO, Inc.(b)	15,515	2,364,641
		84,359,557
Information Technology-7.84%
Altair Engineering, Inc., Class A(b)(c)	7,194	759,758
Amkor Technology, Inc.	13,519	357,442
AppFolio, Inc., Class A(b)	2,601	660,004
Arrow Electronics, Inc.(b)	6,922	831,748
ASGN, Inc.(b)	5,926	542,525
Aspen Technology, Inc.(b)(c)	3,464	866,000
Avnet, Inc.	11,915	651,870
Belden, Inc.	5,310	649,944
Ciena Corp.(b)(c)	18,723	1,305,368
Cirrus Logic, Inc.(b)	6,884	719,034
Cognex Corp.	21,621	864,408
Coherent Corp.(b)	16,422	1,644,827
Commvault Systems, Inc.(b)	5,549	952,153
Crane NXT Co.	6,089	381,659
Dolby Laboratories, Inc., Class A	7,339	574,790
IPG Photonics Corp.(b)(c)	3,679	287,109
Kyndryl Holdings, Inc.(b)	28,671	995,170
Lattice Semiconductor Corp.(b)	17,402	987,563
Littelfuse, Inc.	3,276	808,091
MACOM Technology Solutions Holdings, Inc.(b)	7,068	938,772
Manhattan Associates, Inc.(b)	7,269	2,074,863
Novanta, Inc.(b)	4,716	787,478
Onto Innovation, Inc.(b)	6,472	1,062,573
Pure Storage, Inc., Class A(b)	39,327	2,083,938
Qualys, Inc.(b)(c)	4,464	685,670
Rambus, Inc.(b)(c)	13,981	808,242
Silicon Laboratories, Inc.(b)	4,194	464,066
Synaptics, Inc.(b)(c)	5,332	427,840
TD SYNNEX Corp.	10,217	1,215,721
Universal Display Corp.	4,997	822,106
Vishay Intertechnology, Inc.	16,752	319,963
Vontier Corp.	20,341	798,588
		27,329,283
Materials-7.08%
Alcoa Corp.	31,739	1,473,642
	Shares	Value
Materials-(continued)
AptarGroup, Inc.	8,056	$1,393,366
Arcadium Lithium PLC (Argentina)(b)(c)	128,298	673,564
Ashland, Inc.	6,363	496,696
Avient Corp.	11,760	602,700
Axalta Coating Systems Ltd.(b)(c)	27,985	1,132,273
Berry Global Group, Inc.	14,352	1,037,793
Cabot Corp.	6,853	751,226
Cleveland-Cliffs, Inc.(b)	66,790	831,535
Commercial Metals Co.	15,251	940,834
Crown Holdings, Inc.	14,358	1,322,228
Eagle Materials, Inc.	4,205	1,299,009
Graphic Packaging Holding Co.	37,953	1,142,006
Greif, Inc., Class A	3,254	231,132
Knife River Corp.(b)	6,779	701,626
Louisiana-Pacific Corp.	7,863	929,407
NewMarket Corp.	850	453,526
Olin Corp.	15,294	651,371
Reliance, Inc.	7,239	2,325,456
Royal Gold, Inc.(c)	8,078	1,181,488
RPM International, Inc.	15,169	2,105,154
Silgan Holdings, Inc.	10,237	588,935
Sonoco Products Co.	12,368	641,652
United States Steel Corp.(c)	30,409	1,239,775
Westlake Corp.	4,120	529,008
		24,675,402
Real Estate-6.90%
Agree Realty Corp.	11,552	887,194
American Homes 4 Rent, Class A	38,207	1,462,946
Brixmor Property Group, Inc.	36,200	1,088,534
COPT Defense Properties(c)	13,677	450,657
Cousins Properties, Inc.	18,021	571,987
CubeSmart	26,189	1,297,927
EastGroup Properties, Inc.	5,848	1,007,084
EPR Properties	9,021	409,283
First Industrial Realty Trust, Inc.	16,194	865,569
Gaming and Leisure Properties, Inc.	32,371	1,670,667
Healthcare Realty Trust, Inc.(c)	44,149	808,810
Independence Realty Trust, Inc.(c)	27,383	598,045
Jones Lang LaSalle, Inc.(b)	5,728	1,607,277
Kilroy Realty Corp.(c)	13,356	554,675
Kite Realty Group Trust	26,339	726,166
Lamar Advertising Co., Class A	10,615	1,422,622
National Storage Affiliates Trust	8,360	377,036
NNN REIT, Inc.(c)	21,283	936,026
Omega Healthcare Investors, Inc.(c)	29,109	1,182,116
Park Hotels & Resorts, Inc.	28,180	438,199
PotlatchDeltic Corp.	9,721	435,890
Rayonier, Inc.(c)	16,380	522,031
Rexford Industrial Realty, Inc.(c)	26,401	1,110,954
Sabra Health Care REIT, Inc.	26,337	493,292
STAG Industrial, Inc.	22,570	830,350
Vornado Realty Trust(c)	19,289	830,391
W.P. Carey, Inc.(c)	25,310	1,444,189
		24,029,917
Utilities-2.79%
ALLETE, Inc.	6,884	446,634
Black Hills Corp.	8,190	524,733
Essential Utilities, Inc.	30,101	1,204,943
IDACORP, Inc.	5,988	709,398
National Fuel Gas Co.	10,867	695,162
New Jersey Resources Corp.	11,836	610,501
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
NorthWestern Energy Group, Inc.	7,311	$403,860
OGE Energy Corp.	23,785	1,045,589
ONE Gas, Inc.	6,604	514,914
Ormat Technologies, Inc.(c)	6,510	531,346
Portland General Electric Co.	12,406	594,495
Southwest Gas Holdings, Inc.	7,531	588,623
Spire, Inc.	7,041	515,331
TXNM Energy, Inc.(c)	10,827	531,064
UGI Corp.(c)	26,645	809,209
		9,725,802
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $260,824,703)		348,485,077
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.39%
Invesco Private Government Fund, 4.63%(d)(e)(f)	15,023,584	$15,023,584
Invesco Private Prime Fund, 4.71%(d)(e)(f)	38,588,268	38,599,844
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,623,554)		53,623,428
TOTAL INVESTMENTS IN SECURITIES-115.42% (Cost $314,448,257)		402,108,505
OTHER ASSETS LESS LIABILITIES-(15.42)%		(53,733,066)
NET ASSETS-100.00%		$348,375,439

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$269,035	$1,372,010	$(1,641,045)	$-	$-	$-	$1,367
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,496,566	34,115,116	(30,588,098)	-	-	15,023,584	148,135 *
Invesco Private Prime Fund	26,933,411	65,147,355	(53,477,426)	(2,186)	(1,310)	38,599,844	391,497 *
Total	$38,699,012	$100,634,481	$(85,706,569)	$(2,186)	$(1,310)	$53,623,428	$540,999

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.18%
New York Times Co. (The), Class A	187,708	$10,185,036
Consumer Discretionary-3.36%
Aramark	229,500	9,338,355
Columbia Sportswear Co.(b)	107,992	9,421,222
Gentex Corp.(b)	333,925	10,204,748
		28,964,325
Consumer Staples-6.46%
Flowers Foods, Inc.	486,690	11,008,928
Ingredion, Inc.	81,787	12,050,496
Performance Food Group Co.(c)	105,709	9,327,762
Post Holdings, Inc.(b)(c)	109,354	13,174,970
US Foods Holding Corp.(c)	145,592	10,157,954
		55,720,110
Energy-2.83%
Antero Midstream Corp.	700,294	11,183,695
DT Midstream, Inc.	124,479	13,209,712
		24,393,407
Financials-28.08%
Affiliated Managers Group, Inc.	50,306	9,434,387
American Financial Group, Inc.	83,909	12,322,876
Annaly Capital Management, Inc.(b)	518,977	10,343,212
Commerce Bancshares, Inc.	132,758	9,790,903
Essent Group Ltd.	183,940	10,628,053
Federated Hermes, Inc., Class B	257,482	11,007,355
Fidelity National Financial, Inc.	152,629	9,675,152
Hanover Insurance Group, Inc. (The)	68,466	11,297,575
Houlihan Lokey, Inc.	52,124	9,856,127
Janus Henderson Group PLC(b)	214,587	9,716,499
Jefferies Financial Group, Inc.	126,472	10,008,994
MGIC Investment Corp.	390,437	10,252,876
Morningstar, Inc.	29,495	10,445,654
Old Republic International Corp.	320,540	12,491,444
Primerica, Inc.	35,067	10,616,534
Reinsurance Group of America, Inc.	43,085	9,840,614
RLI Corp.	68,409	12,033,143
SEI Investments Co.	152,624	12,611,321
Starwood Property Trust, Inc.(b)	470,714	9,588,444
Stifel Financial Corp.	83,776	9,701,261
Unum Group	132,281	10,172,409
Voya Financial, Inc.(b)	125,132	10,385,956
Western Union Co. (The)	892,467	9,826,062
		242,046,851
Health Care-3.61%
Chemed Corp.(b)	17,692	10,126,724
Encompass Health Corp.	101,166	10,414,028
Ensign Group, Inc. (The)	72,032	10,531,799
		31,072,551
Industrials-10.73%
AECOM	86,414	10,107,845
CACI International, Inc., Class A(c)	20,774	9,553,547
Curtiss-Wright Corp.	27,319	10,207,198
Donaldson Co., Inc.	152,645	11,913,942
Flowserve Corp.	151,981	9,273,881
Graco, Inc.(b)	132,972	12,111,090
Landstar System, Inc.	52,755	9,808,210
Maximus, Inc.	111,802	8,329,249
MSA Safety, Inc.(b)	64,116	11,144,002
		92,448,964
	Shares	Value
Information Technology-2.29%
Dolby Laboratories, Inc., Class A	137,892	$10,799,701
TD SYNNEX Corp.	74,739	8,893,194
		19,692,895
Materials-6.29%
AptarGroup, Inc.	78,104	13,508,868
NewMarket Corp.	16,839	8,984,617
RPM International, Inc.	73,483	10,197,971
Silgan Holdings, Inc.	185,180	10,653,405
Sonoco Products Co.	209,676	10,877,991
		54,222,852
Real Estate-19.11%
Agree Realty Corp.	159,658	12,261,734
American Homes 4 Rent, Class A	302,352	11,577,058
Brixmor Property Group, Inc.	356,108	10,708,167
COPT Defense Properties(b)	321,897	10,606,506
EastGroup Properties, Inc.(b)	61,781	10,639,306
EPR Properties	244,078	11,073,819
Equity LifeStyle Properties, Inc.	162,904	11,619,942
First Industrial Realty Trust, Inc.	187,097	10,000,335
Gaming and Leisure Properties, Inc.(b)	250,237	12,914,732
Kite Realty Group Trust	360,228	9,931,486
NNN REIT, Inc.(b)	273,615	12,033,588
Omega Healthcare Investors, Inc.(b)	271,167	11,012,092
Sabra Health Care REIT, Inc.(b)	537,541	10,068,143
STAG Industrial, Inc.	278,953	10,262,681
W.P. Carey, Inc.(b)	175,215	9,997,768
		164,707,357
Utilities-15.96%
ALLETE, Inc.	187,921	12,192,315
Black Hills Corp.	166,404	10,661,504
Essential Utilities, Inc.	241,472	9,666,124
IDACORP, Inc.(b)	106,238	12,586,016
National Fuel Gas Co.	174,568	11,167,115
New Jersey Resources Corp.	236,542	12,200,836
NorthWestern Energy Group, Inc.	195,688	10,809,805
OGE Energy Corp.	289,813	12,740,180
ONE Gas, Inc.(b)	131,718	10,270,052
Portland General Electric Co.(b)	231,946	11,114,852
Spire, Inc.	166,963	12,220,022
TXNM Energy, Inc.	243,743	11,955,594
		137,584,415
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $740,380,733)		861,038,763
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.62%
Invesco Private Government Fund, 4.63%(d)(e)(f)	25,655,757	25,655,757
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	65,894,692	$65,914,460
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,570,217)		91,570,217
TOTAL INVESTMENTS IN SECURITIES-110.52% (Cost $831,950,950)		952,608,980
OTHER ASSETS LESS LIABILITIES-(10.52)%		(90,683,591)
NET ASSETS-100.00%		$861,925,389

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,904	$5,154,908	$(5,222,812)	$-	$-	$-	$5,664
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,390,433	74,782,965	(62,517,641)	-	-	25,655,757	186,016 *
Invesco Private Prime Fund	34,972,828	153,066,631	(122,119,996)	(1,226)	(3,777)	65,914,460	495,482 *
Total	$48,431,165	$233,004,504	$(189,860,449)	$(1,226)	$(3,777)	$91,570,217	$687,162

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.55%
Cable One, Inc.	816	$342,899
CarGurus, Inc.(b)	13,249	501,077
Cars.com, Inc.(b)	10,363	205,913
Cinemark Holdings, Inc.(b)(c)	16,552	571,375
Cogent Communications Holdings, Inc.	6,719	552,235
EchoStar Corp., Class A(b)(c)	16,258	411,165
Gogo, Inc.(b)(c)	10,285	82,589
IAC, Inc.(b)	11,634	550,637
John Wiley & Sons, Inc., Class A	7,498	391,246
QuinStreet, Inc.(b)(c)	8,630	196,591
Scholastic Corp.	4,237	111,772
Shenandoah Telecommunications Co.	8,445	112,572
Shutterstock, Inc.	4,112	130,268
Telephone and Data Systems, Inc.	16,496	563,833
Thryv Holdings, Inc.(b)	5,424	85,808
TripAdvisor, Inc.(b)	19,046	272,929
Yelp, Inc.(b)	11,288	431,427
		5,514,336
Consumer Discretionary-13.90%
Academy Sports & Outdoors, Inc.(c)	11,916	586,863
Adtalem Global Education, Inc.(b)	6,410	585,938
Advance Auto Parts, Inc.(c)	11,147	460,928
American Axle & Manufacturing Holdings, Inc.(b)	21,303	140,813
American Eagle Outfitters, Inc.	31,714	610,177
Asbury Automotive Group, Inc.(b)(c)	3,693	959,552
BJ’s Restaurants, Inc.(b)(c)	3,972	152,684
Bloomin’ Brands, Inc.	14,966	208,626
Boot Barn Holdings, Inc.(b)(c)	4,384	601,222
Brinker International, Inc.(b)	7,270	961,603
Buckle, Inc. (The)	4,777	248,834
Caleres, Inc.	5,955	185,022
Cavco Industries, Inc.(b)	1,274	655,473
Century Communities, Inc.	4,722	426,680
Cheesecake Factory, Inc. (The)(c)	8,093	409,830
Cracker Barrel Old Country Store, Inc.(c)	3,836	213,128
Dana, Inc.	24,930	249,300
Dave & Buster’s Entertainment, Inc.(b)(c)	5,150	202,498
Dorman Products, Inc.(b)	4,611	645,448
Ethan Allen Interiors, Inc.	3,943	121,168
Foot Locker, Inc.	16,824	423,124
Frontdoor, Inc.(b)	12,516	733,438
Gentherm, Inc.(b)	5,559	234,034
G-III Apparel Group Ltd.(b)	5,518	163,498
Golden Entertainment, Inc.	3,552	119,844
Green Brick Partners, Inc.(b)	4,293	306,778
Group 1 Automotive, Inc.	2,338	995,520
Guess?, Inc.	4,842	79,699
Hanesbrands, Inc.(b)(c)	57,738	502,321
Installed Building Products, Inc.	4,053	927,083
Kohl’s Corp.	17,947	268,667
Kontoor Brands, Inc.	8,262	758,286
La-Z-Boy, Inc.	6,940	314,174
LCI Industries	4,292	518,516
LGI Homes, Inc.(b)(c)	3,375	369,529
M/I Homes, Inc.(b)	4,603	759,633
MarineMax, Inc.(b)	3,378	115,933
Meritage Homes Corp.	5,994	1,145,274
Mister Car Wash, Inc.(b)(c)	15,982	127,856
Monarch Casino & Resort, Inc.	2,133	179,193
Monro, Inc.	5,222	146,843
	Shares	Value
Consumer Discretionary-(continued)
National Vision Holdings, Inc.(b)(c)	12,876	$155,800
Newell Brands, Inc.	59,157	567,316
ODP Corp. (The)(b)	5,599	143,782
Oxford Industries, Inc.(c)	2,452	203,933
Patrick Industries, Inc.(c)	3,387	455,179
PENN Entertainment, Inc.(b)	25,133	542,621
Perdoceo Education Corp.	11,041	303,075
PHINIA, Inc.	7,684	430,919
Revelyst, Inc.(b)	9,454	178,681
Sally Beauty Holdings, Inc.(b)(c)	17,573	244,792
Shake Shack, Inc., Class A(b)	6,026	805,857
Shoe Carnival, Inc.(c)	2,921	98,613
Signet Jewelers Ltd.(c)	7,688	770,338
Six Flags Entertainment Corp.	16,739	773,174
Sonic Automotive, Inc., Class A	2,756	190,550
Sonos, Inc.(b)	21,621	294,262
Standard Motor Products, Inc.	3,069	100,909
Steven Madden Ltd.	11,430	520,979
Strategic Education, Inc.	3,652	360,854
Stride, Inc.(b)(c)	6,764	722,869
Sturm, Ruger & Co., Inc.	2,881	109,737
Topgolf Callaway Brands Corp.(b)(c)	24,449	205,861
Tri Pointe Homes, Inc.(b)	15,996	696,306
Upbound Group, Inc.	7,934	272,850
Urban Outfitters, Inc.(b)	9,526	464,202
V.F. Corp.(c)	54,886	1,110,344
Victoria’s Secret & Co.(b)	13,829	537,118
Winnebago Industries, Inc.(c)	5,059	296,154
Wolverine World Wide, Inc.	13,218	306,525
Worthington Enterprises, Inc.	5,171	211,597
XPEL, Inc.(b)(c)(d)	3,441	149,683
		30,039,910
Consumer Staples-3.36%
Andersons, Inc. (The)	5,672	270,781
B&G Foods, Inc.(c)	13,038	87,094
Cal-Maine Foods, Inc.	6,788	662,577
Central Garden & Pet Co., Class A(b)	11,108	375,339
Chefs’ Warehouse, Inc. (The)(b)	6,231	278,588
Edgewell Personal Care Co.	8,744	319,856
Energizer Holdings, Inc.	11,952	455,491
Fresh Del Monte Produce, Inc.	5,605	189,169
Grocery Outlet Holding Corp.(b)	18,322	384,762
Hain Celestial Group, Inc. (The)(b)	14,516	120,047
Inter Parfums, Inc.	3,188	438,860
J&J Snack Foods Corp.	2,605	452,723
John B. Sanfilippo & Son, Inc.	1,501	129,611
MGP Ingredients, Inc.(c)	2,726	126,159
National Beverage Corp.	3,793	187,336
PriceSmart, Inc.(c)	4,225	379,151
Simply Good Foods Co. (The)(b)(c)	13,728	546,237
SpartanNash Co.	5,780	109,704
Tootsie Roll Industries, Inc.(c)	2,650	87,715
TreeHouse Foods, Inc.(b)	7,676	263,594
United Natural Foods, Inc.(b)	9,888	245,519
Universal Corp.	4,171	238,248
USANA Health Sciences, Inc.(b)	1,984	76,444
WD-40 Co.	2,274	630,103
WK Kellogg Co.	9,853	204,942
		7,260,050
Energy-5.18%
Archrock, Inc.	25,488	653,003
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Bristow Group, Inc.(b)	4,545	$173,710
Cactus, Inc., Class A	11,481	788,285
California Resources Corp.	11,119	657,800
Comstock Resources, Inc.(c)	16,386	255,130
CONSOL Energy, Inc.	4,745	620,171
Core Laboratories, Inc.(c)	8,910	181,318
CVR Energy, Inc.(c)	5,590	108,166
Dorian LPG Ltd.	6,163	150,809
Green Plains, Inc.(b)(c)	11,912	128,650
Helix Energy Solutions Group, Inc.(b)	27,554	294,552
Helmerich & Payne, Inc.	16,666	577,144
Innovex International, Inc.(b)(c)	6,082	98,954
Liberty Energy, Inc., Class A	26,534	488,226
Magnolia Oil & Gas Corp., Class A(c)	31,706	879,524
Nabors Industries Ltd.(b)(c)	1,653	121,380
Northern Oil and Gas, Inc.(c)	17,129	744,940
Oceaneering International, Inc.(b)	19,384	581,132
Par Pacific Holdings, Inc.(b)	10,425	181,708
Patterson-UTI Energy, Inc.	58,225	489,090
Peabody Energy Corp.	19,002	453,198
ProPetro Holding Corp.(b)	14,760	123,984
REX American Resources Corp.(b)	2,604	112,779
RPC, Inc.(c)	15,138	97,489
SM Energy Co.(c)	21,476	970,500
Talos Energy, Inc.(b)(c)	26,440	297,450
Tidewater, Inc.(b)(c)	9,773	505,460
Vital Energy, Inc.(b)(c)	5,458	179,186
World Kinect Corp.	9,900	286,605
		11,200,343
Financials-22.05%
Ambac Financial Group, Inc.(b)	7,953	102,117
Ameris Bancorp	10,823	760,640
AMERISAFE, Inc.	3,258	192,287
Apollo Commercial Real Estate Finance, Inc.	21,772	201,391
Arbor Realty Trust, Inc.(c)	30,376	445,616
ARMOUR Residential REIT, Inc.	7,710	145,873
Artisan Partners Asset Management, Inc., Class A(c)	11,557	563,866
Assured Guaranty Ltd.	8,661	807,898
Atlantic Union Bankshares Corp.(c)	15,479	656,774
Axos Financial, Inc.(b)	9,160	758,906
BancFirst Corp.	2,350	296,758
Bancorp, Inc. (The)(b)	9,223	538,900
Bank of Hawaii Corp.	6,719	530,667
BankUnited, Inc.	13,112	551,622
Banner Corp.	5,838	435,456
Berkshire Hills Bancorp, Inc.	7,244	220,797
BGC Group, Inc., Class A	65,550	638,457
Blackstone Mortgage Trust, Inc., Class A(c)	27,686	532,125
Bread Financial Holdings, Inc.	9,820	577,711
Brookline Bancorp, Inc.	14,852	186,987
Capitol Federal Financial, Inc.	20,762	138,690
Cathay General Bancorp	12,388	644,300
Central Pacific Financial Corp.	4,518	144,215
City Holding Co.(c)	2,460	323,047
Cohen & Steers, Inc.(c)	4,211	440,723
Comerica, Inc.	21,426	1,548,029
Community Financial System, Inc.	9,160	634,147
Customers Bancorp, Inc.(b)	4,831	272,710
CVB Financial Corp.(c)	23,043	539,667
Dime Community Bancshares, Inc.	5,963	213,952
Donnelley Financial Solutions, Inc.(b)	4,036	243,169
	Shares	Value
Financials-(continued)
Eagle Bancorp, Inc.	5,051	$148,297
Ellington Financial, Inc.	13,562	167,626
Employers Holdings, Inc.	4,210	224,646
Enova International, Inc.(b)	4,928	519,953
EVERTEC, Inc.	10,700	385,200
EZCORP, Inc., Class A(b)(c)	9,311	119,181
FB Financial Corp.	6,086	343,555
First Bancorp	28,525	589,897
First Bancorp/Southern Pines NC	6,793	321,309
First Commonwealth Financial Corp.	17,271	325,213
First Financial Bancorp	16,495	487,097
First Hawaiian, Inc.	21,819	602,423
Franklin BSP Realty Trust, Inc.(c)	13,829	180,883
Fulton Financial Corp.	32,448	700,228
Genworth Financial, Inc., Class A(b)	74,619	582,028
Goosehead Insurance, Inc., Class A(b)(c)	4,176	526,677
Green Dot Corp., Class A(b)	7,546	77,497
HA Sustainable Infrastructure Capital, Inc.(c)	17,557	550,588
Hanmi Financial Corp.	5,176	136,905
HCI Group, Inc.(c)	1,182	144,050
Heritage Financial Corp.	5,912	156,372
Hilltop Holdings, Inc.	7,780	246,237
Hope Bancorp, Inc.	20,651	281,267
Horace Mann Educators Corp.	7,056	295,435
Independent Bank Corp.	7,308	529,026
Independent Bank Group, Inc.	6,089	407,476
Jackson Financial, Inc., Class A	12,241	1,226,426
KKR Real Estate Finance Trust, Inc.	9,236	107,415
Lakeland Financial Corp.(c)	4,392	322,636
Lincoln National Corp.	30,413	1,080,878
Mercury General Corp.	4,848	382,798
Moelis & Co., Class A	11,975	921,836
Mr. Cooper Group, Inc.(b)	11,052	1,090,501
National Bank Holdings Corp., Class A	6,565	313,413
Navient Corp.	14,788	230,397
NBT Bancorp, Inc.	8,394	420,707
NMI Holdings, Inc., Class A(b)	13,420	536,666
Northwest Bancshares, Inc.	21,649	317,807
OFG Bancorp	8,007	363,678
Pacific Premier Bancorp, Inc.	17,017	483,283
Palomar Holdings, Inc.(b)(c)	4,270	462,441
Park National Corp.	2,479	471,902
Pathward Financial, Inc.	4,278	358,839
Payoneer Global, Inc.(b)	41,569	453,518
PennyMac Mortgage Investment Trust(c)	14,345	194,949
Piper Sandler Cos.	2,652	909,609
PJT Partners, Inc., Class A	3,665	613,374
PRA Group, Inc.(b)	7,223	153,128
Preferred Bank	2,103	198,376
ProAssurance Corp.(b)	8,618	144,093
PROG Holdings, Inc.	7,208	350,741
Provident Financial Services, Inc.	22,581	476,911
Radian Group, Inc.	25,737	921,127
Ready Capital Corp.(c)	26,517	195,430
Redwood Trust, Inc.(c)	21,527	154,133
Renasant Corp.	10,959	412,278
S&T Bancorp, Inc.	6,434	275,311
Safety Insurance Group, Inc.	2,602	223,356
Seacoast Banking Corp. of Florida	14,013	419,829
ServisFirst Bancshares, Inc.(c)	8,472	811,448
Simmons First National Corp., Class A	21,053	514,956
SiriusPoint Ltd. (Sweden)(b)	15,870	244,715
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Southside Bancshares, Inc.	4,863	$170,789
Stellar Bancorp, Inc.	7,902	245,041
StepStone Group, Inc., Class A	8,812	580,623
Stewart Information Services Corp.	4,641	348,493
StoneX Group, Inc.(b)	4,629	480,305
Tompkins Financial Corp.	2,198	167,729
Triumph Financial, Inc.(b)(c)	3,722	398,589
Trupanion, Inc.(b)(c)	6,169	328,869
TrustCo Bank Corp.	3,253	121,142
Trustmark Corp.	10,335	404,202
Two Harbors Investment Corp.	17,186	201,936
United Community Banks, Inc.	20,541	694,491
United Fire Group, Inc., (Acquired 06/28/2021 - 11/25/2024; Cost $93,150)(e)	3,495	106,947
Veritex Holdings, Inc.	9,160	278,556
Virtu Financial, Inc., Class A	14,122	526,892
Virtus Investment Partners, Inc.	1,156	285,497
WaFd, Inc.	11,242	411,232
Walker & Dunlop, Inc.	5,598	616,788
Westamerica Bancorporation	4,497	257,363
WisdomTree, Inc.	19,258	230,133
World Acceptance Corp.(b)(c)	594	71,826
WSFS Financial Corp.	10,485	629,310
		47,652,221
Health Care-9.00%
AdaptHealth Corp.(b)(c)	12,202	122,386
Addus HomeCare Corp.(b)	2,900	356,236
Alkermes PLC(b)	28,955	840,274
AMN Healthcare Services, Inc.(b)(c)	7,487	194,887
ANI Pharmaceuticals, Inc.(b)	2,865	163,964
Arcus Biosciences, Inc.(b)(c)	8,767	135,362
Artivion, Inc.(b)	7,084	209,120
Astrana Health, Inc.(b)(c)	6,557	283,590
Avanos Medical, Inc.(b)	7,530	144,275
BioLife Solutions, Inc.(b)(c)	6,462	177,511
Catalyst Pharmaceuticals, Inc.(b)	18,593	410,347
Certara, Inc.(b)	19,293	216,275
Collegium Pharmaceutical, Inc.(b)(c)	5,535	168,817
Concentra Group Holdings Parent, Inc.(b)	1	20
CONMED Corp.(c)	4,899	362,722
Corcept Therapeutics, Inc.(b)(c)	14,537	838,494
CorVel Corp.(b)(c)	1,545	564,543
Cytek Biosciences, Inc.(b)(c)	16,039	104,735
Fortrea Holdings, Inc.(b)(c)	15,990	336,589
Fulgent Genetics, Inc.(b)(c)	3,500	64,050
Glaukos Corp.(b)(c)	8,586	1,233,379
Harmony Biosciences Holdings, Inc.(b)	4,888	169,467
HealthStream, Inc.	3,979	131,705
ICU Medical, Inc.(b)	3,162	518,441
Innoviva, Inc.(b)(c)	8,741	165,992
Integer Holdings Corp.(b)(c)	5,606	787,643
Integra LifeSciences Holdings Corp.(b)	12,596	309,610
Krystal Biotech, Inc.(b)(c)	3,898	769,543
LeMaitre Vascular, Inc.	3,311	354,244
Ligand Pharmaceuticals, Inc.(b)(c)	2,776	337,201
Merit Medical Systems, Inc.(b)	9,246	960,659
Mesa Laboratories, Inc.	918	107,535
Myriad Genetics, Inc.(b)	15,536	252,771
National HealthCare Corp.	2,430	304,236
NeoGenomics, Inc.(b)	20,672	366,515
	Shares	Value
Health Care-(continued)
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	762	$0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	762	0
Organon & Co.	45,554	722,942
Owens & Minor, Inc.(b)(c)	12,449	167,688
Pacira BioSciences, Inc.(b)(c)	8,871	150,009
Patterson Cos., Inc.	13,828	297,164
Pediatrix Medical Group, Inc.(b)	13,578	203,127
Phibro Animal Health Corp., Class A	3,412	79,738
Premier, Inc., Class A	17,356	397,452
Prestige Consumer Healthcare, Inc.(b)	8,371	709,610
Privia Health Group, Inc.(b)(c)	18,232	391,623
Protagonist Therapeutics, Inc.(b)	8,943	391,703
RadNet, Inc.(b)	11,302	924,051
REGENXBIO, Inc.(b)(c)	7,184	71,265
Select Medical Holdings Corp.(c)	18,060	381,247
Simulations Plus, Inc.(c)	2,842	90,290
STAAR Surgical Co., (Acquired 06/21/2024 - 10/03/2024; Cost $343,718)(b)(c)(e)	8,569	249,358
Supernus Pharmaceuticals, Inc.(b)	9,914	362,555
U.S. Physical Therapy, Inc.	2,477	244,628
UFP Technologies, Inc.(b)(c)	1,291	416,890
Vericel Corp.(b)(c)	9,147	531,807
Xencor, Inc.(b)	8,128	208,077
		19,454,362
Industrials-18.75%
AAR Corp.(b)	5,418	376,659
ABM Industries, Inc.	11,786	673,806
AeroVironment, Inc.(b)(c)	4,950	962,775
Air Lease Corp., Class A	18,117	922,155
Alamo Group, Inc.	1,758	351,512
Alaska Air Group, Inc.(b)	18,551	975,783
Albany International Corp., Class A	5,555	460,509
Allegiant Travel Co.(c)	2,347	192,078
American Woodmark Corp.(b)	2,756	250,190
Apogee Enterprises, Inc.	3,782	318,482
ArcBest Corp.	4,013	462,619
Arcosa, Inc.	8,337	905,732
Armstrong World Industries, Inc.	7,269	1,161,804
Astec Industries, Inc.	4,050	156,370
AZZ, Inc.	5,307	494,294
Barnes Group, Inc.	9,330	437,017
Boise Cascade Co.	7,010	1,034,676
Brady Corp., Class A	7,308	547,296
CoreCivic, Inc.(b)	19,073	425,900
CSG Systems International, Inc.	4,831	264,787
Deluxe Corp.	7,629	176,764
DNOW, Inc.(b)	19,194	288,870
DXP Enterprises, Inc.(b)	2,384	174,676
Dycom Industries, Inc.(b)	4,425	801,633
Enerpac Tool Group Corp.	9,018	435,209
Enpro, Inc.	3,673	694,564
Enviri Corp.(b)	15,697	116,158
ESCO Technologies, Inc.	4,230	627,774
Federal Signal Corp.	10,902	1,061,964
Franklin Electric Co., Inc.	6,906	747,920
Gates Industrial Corp. PLC(b)	35,760	792,442
GEO Group, Inc. (The)(b)	23,501	670,013
Gibraltar Industries, Inc.(b)	5,104	369,734
GMS, Inc.(b)	6,662	668,532
Granite Construction, Inc.(c)	7,289	724,308
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Greenbrier Cos., Inc. (The)	5,311	$361,148
Griffon Corp.	6,252	527,044
Hayward Holdings, Inc.(b)(c)	21,407	345,937
Healthcare Services Group, Inc.(b)	12,059	148,808
Heartland Express, Inc.	7,715	98,520
Heidrick & Struggles International, Inc.	3,457	159,506
Hertz Global Holdings, Inc.(b)(c)	23,849	117,337
Hillenbrand, Inc.	13,992	476,148
HNI Corp.	8,097	458,695
Hub Group, Inc., Class A	10,564	545,525
Insteel Industries, Inc.	3,521	103,799
Interface, Inc.	9,725	258,199
JetBlue Airways Corp.(b)(c)	48,791	291,282
John Bean Technologies Corp.(c)	5,342	673,199
Kelly Services, Inc., Class A	5,308	77,762
Kennametal, Inc.	13,104	376,085
Korn Ferry	8,768	686,885
Lindsay Corp.	1,890	250,935
Liquidity Services, Inc.(b)	3,552	90,825
Marten Transport Ltd.	9,465	164,502
MasterBrand, Inc.(b)	20,385	352,660
Matson, Inc.	5,924	907,438
Matthews International Corp., Class A	5,386	162,442
Mercury Systems, Inc.(b)(c)	8,774	360,875
MillerKnoll, Inc.	12,769	321,013
Moog, Inc., Class A	4,837	1,070,283
MYR Group, Inc.(b)	2,872	453,489
National Presto Industries, Inc.	926	73,821
NV5 Global, Inc.(b)	8,881	193,251
OPENLANE, Inc.(b)(c)	18,975	383,295
Powell Industries, Inc.(c)	1,524	407,487
Proto Labs, Inc.(b)(c)	4,225	174,028
Quanex Building Products Corp.	7,481	222,635
Resideo Technologies, Inc.(b)	25,917	704,424
Robert Half, Inc.(c)	16,658	1,242,853
Rush Enterprises, Inc., Class A	10,926	676,866
RXO, Inc.(b)(c)	20,915	630,587
Schneider National, Inc., Class B	6,002	201,727
SkyWest, Inc.(b)	6,703	769,102
SPX Technologies, Inc.(b)	8,327	1,469,216
Standex International Corp.	2,041	424,303
Sun Country Airlines Holdings, Inc.(b)	6,107	87,880
Tennant Co.	3,273	289,235
Titan International, Inc.(b)(c)	8,801	64,423
Trinity Industries, Inc.	14,178	534,511
UniFirst Corp.	2,487	499,564
Verra Mobility Corp., Class A(b)	27,079	640,689
Vestis Corp.	20,157	324,124
Viad Corp.(b)	3,666	163,943
Vicor Corp.(b)(c)	3,894	207,200
Wabash National Corp.	7,477	148,269
Werner Enterprises, Inc.(c)	10,350	423,108
		40,521,887
Information Technology-10.26%
A10 Networks, Inc.	11,854	202,111
ACI Worldwide, Inc.(b)	18,049	1,025,544
Adeia, Inc.	19,014	230,450
Advanced Energy Industries, Inc.	6,584	757,423
Agilysys, Inc.(b)(c)	3,584	481,331
Alarm.com Holdings, Inc.(b)(c)	8,776	571,669
Alpha & Omega Semiconductor Ltd.(b)	4,501	186,656
Arlo Technologies, Inc.(b)	16,340	183,335
	Shares	Value
Information Technology-(continued)
Axcelis Technologies, Inc.(b)	5,578	$414,111
Badger Meter, Inc.	4,857	1,053,095
Benchmark Electronics, Inc.	6,033	292,540
BlackLine, Inc.(b)	8,328	516,419
Calix, Inc.(b)	9,844	320,225
CEVA, Inc.(b)(c)	3,694	109,860
Cohu, Inc.(b)(c)	8,486	224,030
Corsair Gaming, Inc.(b)(c)	8,680	63,798
CTS Corp.(c)	5,270	289,376
Digi International, Inc.(b)(c)	6,608	219,518
Diodes, Inc.(b)(c)	8,277	538,005
DXC Technology Co.(b)	28,420	639,450
ePlus, Inc.(b)	4,682	378,587
FormFactor, Inc.(b)	13,648	546,739
Harmonic, Inc.(b)	19,541	250,516
Ichor Holdings Ltd.(b)	5,828	190,925
Insight Enterprises, Inc.(b)(c)	4,854	759,408
InterDigital, Inc.(c)	4,226	828,127
Itron, Inc.(b)	7,510	890,160
Knowles Corp.(b)	15,872	308,869
Kulicke & Soffa Industries, Inc. (Singapore)(c)	9,782	473,644
LiveRamp Holdings, Inc.(b)	11,091	336,723
MARA Holdings, Inc.(b)(c)	46,117	1,264,528
N-able, Inc.(b)	11,716	122,315
NetScout Systems, Inc.(b)	12,779	279,605
OSI Systems, Inc.(b)(c)	2,672	474,013
PC Connection, Inc.	1,886	136,886
Photronics, Inc.(b)	11,428	284,671
Plexus Corp.(b)	4,523	743,581
Progress Software Corp.(c)	6,993	478,391
Rogers Corp.(b)	2,881	298,414
Sanmina Corp.(b)	9,407	747,010
ScanSource, Inc.(b)	4,555	229,618
SiTime Corp.(b)	2,850	605,283
SolarWinds Corp.	8,690	116,011
Sprinklr, Inc., Class A(b)(c)	23,124	190,542
SPS Commerce, Inc.(b)	6,323	1,220,782
TTM Technologies, Inc.(b)	17,669	430,770
Ultra Clean Holdings, Inc.(b)	7,912	304,058
Veeco Instruments, Inc.(b)(c)	10,550	294,028
Viasat, Inc.(b)(c)	12,661	118,127
Viavi Solutions, Inc.(b)(c)	36,787	365,663
Xerox Holdings Corp.(c)	20,656	188,796
		22,175,736
Materials-5.87%
AdvanSix, Inc.	4,646	150,856
Alpha Metallurgical Resources, Inc.(c)	2,286	561,373
Arch Resources, Inc.(c)	3,204	550,832
ATI, Inc.(b)	20,689	1,244,857
Balchem Corp.	5,596	1,010,190
Carpenter Technology Corp.	8,497	1,648,758
Century Aluminum Co.(b)	9,330	213,004
H.B. Fuller Co.	9,469	728,071
Hawkins, Inc.	3,359	451,819
Innospec, Inc.	4,298	509,786
Kaiser Aluminum Corp.	2,773	225,389
Koppers Holdings, Inc.	3,720	143,071
Materion Corp.	3,743	432,766
Mativ Holdings, Inc., Class A	9,383	123,386
Metallus, Inc.(b)(c)	6,969	116,173
Minerals Technologies, Inc.	5,601	456,874
O-I Glass, Inc.(b)	26,398	332,615
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Quaker Chemical Corp.	2,330	$367,441
Sealed Air Corp.	24,699	903,983
Sensient Technologies Corp.	7,131	553,651
Stepan Co.	3,694	284,069
SunCoke Energy, Inc.	15,659	195,111
Sylvamo Corp.	5,975	551,433
Warrior Met Coal, Inc.(c)	9,841	692,019
Worthington Steel, Inc.	5,536	248,234
		12,695,761
Real Estate-6.92%
Acadia Realty Trust	16,445	425,103
Alexander & Baldwin, Inc.	11,763	231,496
American Assets Trust, Inc.	8,209	233,464
Apple Hospitality REIT, Inc.	36,912	594,652
Armada Hoffler Properties, Inc.	11,213	123,904
Brandywine Realty Trust	28,523	159,729
CareTrust REIT, Inc.	22,412	667,653
Centerspace	2,448	177,480
Cushman & Wakefield PLC(b)	32,266	493,670
DiamondRock Hospitality Co.	35,450	328,976
Douglas Emmett, Inc.(c)	26,975	522,236
Easterly Government Properties, Inc.	16,309	200,927
Elme Communities	13,916	235,737
Essential Properties Realty Trust, Inc.(c)	27,874	950,503
eXp World Holdings, Inc.(c)	11,645	161,283
Four Corners Property Trust, Inc.(c)	14,020	416,534
Getty Realty Corp.	7,943	261,166
Global Net Lease, Inc.	31,378	232,511
Highwoods Properties, Inc.	16,931	549,580
Hudson Pacific Properties, Inc.(c)	22,268	85,732
Innovative Industrial Properties, Inc.	4,490	489,500
JBG SMITH Properties, (Acquired 06/16/2023 - 11/25/2024; Cost $612,552)(e)	13,241	226,289
LTC Properties, Inc.	6,923	267,159
LXP Industrial Trust	48,797	456,252
Macerich Co. (The)(c)	34,536	732,508
Marcus & Millichap, Inc.(c)	3,993	166,149
Medical Properties Trust, Inc.(c)	89,244	391,781
NexPoint Residential Trust, Inc.	3,809	179,290
Pebblebrook Hotel Trust	20,529	284,327
Phillips Edison & Co., Inc.	19,352	764,404
Retail Opportunity Investments Corp.	20,469	356,161
Safehold, Inc.(c)	7,048	150,545
Saul Centers, Inc.	2,133	87,688
Service Properties Trust	28,702	79,791
	Shares	Value
Real Estate-(continued)
SITE Centers Corp.	7,482	$116,121
SL Green Realty Corp.(c)	10,293	804,810
St. Joe Co. (The)	5,864	299,533
Summit Hotel Properties, Inc.	18,395	121,039
Sunstone Hotel Investors, Inc.	34,342	369,176
Tanger, Inc.	17,214	636,402
Universal Health Realty Income Trust	2,080	87,755
Urban Edge Properties	19,128	440,135
Whitestone REIT	7,885	116,067
Xenia Hotels & Resorts, Inc.	17,621	271,011
		14,946,229
Utilities-2.13%
American States Water Co.	5,929	505,803
Avista Corp.	12,727	492,408
California Water Service Group	9,549	488,813
Chesapeake Utilities Corp.	3,544	466,922
Clearway Energy, Inc., Class C	18,649	549,959
MGE Energy, Inc.	5,723	596,795
Middlesex Water Co.	2,916	190,809
Northwest Natural Holding Co.	6,278	275,102
Otter Tail Corp.(c)	7,483	603,429
SJW Group	4,763	265,394
Unitil Corp.	2,670	160,253
		4,595,687
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $164,363,932)		216,056,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.70%
Invesco Private Government Fund, 4.63%(g)(h)(i)	12,533,240	12,533,240
Invesco Private Prime Fund, 4.71%(g)(h)(i)	32,193,984	32,203,642
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,737,977)		44,736,882
TOTAL INVESTMENTS IN SECURITIES-120.67% (Cost $209,101,909)		260,793,404
OTHER ASSETS LESS LIABILITIES-(20.67)%		(44,671,377)
NET ASSETS-100.00%		$216,122,027
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2024 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at November 30, 2024 was $582,594, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,436,893	$(1,436,893)	$-	$-	$-	$1,060
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,631,261	23,075,975	(20,173,996)	-	-	12,533,240	140,852 *
Invesco Private Prime Fund	26,508,539	49,510,567	(43,811,739)	(3,447)	(278)	32,203,642	377,168 *
Total	$36,139,800	$74,023,435	$(65,422,628)	$(3,447)	$(278)	$44,736,882	$519,080

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.82%
Cogent Communications Holdings, Inc.	499	$41,013
Consumer Discretionary-20.67%
Asbury Automotive Group, Inc.(b)	95	24,684
Boot Barn Holdings, Inc.(b)(c)	162	22,217
Caleres, Inc.	490	15,224
Cavco Industries, Inc.(b)(c)	57	29,327
Ethan Allen Interiors, Inc.	789	24,246
G-III Apparel Group Ltd.(b)	887	26,282
Golden Entertainment, Inc.	623	21,020
Green Brick Partners, Inc.(b)	427	30,513
Group 1 Automotive, Inc.	84	35,767
Guess?, Inc.	1,031	16,970
Installed Building Products, Inc.	96	21,959
La-Z-Boy, Inc.	478	21,639
Monarch Casino & Resort, Inc.	456	38,309
Signet Jewelers Ltd.	254	25,451
Steven Madden Ltd.	630	28,715
Stride, Inc.(b)	321	34,305
Worthington Enterprises, Inc.	436	17,841
XPEL, Inc.(b)(d)	738	32,103
		466,572
Consumer Staples-4.23%
Cal-Maine Foods, Inc.	613	59,835
Inter Parfums, Inc.	259	35,654
		95,489
Energy-11.64%
CONSOL Energy, Inc.	353	46,137
CVR Energy, Inc.(c)	1,112	21,517
Dorian LPG Ltd.	631	15,441
Helmerich & Payne, Inc.	588	20,362
Liberty Energy, Inc., Class A	1,310	24,104
Magnolia Oil & Gas Corp., Class A(c)	942	26,131
Northern Oil and Gas, Inc.(c)	824	35,836
Par Pacific Holdings, Inc.(b)	1,136	19,800
RPC, Inc.(c)	4,792	30,861
SM Energy Co.	499	22,550
		262,739
Financials-21.31%
Axos Financial, Inc.(b)	344	28,500
BancFirst Corp.(c)	214	27,024
Bancorp, Inc. (The)(b)	618	36,110
Bread Financial Holdings, Inc.	438	25,768
Cathay General Bancorp	490	25,485
Customers Bancorp, Inc.(b)	427	24,104
First Bancorp	1,417	29,304
HCI Group, Inc.(c)	214	26,080
OFG Bancorp	519	23,573
Palomar Holdings, Inc.(b)	387	41,912
Pathward Financial, Inc.	405	33,971
Preferred Bank	311	29,337
PROG Holdings, Inc.	528	25,692
S&T Bancorp, Inc.(c)	856	36,628
SiriusPoint Ltd. (Sweden)(b)	1,476	22,760
Westamerica Bancorporation	386	22,091
WisdomTree, Inc.	1,902	22,729
		481,068
Health Care-7.95%
Alkermes PLC(b)	822	23,854
	Shares	Value
Health Care-(continued)
AMN Healthcare Services, Inc.(b)	447	$11,635
Amphastar Pharmaceuticals, Inc.(b)	745	33,667
Catalyst Pharmaceuticals, Inc.(b)	1,926	42,507
Collegium Pharmaceutical, Inc.(b)(c)	658	20,069
CorVel Corp.(b)	69	25,213
Harmony Biosciences Holdings, Inc.(b)	646	22,397
		179,342
Industrials-15.20%
Apogee Enterprises, Inc.	317	26,695
Armstrong World Industries, Inc.	168	26,851
DNOW, Inc.(b)	1,242	18,692
Dycom Industries, Inc.(b)	110	19,928
Enerpac Tool Group Corp.	602	29,053
GMS, Inc.(b)	290	29,101
Heidrick & Struggles International, Inc.	580	26,761
Liquidity Services, Inc.(b)	1,213	31,016
Matson, Inc.	146	22,364
MYR Group, Inc.(b)	121	19,106
Rush Enterprises, Inc., Class A	477	29,550
Standex International Corp.(c)	110	22,868
Titan International, Inc.(b)	2,309	16,902
Wabash National Corp.	1,219	24,173
		343,060
Information Technology-10.42%
Agilysys, Inc.(b)	231	31,023
Axcelis Technologies, Inc.(b)	224	16,630
Badger Meter, Inc.	98	21,248
Diodes, Inc.(b)	237	15,405
Harmonic, Inc.(b)	1,582	20,281
InterDigital, Inc.	199	38,996
MARA Holdings, Inc.(b)(c)	1,882	51,605
Photronics, Inc.(b)	744	18,533
Sanmina Corp.(b)(c)	271	21,520
		235,241
Materials-6.06%
Alpha Metallurgical Resources, Inc.	115	28,241
Arch Resources, Inc.	136	23,381
Hawkins, Inc.	195	26,229
Sylvamo Corp.	255	23,534
Warrior Met Coal, Inc.	504	35,441
		136,826
Utilities-0.72%
Otter Tail Corp.(c)	203	16,370
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,976,211)		2,257,720
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.66%
Invesco Private Government Fund, 4.63%(e)(f)(g)	137,163	137,163
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(e)(f)(g)	351,580	$351,685
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $488,848)		488,848
TOTAL INVESTMENTS IN SECURITIES-121.68% (Cost $2,465,059)		2,746,568
OTHER ASSETS LESS LIABILITIES-(21.68)%		(489,428)
NET ASSETS-100.00%		$2,257,140

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2024 represented 1.42% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,091	$7,449	$(8,540)	$-	$-	$-	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,879	427,213	(380,929)	-	-	137,163	1,015 *
Invesco Private Prime Fund	236,641	946,167	(831,096)	(16)	(11)	351,685	2,738 *
Total	$328,611	$1,380,829	$(1,220,565)	$(16)	$(11)	$488,848	$3,764

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-6.82%
Cable One, Inc.	2,122	$891,707
Cogent Communications Holdings, Inc.	22,894	1,881,658
John Wiley & Sons, Inc., Class A(b)	16,038	836,863
Scholastic Corp.(b)	15,924	420,075
		4,030,303
Consumer Discretionary-5.17%
Bloomin’ Brands, Inc.(b)	57,677	804,018
Ethan Allen Interiors, Inc.	39,781	1,222,470
Upbound Group, Inc.(b)	29,964	1,030,462
		3,056,950
Consumer Staples-10.83%
Cal-Maine Foods, Inc.	9,981	974,245
Energizer Holdings, Inc.	28,895	1,101,189
Fresh Del Monte Produce, Inc.	38,068	1,284,795
Inter Parfums, Inc.	3,806	523,934
SpartanNash Co.	49,806	945,318
Universal Corp.	27,503	1,570,971
		6,400,452
Energy-7.21%
Archrock, Inc.	31,780	814,204
California Resources Corp.	9,928	587,340
CVR Energy, Inc.(b)	64,074	1,239,832
Northern Oil and Gas, Inc.(b)	24,222	1,053,415
World Kinect Corp.	19,570	566,551
		4,261,342
Financials-24.90%
Apollo Commercial Real Estate Finance, Inc.(b)	184,954	1,710,825
ARMOUR Residential REIT, Inc.(b)	94,268	1,783,551
Blackstone Mortgage Trust, Inc., Class A(b)	112,228	2,157,022
Ellington Financial, Inc.	153,742	1,900,251
KKR Real Estate Finance Trust, Inc.(b)	173,561	2,018,514
New York Mortgage Trust, Inc.(b)	301,766	1,852,843
Ready Capital Corp.(b)	216,599	1,596,335
Two Harbors Investment Corp.	144,507	1,697,957
		14,717,298
Health Care-4.01%
National HealthCare Corp.	3,683	461,111
Patterson Cos., Inc.(b)	37,285	801,255
Premier, Inc., Class A	48,459	1,109,711
		2,372,077
Industrials-10.29%
CSG Systems International, Inc.(b)	13,583	744,484
Deluxe Corp.(b)	48,577	1,125,529
HNI Corp.	12,762	722,967
Kennametal, Inc.(b)	30,317	870,098
Matthews International Corp., Class A	30,294	913,667
	Shares	Value
Industrials-(continued)
Robert Half, Inc.(b)	10,577	$789,150
Trinity Industries, Inc.(b)	24,354	918,146
		6,084,041
Materials-4.66%
AdvanSix, Inc.	23,335	757,687
Sealed Air Corp.	13,926	509,692
Sensient Technologies Corp.	5,931	460,483
SunCoke Energy, Inc.	82,495	1,027,888
		2,755,750
Real Estate-12.34%
Easterly Government Properties, Inc.(b)	136,847	1,685,955
Global Net Lease, Inc.(b)	225,625	1,671,881
Highwoods Properties, Inc.(b)	56,773	1,842,852
Kennedy-Wilson Holdings, Inc.(b)	180,718	2,092,714
		7,293,402
Utilities-13.63%
American States Water Co.	6,373	543,681
Avista Corp.	30,266	1,170,991
California Water Service Group	9,251	473,559
Chesapeake Utilities Corp.	4,176	550,188
Clearway Energy, Inc., Class C	53,906	1,589,688
MGE Energy, Inc.	5,845	609,516
Middlesex Water Co.	8,278	541,671
Northwest Natural Holding Co.	29,324	1,284,978
SJW Group	10,580	589,518
Unitil Corp.	11,708	702,714
		8,056,504
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $57,818,054)		59,028,119
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.96%
Invesco Private Government Fund, 4.63%(c)(d)(e)	4,464,883	4,464,883
Invesco Private Prime Fund, 4.71%(c)(d)(e)	11,468,850	11,472,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,937,202)		15,937,174
TOTAL INVESTMENTS IN SECURITIES-126.82% (Cost $73,755,256)		74,965,293
OTHER ASSETS LESS LIABILITIES-(26.82)%		(15,851,601)
NET ASSETS-100.00%		$59,113,692
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$745,534	$(745,534)	$-	$-	$-	$763
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,635,080	10,102,586	(9,272,783)	-	-	4,464,883	45,701 *
Invesco Private Prime Fund	9,813,887	23,172,469	(21,513,125)	(474)	(466)	11,472,291	122,116 *
Total	$13,448,967	$34,020,589	$(31,531,442)	$(474)	$(466)	$15,937,174	$168,580

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.62%
Madison Square Garden Sports Corp., Class A(b)	15,951	$3,667,933
TEGNA, Inc.	133,726	2,510,037
Yelp, Inc.(b)	65,078	2,487,281
		8,665,251
Consumer Discretionary-2.39%
Monarch Casino & Resort, Inc.	35,075	2,946,651
Steven Madden Ltd.(c)	58,289	2,656,813
Sturm, Ruger & Co., Inc.	60,047	2,287,190
		7,890,654
Consumer Staples-7.28%
Cal-Maine Foods, Inc.	26,390	2,575,928
Edgewell Personal Care Co.	78,277	2,863,373
Energizer Holdings, Inc.	77,779	2,964,158
J&J Snack Foods Corp.	13,963	2,426,630
John B. Sanfilippo & Son, Inc.	28,530	2,463,565
PriceSmart, Inc.	29,678	2,663,304
Simply Good Foods Co. (The)(b)(c)	71,907	2,861,179
SpartanNash Co.	108,920	2,067,302
Tootsie Roll Industries, Inc.(c)	95,354	3,156,217
		24,041,656
Energy-0.74%
Magnolia Oil & Gas Corp., Class A(c)	87,764	2,434,573
Financials-23.44%
AMERISAFE, Inc.	46,571	2,748,620
Apollo Commercial Real Estate Finance, Inc.(c)	260,252	2,407,331
ARMOUR Residential REIT, Inc.(c)	135,406	2,561,882
Assured Guaranty Ltd.	31,376	2,926,753
City Holding Co.(c)	21,204	2,784,509
Donnelley Financial Solutions, Inc.(b)	40,055	2,413,314
Ellington Financial, Inc.	258,867	3,199,596
Employers Holdings, Inc.	66,443	3,545,399
EVERTEC, Inc.	69,432	2,499,552
First Bancorp	110,325	2,281,521
First Hawaiian, Inc.(c)	88,609	2,446,495
Franklin BSP Realty Trust, Inc.(c)	197,071	2,577,689
Genworth Financial, Inc., Class A(b)	365,678	2,852,288
Hilltop Holdings, Inc.	70,904	2,244,112
Horace Mann Educators Corp.	68,491	2,867,718
Mr. Cooper Group, Inc.(b)	26,508	2,615,544
NMI Holdings, Inc., Class A(b)	77,840	3,112,822
Northwest Bancshares, Inc.	166,911	2,450,253
OFG Bancorp	52,153	2,368,789
Pathward Financial, Inc.	33,101	2,776,512
PennyMac Mortgage Investment Trust(c)	204,333	2,776,885
Piper Sandler Cos.	6,899	2,366,288
PJT Partners, Inc., Class A	15,128	2,531,822
Radian Group, Inc.	79,789	2,855,648
Safety Insurance Group, Inc.	34,209	2,936,501
SiriusPoint Ltd. (Sweden)(b)(c)	173,593	2,676,804
StoneX Group, Inc.(b)	24,794	2,572,625
Two Harbors Investment Corp.	226,741	2,664,207
Westamerica Bancorporation	42,098	2,409,269
		77,470,748
Health Care-6.72%
Addus HomeCare Corp.(b)(c)	18,538	2,277,208
HealthStream, Inc.	92,847	3,073,236
	Shares	Value
Health Care-(continued)
Innoviva, Inc.(b)(c)	161,655	$3,069,828
Integer Holdings Corp.(b)(c)	17,946	2,521,413
Merit Medical Systems, Inc.(b)	26,245	2,726,855
Premier, Inc., Class A	124,901	2,860,233
Prestige Consumer Healthcare, Inc.(b)	38,134	3,232,619
U.S. Physical Therapy, Inc.	24,701	2,439,471
		22,200,863
Industrials-18.40%
Armstrong World Industries, Inc.	17,669	2,824,036
Brady Corp., Class A	41,937	3,140,662
Enerpac Tool Group Corp.(c)	59,902	2,890,870
ESCO Technologies, Inc.	18,076	2,682,659
Franklin Electric Co., Inc.	26,576	2,878,181
Granite Construction, Inc.	29,345	2,916,013
Heartland Express, Inc.	212,217	2,710,011
HNI Corp.	47,546	2,693,481
Hub Group, Inc., Class A	50,532	2,609,472
Kelly Services, Inc., Class A	108,657	1,591,825
Kennametal, Inc.(c)	79,877	2,292,470
Korn Ferry	30,580	2,395,637
Marten Transport Ltd.	150,913	2,622,868
National Presto Industries, Inc.	39,557	3,153,484
NV5 Global, Inc.(b)	99,525	2,165,664
OPENLANE, Inc.(b)(c)	151,418	3,058,644
Robert Half, Inc.(c)	37,901	2,827,794
Schneider National, Inc., Class B(c)	79,533	2,673,104
Tennant Co.	28,196	2,491,681
UniFirst Corp.	11,851	2,380,510
Verra Mobility Corp., Class A(b)(c)	105,564	2,497,644
Werner Enterprises, Inc.(c)	65,931	2,695,259
Zurn Elkay Water Solutions Corp.	65,624	2,613,148
		60,805,117
Information Technology-3.76%
InterDigital, Inc.(c)	13,913	2,726,391
N-able, Inc.(b)	189,958	1,983,162
OSI Systems, Inc.(b)(c)	16,118	2,859,333
PC Connection, Inc.	31,741	2,303,762
Progress Software Corp.(c)	37,258	2,548,820
		12,421,468
Materials-4.75%
Balchem Corp.	15,506	2,799,143
H.B. Fuller Co.	38,186	2,936,121
Innospec, Inc.	20,965	2,486,659
Minerals Technologies, Inc.	31,809	2,594,660
Sensient Technologies Corp.	33,300	2,585,412
Stepan Co.	29,789	2,290,774
		15,692,769
Real Estate-21.04%
Acadia Realty Trust(c)	117,663	3,041,588
Alexander & Baldwin, Inc.	156,945	3,088,678
Apple Hospitality REIT, Inc.	194,560	3,134,362
Armada Hoffler Properties, Inc.	230,430	2,546,251
CareTrust REIT, Inc.	124,691	3,714,545
Centerspace	37,622	2,727,595
DiamondRock Hospitality Co.	296,392	2,750,518
Easterly Government Properties, Inc.(c)	188,927	2,327,581
Elme Communities	152,999	2,591,803
Essential Properties Realty Trust, Inc.(c)	107,163	3,654,258
Four Corners Property Trust, Inc.(c)	123,064	3,656,231
Getty Realty Corp.(c)	109,673	3,606,048
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
LTC Properties, Inc.	97,401	$3,758,705
LXP Industrial Trust	307,001	2,870,459
Phillips Edison & Co., Inc.(c)	86,246	3,406,717
Saul Centers, Inc.	74,016	3,042,798
Sunstone Hotel Investors, Inc.	281,052	3,021,309
Tanger, Inc.	83,765	3,096,792
Universal Health Realty Income Trust(c)	58,353	2,461,913
Urban Edge Properties	135,291	3,113,046
Veris Residential, Inc.	146,183	2,667,840
Whitestone REIT	198,239	2,918,078
Xenia Hotels & Resorts, Inc.	152,481	2,345,158
		69,542,273
Utilities-8.80%
American States Water Co.	36,775	3,137,275
Avista Corp.	81,410	3,149,753
California Water Service Group	55,196	2,825,483
Chesapeake Utilities Corp.	23,707	3,123,397
MDU Resources Group, Inc.	178,401	3,575,156
MGE Energy, Inc.	24,400	2,544,432
Northwest Natural Holding Co.	64,695	2,834,935
Otter Tail Corp.(c)	28,171	2,271,710
SJW Group	50,530	2,815,532
Unitil Corp.	46,851	2,811,997
		29,089,670
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $297,148,901)		330,255,042
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.09%
Invesco Private Government Fund, 4.63%(d)(e)(f)	14,893,999	$14,893,999
Invesco Private Prime Fund, 4.71%(d)(e)(f)	38,256,673	38,268,150
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,162,868)		53,162,149
TOTAL INVESTMENTS IN SECURITIES-116.03% (Cost $350,311,769)		383,417,191
OTHER ASSETS LESS LIABILITIES-(16.03)%		(52,958,768)
NET ASSETS-100.00%		$330,458,423

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,296,739	$(2,296,739)	$-	$-	$-	$1,928
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,645,679	34,431,165	(32,182,845)	-	-	14,893,999	153,031 *
Invesco Private Prime Fund	33,851,635	67,157,264	(62,737,315)	(3,304)	(130)	38,268,150	408,538 *
Total	$46,497,314	$103,885,168	$(97,216,899)	$(3,304)	$(130)	$53,162,149	$563,497

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-0.75%
Yelp, Inc.(b)	80,934	$3,093,297
Consumer Discretionary-19.01%
Academy Sports & Outdoors, Inc.(c)	98,287	4,840,635
American Eagle Outfitters, Inc.	225,229	4,333,406
Buckle, Inc. (The)(c)	61,129	3,184,210
Caleres, Inc.(c)	47,792	1,484,897
Dorman Products, Inc.(b)	31,555	4,417,069
Frontdoor, Inc.(b)	117,926	6,910,464
G-III Apparel Group Ltd.(b)(c)	67,830	2,009,803
Golden Entertainment, Inc.(c)	48,808	1,646,782
Green Brick Partners, Inc.(b)	28,637	2,046,400
Guess?, Inc.(c)	30,543	502,738
Installed Building Products, Inc.(c)	35,383	8,093,507
Kontoor Brands, Inc.	99,957	9,174,053
LCI Industries	31,139	3,761,902
M/I Homes, Inc.(b)	35,892	5,923,257
Monarch Casino & Resort, Inc.	18,007	1,512,768
Monro, Inc.	32,627	917,471
Oxford Industries, Inc.(c)	19,211	1,597,779
Patrick Industries, Inc.(c)	25,189	3,385,150
Signet Jewelers Ltd.(c)	65,183	6,531,337
Steven Madden Ltd.	80,124	3,652,052
Worthington Enterprises, Inc.	60,099	2,459,251
		78,384,931
Consumer Staples-4.91%
Andersons, Inc. (The)	49,423	2,359,454
Central Garden & Pet Co., Class A(b)	69,257	2,340,194
Inter Parfums, Inc.(c)	20,296	2,793,947
John B. Sanfilippo & Son, Inc.	14,437	1,246,635
National Beverage Corp.(c)	38,745	1,913,616
USANA Health Sciences, Inc.(b)	11,928	459,586
WD-40 Co.(c)	23,372	6,476,147
WK Kellogg Co.	126,937	2,640,290
		20,229,869
Energy-4.82%
CONSOL Energy, Inc.(c)	47,345	6,187,991
CVR Energy, Inc.(c)	40,795	789,383
Dorian LPG Ltd.	48,000	1,174,560
Helmerich & Payne, Inc.(c)	118,690	4,110,235
REX American Resources Corp.(b)	24,792	1,073,742
RPC, Inc.(c)	91,725	590,709
SM Energy Co.(c)	131,175	5,927,798
		19,854,418
Financials-28.31%
AMERISAFE, Inc.	29,301	1,729,345
Artisan Partners Asset Management, Inc., Class A(c)	185,524	9,051,716
Assured Guaranty Ltd.	57,457	5,359,589
Axos Financial, Inc.(b)	68,162	5,647,222
BancFirst Corp.	17,540	2,214,951
Bancorp, Inc. (The)(b)	82,305	4,809,081
Cathay General Bancorp	79,741	4,147,329
City Holding Co.(c)	17,190	2,257,391
Cohen & Steers, Inc.(c)	50,415	5,276,434
Donnelley Financial Solutions, Inc.(b)	38,128	2,297,212
Employers Holdings, Inc.	28,607	1,526,470
First Bancorp	225,711	4,667,703
HCI Group, Inc.(c)	11,568	1,409,792
Jackson Financial, Inc., Class A	124,579	12,481,570
	Shares	Value
Financials-(continued)
Lakeland Financial Corp.(c)	29,364	$2,157,079
Lincoln National Corp.	205,989	7,320,849
Mercury General Corp.	30,926	2,441,917
NMI Holdings, Inc., Class A(b)(c)	103,745	4,148,763
OFG Bancorp	57,977	2,633,315
Palomar Holdings, Inc.(b)(c)	32,832	3,555,706
Pathward Financial, Inc.	38,400	3,220,992
Payoneer Global, Inc.(b)	342,625	3,738,039
PJT Partners, Inc., Class A	51,058	8,545,067
Preferred Bank(c)	17,883	1,686,903
PROG Holdings, Inc.	51,200	2,491,392
Radian Group, Inc.	163,023	5,834,593
Virtus Investment Partners, Inc.	7,714	1,905,127
Westamerica Bancorporation	38,194	2,185,843
WisdomTree, Inc.(c)	164,659	1,967,675
		116,709,065
Health Care-8.33%
Alkermes PLC(b)(c)	278,286	8,075,860
Astrana Health, Inc.(b)(c)	50,635	2,189,964
Collegium Pharmaceutical, Inc.(b)(c)	53,248	1,624,064
Corcept Therapeutics, Inc.(b)(c)	143,725	8,290,058
CorVel Corp.(b)	14,692	5,368,457
Harmony Biosciences Holdings, Inc.(b)(c)	46,730	1,620,129
National HealthCare Corp.	15,793	1,977,284
Pacira BioSciences, Inc.(b)(c)	56,217	950,629
Patterson Cos., Inc.(c)	92,109	1,979,422
Simulations Plus, Inc.(c)	18,675	593,305
STAAR Surgical Co., (Acquired 06/21/2024 - 11/27/2024; Cost $2,326,748)(b)(c)(d)	58,141	1,691,903
		34,361,075
Industrials-20.14%
American Woodmark Corp.(b)(c)	19,848	1,801,801
Apogee Enterprises, Inc.	35,074	2,953,582
Armstrong World Industries, Inc.	70,758	11,309,251
Boise Cascade Co.	48,755	7,196,238
Brady Corp., Class A	59,846	4,481,867
CSG Systems International, Inc.	33,697	1,846,933
DNOW, Inc.(b)	122,965	1,850,623
Enerpac Tool Group Corp.	73,740	3,558,692
Federal Signal Corp.(c)	73,410	7,150,868
Franklin Electric Co., Inc.	48,984	5,304,967
Gibraltar Industries, Inc.(b)	41,293	2,991,265
GMS, Inc.(b)	45,657	4,581,680
Insteel Industries, Inc.	31,519	929,180
Interface, Inc.	69,801	1,853,217
John Bean Technologies Corp.(c)	62,987	7,937,622
Lindsay Corp.	12,484	1,657,501
Liquidity Services, Inc.(b)	27,348	699,288
MasterBrand, Inc.(b)	167,492	2,897,612
National Presto Industries, Inc.	5,965	475,530
Powell Industries, Inc.(c)	19,214	5,137,439
Standex International Corp.	12,468	2,591,972
Tennant Co.	25,818	2,281,537
Wabash National Corp.	77,468	1,536,190
		83,024,855
Information Technology-5.57%
A10 Networks, Inc.	108,834	1,855,620
Agilysys, Inc.(b)(c)	38,529	5,174,445
Badger Meter, Inc.	37,457	8,121,427
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
InterDigital, Inc.(c)	30,534	$5,983,442
Photronics, Inc.(b)	73,839	1,839,329
		22,974,263
Materials-6.39%
Alpha Metallurgical Resources, Inc.(c)	18,783	4,612,542
Arch Resources, Inc.(c)	26,801	4,607,628
Balchem Corp.	34,839	6,289,136
Century Aluminum Co.(b)	119,422	2,726,404
Hawkins, Inc.	19,566	2,631,823
Innospec, Inc.	26,759	3,173,885
Worthington Steel, Inc.	51,024	2,287,916
		26,329,334
Real Estate-0.83%
Urban Edge Properties	148,327	3,413,004
Utilities-0.91%
Otter Tail Corp.(c)	46,734	3,768,630
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $360,858,408)		412,142,741
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.40%
Invesco Private Government Fund, 4.63%(e)(f)(g)	25,872,167	$25,872,167
Invesco Private Prime Fund, 4.71%(e)(f)(g)	66,454,573	66,474,509
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,346,676)		92,346,676
TOTAL INVESTMENTS IN SECURITIES-122.37% (Cost $453,205,084)		504,489,417
OTHER ASSETS LESS LIABILITIES-(22.37)%		(92,225,855)
NET ASSETS-100.00%		$412,263,562

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Restricted security. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$168,991	$1,537,935	$(1,706,926)	$-	$-	$-	$1,743
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,909,742	59,947,437	(48,985,012)	-	-	25,872,167	267,907 *
Invesco Private Prime Fund	44,284,944	133,033,106	(110,836,875)	(3,956)	(2,710)	66,474,509	716,322 *
Total	$59,363,677	$194,518,478	$(161,528,813)	$(3,956)	$(2,710)	$92,346,676	$985,972

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,380,953	$-	$-	$18,380,953
Money Market Funds	14,959	1,919,314	-	1,934,273
Total Investments	$18,395,912	$1,919,314	$-	$20,315,226
Invesco MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,080,737,296	$-	$-	$6,080,737,296
Money Market Funds	-	70,705,366	-	70,705,366
Total Investments	$6,080,737,296	$70,705,366	$-	$6,151,442,662
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$664,916,742	$5,411	$56,038	$664,978,191
Money Market Funds	-	92,751,290	-	92,751,290
Total Investments	$664,916,742	$92,756,701	$56,038	$757,729,481
Invesco S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$105,447,666	$-	$-	$105,447,666
Money Market Funds	12,129	1,697,006	-	1,709,135
Total Investments	$105,459,795	$1,697,006	$-	$107,156,801
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,439,938	$-	$-	$42,439,938
Money Market Funds	-	3,880,627	-	3,880,627
Total Investments	$42,439,938	$3,880,627	$-	$46,320,565

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$386,214,787	$-	$-	$386,214,787
Money Market Funds	128,172	30,476,276	-	30,604,448
Total Investments	$386,342,959	$30,476,276	$-	$416,819,235
Invesco S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,286,370	$-	$-	$3,286,370
Money Market Funds	-	155,580	-	155,580
Total Investments	$3,286,370	$155,580	$-	$3,441,950
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,643,623,096	$-	$-	$3,643,623,096
Money Market Funds	-	218,501,802	-	218,501,802
Total Investments	$3,643,623,096	$218,501,802	$-	$3,862,124,898
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,800,987,312	$-	$-	$7,800,987,312
Money Market Funds	-	250,333,852	-	250,333,852
Total Investments	$7,800,987,312	$250,333,852	$-	$8,051,321,164
Invesco S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,767,896	$-	$-	$5,767,896
Money Market Funds	5	237,467	-	237,472
Total Investments	$5,767,901	$237,467	$-	$6,005,368
Invesco S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,178,586,036	$-	$-	$4,178,586,036
Money Market Funds	386,487	42,755,405	-	43,141,892
Total Investments	$4,178,972,523	$42,755,405	$-	$4,221,727,928
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,096,541,890	$-	$-	$1,096,541,890
Money Market Funds	247,044	22,481,706	-	22,728,750
Total Investments	$1,096,788,934	$22,481,706	$-	$1,119,270,640
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$348,485,077	$-	$-	$348,485,077
Money Market Funds	-	53,623,428	-	53,623,428
Total Investments	$348,485,077	$53,623,428	$-	$402,108,505
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$861,038,763	$-	$-	$861,038,763
Money Market Funds	-	91,570,217	-	91,570,217
Total Investments	$861,038,763	$91,570,217	$-	$952,608,980
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$216,056,522	$-	$0	$216,056,522
Money Market Funds	-	44,736,882	-	44,736,882
Total Investments	$216,056,522	$44,736,882	$0	$260,793,404
Invesco S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,257,720	$-	$-	$2,257,720
Money Market Funds	-	488,848	-	488,848
Total Investments	$2,257,720	$488,848	$-	$2,746,568

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,028,119	$-	$-	$59,028,119
Money Market Funds	-	15,937,174	-	15,937,174
Total Investments	$59,028,119	$15,937,174	$-	$74,965,293
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$330,255,042	$-	$-	$330,255,042
Money Market Funds	-	53,162,149	-	53,162,149
Total Investments	$330,255,042	$53,162,149	$-	$383,417,191
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$412,142,741	$-	$-	$412,142,741
Money Market Funds	-	92,346,676	-	92,346,676
Total Investments	$412,142,741	$92,346,676	$-	$504,489,417